UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Suite 207, Garden City, NY 11530

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-542-3000

Date of fiscal year end:

8/31

Date of reporting period: 2/28/09

Item 1.  Reports to Stockholders.

CLASS A, B AND C SHARES

SEMI-ANNUAL REPORT

AS OF FEBRUARY 28, 2009

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS

AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Chairman’s Letter

Page

1

Investment Review

Schedules of Investments

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financials

Financial Highlights

Supplemental Information

Privacy Notice

Back Cover

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia

Trustee, Chairman, President & CEO

Patrick H. McCollough

Trustee

Udo W. Koopmann

Trustee

Floyd E. Seal

Trustee

Stephen H. Hamrick

Trustee

William B. Blundin

Trustee

Stephen Ventimiglia

Vice President & Secretary

Jonathan W. Ventimiglia

Vice President & Assistant Secretary

Mark S. Marrone

Treasurer & Chief Financial Officer

Michael J. Wagner

Chief Compliance Officer

RoseAnne Casaburri

Assistant Secretary

Kevin E. Wolf

Assistant Treasurer

Investment Manager

Distributor

Saratoga Capital Management, LLC

Northern Lights Distributors, LLC

1101 Stewart Avenue, Suite 207

4020 South 147th Street

Garden City, New York 11530-4808

Omaha, Nebraska 68137

Transfer & Shareholder Servicing Agent

Custodian

Gemini Fund Services, LLC

The Bank of New York

4020 South 147th Street, Suite 2

1 Wall Street, 25th Floor

Omaha, Nebraska 68137

New York, New York 10286

Administrator & Fund Accounting Agent

Custody Administrator

Gemini Fund Services, LLC

Gemini Fund Services, LLC

450 Wireless Boulevard

450 Wireless Boulevard

Hauppauge, New York 11788

Hauppauge, New York 11788

THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders

April 17, 2009

Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the “Trust”).  This report covers the six months from September 1, 2008 through February 28, 2009.

We believe that successful investing requires discipline and patience. Try to stay focused on your long-term investment goals. Don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy.  The Saratoga Advantage Trust’s portfolios are managed by some of the world’s leading institutional investment advisory firms.  Combining the strength of the Trust’s performance with a well-designed asset allocation plan can help you to achieve your long-term investment goals.

FOLLOWING ARE SOME INTERESTING STATISTICS

FOR INVESTORS TO CONSIDER1

Average returns for the S&P 500 Index2 for the previous nine bear markets are as follows (a bear market is a prolonged period in which investment prices fall, usually by 20% or more, accompanied by widespread pessimism):

•

On average the S&P 500 Index has declined by 32% from peak to trough (the average return from the market high to the market low).

•

The average bear market lasted 384 days.

•

The average recovery for the S&P 500 Index in the years following a bear market was as follows:

Year 1

Year 2

Year 3

+36%

+12%

 +1%

Year 1, Year 2 and Year 3 represent the average return of the S&P 500 Index one, two and three years after the market low point.

As you can see from the information above, it is important to be in the market when the market rebounds.  However, past performance is not a guarantee of future results.

Furthermore, following are some additional interesting statistics regarding the S&P 500 Index and recessions1,3.

Average statistics based on previous nine recessions and the returns of the S&P 500 Index

Average Return: -21%
Average Return: +36%
6 months before recession starts
Recession starts
Recession low
Recession ends
6 months after recession ends
Average Recession Length: 11 months
Average Return: +8%

Interestingly, typically, stock market declines start before recessions arrive and stock market rebounds typically start while recessions are still underway.  Historically, the most pessimistic periods have often times made for good long-term buying opportunities.  However, past performance is not a guarantee of future results.

1Source: Prudential Investment Management Services LLC, a Prudential Investment Company.

2The S&P 500 Index is a weighted, unmanaged index comprised of 500 large capitalization stocks.  It provides a broad indicator of stock price movements.  Investors cannot invest directly in an index.

3Nine recessionary periods as declared by the National Bureau of Economic Research were studied.  The National Bureau of Economic Research defines a recession as: “a significant decline in economic activity spread across the economy, lasting more than a few months, normally visible in real GDP, real income, employment, industrial production, and wholesale retail sales.  A recession begins just after the economy reaches a peak of activity and ends as the economy reaches its trough.  Between trough and peak, the economy is in an expansion. Expansion is the normal state of the economy; most recessions are brief and they have been rare in recent decades.”

ECONOMIC OVERVIEW

The United States (U.S.) economy declined by 6.3% during the fourth quarter of 2008, measured by the Gross Domestic Product (GDP).  Most economic sectors are now feeling the effects of the economic recession in the U.S.   During February 2009, the Saratoga Economic Leading StatisticsSM (ELS) index increased to -2. This is very encouraging and is suggesting that the greatest impact of this recession might be behind us. Of course there is no guarantee that the economic statistics that make up the ELS index will not turn lower once again.  However, if this index reaches +5 we would feel much better about our economic condition (the normal range of this index is +50 to -50).  We will keep you updated on the progress of this index as it can give revealing insight about economic conditions.  At the March 18, 2009 Federal Reserve (Fed) Open Market Committee meeting, the Fed released the following statement in part: “Information received since the Federal Open Market Committee met in January indicates that the economy continues to contract.  Job losses, declining equity and housing wealth, and tight credit conditions have weighed on consumer sentiment and spending.  Weaker sales prospects and difficulties in obtaining credit have led businesses to cut back on inventories and fixed investment.  U.S. exports have slumped as a number of major trading partners have also fallen into recession.  Although the near-term economic outlook is weak, the Committee anticipates that policy actions to stabilize financial markets and institutions, together with fiscal and monetary stimulus, will contribute to a gradual resumption of sustainable economic growth.” The Fed has continued to increase its balance sheet, buying and supporting a variety of securities in the credit markets to try to add confidence and stability and to provide liquidity to the credit markets and lending institutions.   Furthermore, the Fed stated: “The Federal Reserve has launched the Term Asset-Backed Securities Loan Facility to facilitate the extension of credit to households and small businesses and anticipates that the range of eligible collateral for this facility is likely to be expanded to include other financial assets.” The Federal Reserve is venturing into territories that it has never been a part of in the past. The Federal Reserve’s balance sheet has more than doubled in less than one year. The total Reserve Bank credit reported by the Federal Reserve is now over 2 trillion dollars, this is up from 875 billion dollars just last year. The Federal Reserve is assuming unprecedented powers that the United States Congress has assigned to it, and is becoming a formidable bureaucracy.  However, in light of current economic conditions, we believe that much of the recent actions of the Fed should help lead the U.S. economy back to sustainable economic growth.

NEW ADVISOR

I am pleased to inform you that effective April 20, 2009 Fox Asset Management LLC (“Fox”) will be the new investment advisor of the Saratoga Advantage Trust’s Municipal Bond Portfolio.  Founded in 1985, Fox is a well respected investment manager advising approximately $1.6 billion  in assets for institutional investors and high net worth individuals.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the portfolios against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available.  Each Saratoga portfolio was formed to represent a single asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.  Therefore, the Saratoga portfolios can help investors to properly implement their asset allocation decisions, and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Saratoga portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards by which to measure the portfolios against in that the characteristics of the benchmarks can vary widely at different points in time from the Saratoga portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.).  In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping.  With electronic delivery you’ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically.  Choose one item or all items. It’s up to you.  Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, everyday, by calling toll-free 1-888-672-4839.  For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of each of the Trust’s portfolios.  Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the Trust’s portfolios.

We remain dedicated to serving your investment needs.  Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia

Chairman, President and

Chief Executive Officer

Investors should consider the investment objectives, risks, charges and expenses of the Saratoga Funds carefully.  This and other information about the Saratoga Funds is contained in your prospectus, which should be read carefully.  You can obtain a copy of the prospectus by calling (800) 807-FUND. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate.  Consequently, investors may receive back less than invested.

The security holdings discussed may not be representative of the Funds’ current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. The Funds of the Saratoga Advantage Trust are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

0545-NLD-4/29/2009

INVESTMENT REVIEW

LARGE CAPITALIZATION VALUE PORTFOLIO

Advised by:

M.D. Sass Investors Services, Inc.

New York, New York

Objective: The Portfolio seeks total return consisting of capital appreciation and dividend income.

Total Aggregate Return for the Period Ended February 28, 2009
	Six Months: 9/1/08 — 2/28/09	One Year: 3/1/08 —- 2/28/09	Five Year: 3/1/04 — 2/28/09*	Ten Year: 3/1/99 — 2/28/09*	Inception: 1/4/99 — 2/28/09*	Inception: 2/14/06 — 2/28/09*
Class A
With Sales Charge	-45.53%	-54.43%	NA	NA	NA	-24.82%
Without Sales Charge	-42.21%	-51.66%	NA	NA	NA	-23.33%
Class B
With Sales Charge	-45.28%	-54.37%	-13.59%	-6.60%	-6.72%	NA
Without Sales Charge	-42.48%	-52.03%	-13.30%	-6.60%	-6.72%	NA
Class C
With Sales Charge	-42.96%	-52.44%	-13.28%	-6.60%	-6.72%	NA
Without Sales Charge	-42.40%	-51.97%	-13.28%	-6.60%	-6.72%	NA

PORTFOLIO ADVISOR COMMENTARY

Weakness in the stock markets for the six month period ended February 28, 2009 was generally caused by a steep sell-off across all sectors, driven by the realization that the global recession will be worse than originally expected.

In the energy sector, the unprecedented collapse in commodity prices during the last six months led to a similar result in energy securities. Commodity prices have begun to stabilize and energy stocks have generally outperformed in 2009. The energy weighting of the Portfolio is in line with the benchmark, but we will look to add to it if the stabilization continues.

Technology stocks also contributed negatively to Portfolio performance over the last six months, but like energy stocks, have outperformed in 2009. We used the weakness in 2008 to increase positions in Microsoft (4.07%) and Qualcomm (4.35%), and initiate a new position in Google (3.69%).  Due to our belief in the compelling valuations of these leading technology companies, our weightings in the sector are above both the benchmark and our historical average in this group.

The sharp drop in the stock markets provided opportunities in the health care sector as well.  We were able to initiate, and more recently add to positions in Genzyme (3.69%) and Pharmaceutical Product Development Inc. (2.97%) at historically low valuations.  We believe both companies’ earnings may grow at a double-digit rate over the next few years, and they may utilize their net cash positions to add additional value for shareholders.

Based on current interest rates and projected earnings we believe the stock market is undervalued.  The stock market has rallied from a point of maximum pessimism, but we expect volatility to remain.  Corporate credit spreads should be the single best indicator of confidence returning to the market.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/09.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

LARGE CAPITALIZATION VALUE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

Company	% of Net Assets
Transocean, Inc.	5.75%
Qualcomm, Inc.	4.35%
CVS Corp.	4.17%
Medtronic, Inc.	4.13%
DST Systems, Inc.	4.10%
Precision Castparts Corp.	4.10%
Microsoft Corp.	4.07%
Corning, Inc.	4.04%
Johnson & Johnson	3.82%
Genzyme Corp.	3.80%

                                                                                                        *Based on total net assets as of February 28, 2009

                                                                                                        Excludes short-term investments.

Portfolio Composition*

The Morningstar Large Value Average (“Large Value Average”), as of February 28, 2009, consisted of 1,497 mutual funds comprised of large market capitalization value stocks.  The Large Value Average is not managed and it is not possible to invest directly in the Large Value Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

LARGE CAPITALIZATION GROWTH PORTFOLIO

Advised by:

Loomis, Sayles & Co., L.P.

Boston, Massachusetts

Objective: The Portfolio seeks capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2009
	Six Months: 9/1/08 — 2/28/09	One Year: 3/1/08 — 2/28/09	Five Year: 3/1/04 —2/28/09*	Ten Year: 3/1/99 — 2/28/09*	Inception: 1/4/99 — 2/28/09*	Inception: 2/14/06 — 2/28/09*
Class A
With Sales Charge	-48.08%	-47.56%	NA	NA	NA	-18.43%
Without Sales Charge	-44.91%	-44.36%	NA	NA	NA	-16.83%
Class B
With Sales Charge	-47.79%	-47.42%	-7.75%	-8.73%	-8.14%	NA
Without Sales Charge	-45.04%	-44.65%	-7.38%	-8.73%	-8.14%	NA
Class C
With Sales Charge	-45.57%	-45.22%	-7.38%	-8.71%	-8.12%	NA
Without Sales Charge	-45.02%	-44.66%	-7.38%	-8.71%	-8.12%	NA

PORTFOLIO ADVISOR COMMENTARY

For the six month period ended February 28, 2009, the Saratoga Large Capitalization Growth Portfolio produced a negative return.  The performance was primarily due to weak stock selection in the industrials sector and overweight positions in the industrials and financials sectors.

The largest contributors to performance during the period were Mylan (2.60%), priceline.com (3.89%) and Exxon Mobil (0.00%).  Shares of generic drug maker Mylan rose after reporting a strong quarter. Priceline.com was up after the company reported first quarter profits that beat many estimates.  Exxon Mobil shares rallied in the fourth quarter of 2008 after investors apparently searched for stocks with valuation support.

First Solar (3.56%), Apple (6.11%) and JP Morgan Chase (0.00%) were the largest detractors to performance during the period. First Solar shares declined as investors apparently grew concerned that interest in alternative energy would wane amid declining energy prices.  Apple shares were down as investors apparently grew concerned that the widespread economic slowdown would impact Apple's product sales.  JP Morgan fell as a number of banks struggled amidst concerns that the current economic climate will lead to more losses and weaker demand for financial services.

Looking forward, we remain cautiously optimistic, while recognizing that many of the challenges of 2008 still remain. Governments around the world continue to work on stimulus packages and additional steps to address the toxic assets in the global banking system.  On a positive note, lower interest rates and fuel costs are leaving more money in the pockets of consumers, and inventory levels of both raw materials and finished goods have steadily declined and are near replenishment levels.  With this in mind, the Portfolio is positioned to take these considerations into account, and we will continue to make adjustments as we believe are necessary as the environment changes.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/09.   The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

LARGE CAPITALIZATION GROWTH PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

                                                                                                          % of

                                                                                                   Company

                                                                                                          Net Assets

Apple, Inc.	6.11%
Monsanto Co.	6.07%
Qualcomm, Inc.	5.80%
Visa, Inc.	5.05%
Amazon.com, Inc.	4.72%
International Business Machines, Inc.	4.70%
Google, Inc.	4.23%
McDonalds Corp.	4.05%
Priceline.com, Inc.	3.89%
First Solar, Inc.	3.56%

                                                                                                    *Based on total net assets as of February 28, 2009

                                                                                                                    Excludes short-term investments.

              Portfolio Composition*

The Morningstar Large Growth Average (“Large Growth Average”), as of February 28, 2009, consisted of 1,903 mutual funds comprised of large market capitalization growth stocks.  The Large Growth Average is not managed and it is not possible to invest directly in the Large Growth Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MID CAPITALIZATION PORTFOLIO

Advised by:

Vaughn Nelson Investment Management, L.P.

Houston, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2009
	Six Months: 9/1/08 — 2/28/09	One Year: 3/1/08 — 2/28/09	Five Year: 3/1/04 — 2/28/09*	Inception: 6/28/02 — 2/28/09*
Class A
With Sales Charge	-43.95%	-41.17%	-5.45%	-1.55%
Without Sales Charge	-40.51%	-37.59%	-4.32%	-0.68%
Class B
With Sales Charge	-43.72%	-41.08%	-5.07%	-1.26%
Without Sales Charge	-40.75%	-37.98%	-4.86%	-1.26%
Class C
With Sales Charge	-41.32%	-38.57%	-4.86%	-1.27%
Without Sales Charge	-40.73%	-37.95%	-4.86%	-1.27%

PORTFOLIO ADVISOR COMMENTARY

The six-month period ended February 28, 2009 began with a full-blown financial crisis in September 2008, leading to a liquidity crisis and significant hedge fund liquidations, and ultimately severe economic weakness and a collapse of investor confidence.  In response, the Federal Reserve, Treasury Department and Congress acted aggressively to inject funds into the economy.  Stocks ultimately rallied on these programs, only to see confidence collapse again and the rally reversed.  Although the new administration and Congress passed a large economic stimulus package, there was concern about the ultimate effectiveness of the package and continued concern that a comprehensive solution to the banking crisis had yet to be developed.  We believe a concrete rescue plan for the banks and more time to work through troubled assets is necessary before the economy can have a sustained recovery.

In this environment, the Saratoga Mid Capitalization Portfolio produced a negative return for the six-month period ended February 28, 2009.  In light of the severe slowdown in worldwide economic growth, we repositioned the Portfolio in the fall of 2008 to reduce exposure to more cyclical areas such as energy, industrials and materials.  Proceeds were reinvested in less cyclical areas such as consumer staples and health care.  On a relative basis, the financial sector was the strongest contributor to returns, with strong relative stock selection.  Our emphasis on better performing insurance stocks and de-emphasis of REIT’s helped performance, as did strong selection in commercial banks.  Strong stock selection in the consumer discretionary sector, particularly among the specialty retail holdings, and in the consumer staples sector also contributed positively to performance.  The energy, industrials and materials sectors detracted from performance. An underweight position in utilities due to what we view as unattractive fundamentals and valuation, also detracted from results as this sector’s traditional defensive characteristics allowed it to outperform during the period.

*

Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

MID CAPITALIZATION PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

                                                                                                          % of

                                                                                                   Company

                                                                                                          Net Assets

Annaly Mortgage Management	3.37%
DaVita, Inc.	3.10%
iShares – Russell Midcap Value	2.76%
Ralcorp Holdings, Inc.	2.73%
ConAgra Foods, Inc.	2.69%
Ace, Ltd.	2.55%
Owens – Illinois, Inc.	2.52%
Energizer Holdings, Inc.	2.42%
IPC Holdings, Ltd.	2.35%
Archer – Daniels – Midland Co.	2.29%

                                                                                                    *Based on total net assets as of February 28, 2009

                                                                                                               Excludes short-term investments.

Portfolio Composition*

The Morningstar Mid Capitalization Blend Average (“Mid Cap Blend Average”), as February 28, 2009, consisted of 532 mutual funds comprised of mid market capitalization stocks.  The Mid Cap Blend Average is not managed and it is not possible to invest directly in the Mid Cap Blend Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

SMALL CAPITALIZATION PORTFOLIO

Advised by:

Fox Asset Management LLC

Red Bank, New Jersey

Objective: The Portfolio seeks maximum capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2009
	Six Months: 9/1/08 — 2/28/09	One Year: 3/1/08 - 2/28/09	Five Year: 3/1/04 -2/28/09*	Ten Year: 3/1/99 -2/28/09*	Inception: 1/4/99 — 2/28/09*	Inception: 2/14/06 — 2/28/09*
Class A
With Sales Charge	-45.98%	-41.02%	NA	NA	NA	-15.42%
Without Sales Charge	-42.67%	-37.43%	NA	NA	NA	-13.76%
Class B
With Sales Charge	-45.15%	-40.33%	-4.58%	4.48%	3.56%	NA
Without Sales Charge	-42.78%	-37.74%	-4.44%	4.48%	3.56%	NA
Class C
With Sales Charge	-43.28%	-38.32%	-4.45%	4.51%	3.58%	NA
Without Sales Charge	-42.81%	-37.80%	-4.45%	4.51%	3.58%	NA

PORTFOLIO ADVISOR COMMENTARY

While the stock market decline over the first three quarters of 2008 was relatively slow and steady, the U.S. financial system became severely destabilized following the Lehman Brothers bankruptcy in mid-September setting the stage for a calamitous fourth quarter of 2008 and start to 2009. A liquidity and credit crisis morphed into a crisis in confidence which slowed both domestic and global economic activity.  The U.S. economy has been in a recession since December 2007 and real Gross Domestic Product is likely to be down 0% to 5% for the remainder of 2009.  Going forward, we believe the domestic economy may improve as the cumulative effects of massive fiscal, monetary and regulatory actions begin to take hold.

We are gradually becoming less wary of the financial services sector, reflecting what we believe are more attractive valuations, a more favorable yield curve, and aggressive fiscal and monetary policy actions.  We are also becoming more positive on both consumer discretionary and technology, as these sectors should benefit from government stimulus and reduced expectations.

As bottom-up stock pickers, we do not try to predict broader stock market performance.  That being said, while we would expect continued volatility over the near-term, we believe that aggressive monetary and fiscal policies both domestic and international, along with attractive equity valuations are supportive of a rising stock market.  As always, we remain steadfast in our commitment to finding well-managed companies, with strong balance sheets and cash flows, selling at discount valuations.

*

Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

SMALL CAPITALIZATION PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

                                                                                                          % of

                                                                                                   Company

                                                                                                          Net Assets

IPC Holdings, Ltd.	3.81%
Teleflex, Inc.	3.21%
Piedmont Natural Gas Co., Inc.	3.02%
Trustmark Corp.	2.96%
Owens & Minor, Inc.	2.94%
MAXIMUS, Inc.	2.92%
Watson Wyatt Worldwide, Inc.	2.91%
Carter’s, Inc.	2.80%
Prosperity Bancshares, Inc.	2.78%
Dick’s Sporting Goods, Inc.	2.73%

                                                                                                    *Based on total net assets as of February 28, 2009

                                                                            Excludes short-term investments.

Portfolio Composition*

The Morningstar Small Blend Average (“Small Blend Average”), as of February 28, 2009, consisted of 446 mutual funds comprised of small market capitalization stocks. The Small Blend Average is not managed and it is not possible to invest directly in the Small Blend Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INTERNATIONAL EQUITY PORTFOLIO

Advised by:

Oppenheimer Capital LLC

New York, New York

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2009
	Six Months: 9/1/08 — 2/28/09	One Year: 3/1/08 - 2/28/09	Five Year: 3/1/04 -2/28/09*	Ten Year: 3/1/99 -2/28/09*	Inception: 1/4/99 — 2/28/09*	Inception: 2/14/06 — 2/28/09*
Class A
With Sales Charge	-49.05%	-55.74%	NA	NA	NA	-19.27%
Without Sales Charge	-45.93%	-53.04%	NA	NA	NA	-17.67%
Class B
With Sales Charge	-48.79%	-55.62%	-7.37%	-5.23%	-5.56%	NA
Without Sales Charge	-46.15%	-53.34%	-7.00%	-5.23%	-5.56%	NA
Class C
With Sales Charge	-46.65%	-53.79%	-7.01%	-5.25%	-5.58%	NA
Without Sales Charge	-46.13%	-53.33%	-7.01%	-5.25%	-5.58%	NA

PORTFOLIO ADVISOR COMMENTARY

During the six months ended February 28, 2009, international stock markets experienced an extraordinary period of dislocation.  Investor concerns about a severe global economic downturn and disinflation contributed to dramatic declines across generally all sectors and regions during the six month period.  Currencies also proved very volatile in the period with the Yen rising 11% against the U.S. dollar, while the Euro, the British pound, and the Australian dollar fell 13%, 21% and 25%, respectively, versus the U.S. dollar.

The Saratoga International Equity Portfolio produced a negative return for the six-month period ended February 28, 2009. Stock selection in utilities, teleco services, energy and industrials detracted from performance.  Conversely, stock selection in health care, IT, and consumer discretionary contributed positively to returns, as did an overweight to consumer staples and an underweight to financials.  On a regional basis, Japan and Europe ex-United Kingdom detracted from performance, while stock selection in Asia Pacific ex-Japan, and, particularly, the United Kingdom contributed to returns.

During the period we repositioned the Portfolio from one positioned for inflation to one positioned for a severe economic downturn and disinflation.  We also restructured the Portfolio’s cyclical exposure towards more early cycle companies and those with defensive earnings or restructuring potential.  In this effort we bought consumer discretionary companies Inditex (2.15%) and Compass Group (1.57%), and in industrials we sold Sandvik (0.00%) and purchased BAE Systems (2.05%).  We also reduced our energy overweight, selling Gazprom (0.00%) and Tenaris (0.00%), and we reduced our significant underweight in financials, buying Japanese banks Mitsubishi UFJ (2.16%) and Sumitomo Mitsui Financial Group (1.84%), and Australian banks Westpac (2.09%) and Commonwealth Bank of Australia (0.62%).  Finally, we diversified and increased our health care and utilities holdings, adding Takeda (1.02%) and CSL (2.02%) in health care and Scottish and Southern Energy (2.15%) in utilities.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/09.   The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

INTERNATIONAL EQUITY PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

                                                                                                         % of

                                                                                                   Company

                                                                                                          Net Assets

Nestle SA, ADR	5.45%
BP PLC, ADR	3.81%
BG Group ADR	3.36%
Teva Pharmaceuticals Industries, Ltd.	3.25%
Imperial Tobacco ADR	3.20%
Mitsui & Co, Ltd.	2.76%
Toyota Motor Corp.	2.73%
Intesa Sanpaolo ADR	2.49%
Grupo Televisa SA	2.34%
Siemens AG	2.32%

                                                                                                    *Based on total net assets as of February 28, 2009

                                                                            Excludes short-term investments.

Portfolio Composition*

MSCI EAFE® Index (Europe, Australasia, and Far East) is a free float-adjusted, market capitalization Index that is designed to measure developed market equity performance, excluding the U.S. & Canada.  As of February 28, 2009, the MSCI EAFE ® Index consisted of the following 21 developed market country indices:  Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. This unmanaged Index assumes the reinvestment of dividends, does not include fees and expenses (which would lower performance) and investors may not invest directly in the Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

HEALTH & BIOTECHNOLOGY PORTFOLIO

Advised by:

Oak Associates, ltd.

Akron, Ohio

Objective: The Portfolio seeks long-term capital growth.

Total Aggregate Return for the Period Ended February 28, 2009
	Six Months: 9/1/08 — 2/28/09	One Year: 3/1/08 — 2/28/09	Five Year: 3/1/04 — 2/28/09*	Inception: 7/15/99 — 2/28/09*	Inception: 1/18/00 — 2/28/09*
Class A
With Sales Charge	-31.75%	-29.78%	-5.56%	-0.16%	NA
Without Sales Charge	-27.59%	-25.47%	-4.44%	0.46%	NA
Class B
With Sales Charge	-31.45%	-29.87%	-5.45%	-0.19%	NA
Without Sales Charge	-27.84%	-26.17%	-5.07%	-0.19%	NA
Class C
With Sales Charge	-28.53%	-26.66%	-5.01%	NA	-5.39%
Without Sales Charge	-27.81%	-25.92%	-5.01%	NA	-5.39%

PORTFOLIO ADVISOR COMMENTARY

The bulk of the damage of the current bear market generally occurred in the last six month period ended February 28, 2009, with generally all the major indices declining dramatically.  A deepening global recession and investors’ dissatisfaction with the government’s response to the economic problems have largely driven the correction.  While health care stocks and the Saratoga Health & Biotechnology Portfolio have generally outperformed the broader stock market, they have still been affected.

Late in the period President Obama unveiled his health care agenda, which contributed to pushing the sector lower.  The stock market appears to be concerned about the regulatory impact on pricing in various areas of health care.  That said, as seasoned investors in health care, we recognize that the outcome of proposed legislation is often more benign than the original proposal.  Given this, the sharp selloff in the sector recently appears overdone.  Apparently company executives see value in the sector, as merger and acquisition activity has spiked.  This is common in difficult times as companies seek to trim costs by combining forces; it is also a result of the declining productivity of research labs in recent years.

Before the President’s announcement we had increased our position in generic pharmaceuticals, one of the few areas in the sector that might actually benefit from regulatory changes.  In fact, Washington appears to be moving closer to establishing a regulatory pathway for the approval of generic versions of biotech therapies.

Valuation spreads remain wide in the sector and the market, meaning stocks are being valued more disparately than usual.  We believe that at some point these have to revert to more normal levels, and we have positioned the Portfolio to try to take advantage of this.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/09.   The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

HEALTH & BIOTECHNOLOGY PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

                                                                                                         % of

                                                                                                   Company

                                                                                                          Net Assets

Watson Pharmaceuticals, Inc.	6.48%
Amgen, Inc.	6.47%
Teva Pharmaceutical Industries, Ltd.	6.33%
AmerisourceBergen Corp.	6.05%
Life Technologies Corp.	5.77%
Pfizer, Inc.	4.55%
UnitedHealth Group, Inc.	3.96%
Genentech, Inc.	3.90%
Waters Corp.	3.89%
PharMerica Corp.	3.85%

                                                                                                   *Based on total net assets as of February 28, 2009

                                                                            Excludes short-term investments.

    Portfolio Composition*

The S&P 500®Healthcare Index is a widely-recognized, unmanaged, equally-weighted Index, adjusted for capital gains distributions and income dividends, of securities of companies engaged in the healthcare/biotechnology and medical industries.  Index returns assume reinvestment of dividends; unlike the Portfolio's returns, however, Index returns do not reflect any fees or expenses.  Such costs would lower performance.  It is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Advised by:

Columbus Circle Investors

Stamford, Connecticut

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2009
	Six Months: 9/1/08 - 2/28/09	One Year: 3/1/08 - 2/28/09	Five Year: 3/1/04 -2/28/09*	Ten Year: 3/1/99 -2/28/09*	Inception: 10/22/97 - 2/28/09*	Inception: 9/16/98 - 2/28/09*	Inception: 1/14/00 -2/28/09*
Class A
With Sales Charge	-41.19%	-40.81%	-6.18%	-9.99%	-4.74%	NA	NA
Without Sales Charge	-37.61%	-37.19%	-5.05%	-9.45%	-4.24%	NA	NA
Class B
With Sales Charge	-40.94%	-41.30%	-6.13%	-10.08%	NA	-7.00%	NA
Without Sales Charge	-37.83%	-38.21%	-5.75%	-10.08%	NA	-7.00%	NA
Class C
With Sales Charge	-38.48%	-38.26%	-5.64%	NA	NA	NA	-18.87%
Without Sales Charge	-37.86%	-37.64%	-5.64%	NA	NA	NA	-18.87%

PORTFOLIO ADVISOR COMMENTARY

The Saratoga Technology & Communications Portfolio produced a negative return for the six-month period ended February 28, 2009.  The financial crisis, which in part arose due to the severe housing decline in the U.S. and parts of Europe, continued to worsen.  Increases in unemployment and a lack of liquidity caused a significant slowdown in global end demand.  Many companies struggled to raise cash with financing options virtually non-existent.  Despite the Federal Reserve’s efforts to provide ample liquidity, as the massive deleveraging continued some of the nation’s oldest financial institutions faced solvency issues which forced them into bankruptcy, government control, or a merger with a stronger competitor.  Weaker economic growth continues to be a risk to 2009 technology budgets.  Most budgets are now being cut with further reductions likely during 2009. The emerging themes we remain focused on are Video Streaming and Downloading, Internet Advertising, Next-Generation carrier data spending (Voice over IP, 3G, Bandwidth Optimization), Alternative Energy/Energy Technology, Biotechnology and Security.

The world economy dramatically weakened during the fourth quarter of 2008, significantly pressuring stock markets and increasing the potential for a global recession that will likely result in disappointing earnings through 2009.  During uncertain periods such as these, we are more inclined to trade off magnitude of fundamental surprise for increased certainty that results will be above expectations for companies that we own.  Looking forward, we are also seeing positive indicators in terms of yield curve shape, Federal Reserve liquidity injection and Congressional legislation that should begin to restore health to the financial system and enable well capitalized entities to lead the market towards recovery.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/09.   The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

TECHNOLOGY & COMMUNICATIONS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

                                                                                                         % of

                                                                                                   Company

                                                                                                          Net Assets

QUALCOMM, Inc.	5.10%
Apple, Inc.	5.00%
Google, Inc. Class A	4.76%
Genzyme Corp.	3.87%
Amgen, Inc..	3.46%
Gilead Sciences, Inc.	2.96%
BMC Software, Inc.	2.96%
McAfee, Inc.	2.83%
Genentech, Inc.	2.75%
Thermo Fisher Scientific, Inc.	2.52%

                                                                                                     *Based on total net assets as of February 28, 2009

                                                                              Excludes short-term investments.

Portfolio Composition*

The Lipper Science & Technology Funds Index is an equal-weighted performance Index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds within the Science and Technology fund classification, as defined by Lipper. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

ENERGY & BASIC MATERIALS PORTFOLIO

Advised by:

Loomis, Sayles & Co., L.P.

Boston, Massachusetts

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2009
	Six Months: 9/1/08 - 2/28/09	One Year: 3/1/08 – 2/28/09	Five Year: 3/1/04 - 2/28/09*	Ten Year: 3/1/99 -2/28/09*	Inception: 10/23/97 - 2/28/09*	Inception: 9/21/98 – 2/28/09*	Inception: 1/7/03 - 2/28/09*
Class A
With Sales Charge	-54.85%	-54.71%	0.65%	6.70%	3.48%	NA	NA
Without Sales Charge	-52.09%	-51.95%	1.85%	7.33%	4.03%	NA	NA
Class B
With Sales Charge	-53.57%	-53.58%	1.17%	6.71%	NA	5.92%	NA
Without Sales Charge	-52.24%	-52.26%	1.32%	6.71%	NA	5.92%	NA
Class C
With Sales Charge	-52.44%	-52.44%	1.29%	NA	NA	NA	5.09%
Without Sales Charge	-52.17%	-52.17%	1.29%	NA	NA	NA	5.09%

PORTFOLIO ADVISOR COMMENTARY

The Saratoga Energy & Basic Materials Portfolio posted a negative return for the six-month period ended February 28, 2009.  The period saw unprecedented drops in global economic activity and energy commodity prices.  Global oil demand fell modestly in 2008 and we believe it may fall again in 2009.   This drop is directly a function of the global recession that is currently upon us.  The front month crude oil contract dropped 61% over the period to $44 per barrel, while the same natural gas contract declined by 47%.  This collapse of energy commodity prices largely caused the steep decline in these stocks.

Looking at the Portfolio, no energy stock escaped the collapse.  Nearly every stock in the energy universe that we track posted at least a moderate decline; most posted declines in the 50% range, following the oil and natural gas price drop.  Helping the Portfolio’s performance during the period was not owning ConocoPhillips (0.00%) (down 54%) and certain oil service and independent producers like Pioneer (0.00%) (down 74%), Nabors (0.00%) (down 73%) and Chesapeake (0.00%) (down 67%).

While global oil demand may drop again in 2009, we believe that the oil market is stabilizing.  OPEC has cut production by 3-4 million barrels per day and non-OPEC production increases now appear to have evaporated.  Capital spending in energy has been curtailed, and when demand begins to rise again, we expect that prices will recover.  We are estimating that prices will remain in the $40-$70 per barrel of oil range for a several year period, as demand is unlikely to be as strong as prior periods.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/09.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

ENERGY & BASIC MATERIALS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

                                                                                                         % of

                                                                                                   Company

                                                                                                          Net Assets

Total Final Elf SA - ADR	5.80%
Praxair, Inc.	5.57%
Royal Dutch Shell	5.30%
Monsanto Co.	4.99%
Air Products & Chemicals, Inc	4.97%
Tidewater, Inc.	4.85%
Apache Corp.	4.64%
Marathon Oil Corp.	4.45%
XTO Energy, Inc.	4.45%
Halliburton Co.	4.21%

                                                                                                       *Based on total net assets as of February 28, 2009

                                                                                Excludes short-term investments.

Portfolio Composition*

The Lipper Natural Resources Funds Index is an equal-weighted performance Index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds within the Natural Resources fund classification, as defined by Lipper.  Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

FINANCIAL SERVICES PORTFOLIO

Advised by:

Loomis, Sayles & Co., L.P.

Boston, Massachusetts

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2009
	Six Months: 9/1/08 – 2/28/09	One Year: 3/1/08 – 2/28/09	Five Year: 3/1/04 - 2/28/09*	Inception: 8/1/00 — 2/28/09*
Class A
With Sales Charge	-55.42%	-59.49%	-15.34%	-6.76%
Without Sales Charge	-52.69%	-57.02%	-14.33%	-6.12%
Class B
With Sales Charge	-55.17%	-59.38%	-15.07%	-6.68%
Without Sales Charge	-52.81%	-57.24%	-14.85%	-6.68%
Class C
With Sales Charge	-53.23%	-57.62%	-14.84%	-6.67%
Without Sales Charge	-52.75%	-57.19%	-14.84%	-6.67%

PORTFOLIO ADVISOR COMMENTARY

For the six-month period ended February 28, 2009 the Saratoga Financial Services Portfolio produced a negative return.  However, the Portfolio’s diversification, which includes positions in non-traditional financials such as Visa (4.06%), and strong stock selection among traditional financial holdings contributed positively to performance.   In addition, timely sales of positions helped the Portfolio avoid many of the larger sell-offs in the sector.

Shares of Visa contributed positively to the Portfolio’s performance in part due to the company's stable growth in debit cards and lack of direct exposure to consumer credit.  Positions in Bank of New York Mellon (0.00%) and American Express (0.00%) were sold in late September 2008, which proved fortuitous as shares of both companies later experienced significant declines.

Bank of America (0.00%), MetLife (3.96%) and Wells Fargo (2.79%) were stocks that detracted from the Portfolio’s performance.  Shares of Bank of America were sold in February 2009 after the company disclosed a wider than expected loss at Merrill Lynch which forced it to seek additional aid from the U.S. government.  MetLife underperformed due in part to investor concerns regarding its investment portfolio.  Wells Fargo underperformed with the broader financial index on general concern about the health of the banking sector and, more specifically, concerns about the strength of the combined Wells Fargo/Wachovia.

Since year-end, the Portfolio has increased its cash position to try to better withstand ongoing declines in the markets.  The Portfolio continues to own what we believe are high-quality defensive names such as Travelers (6.12%), Northern Trust (6.75%) and Goldman Sachs (6.60%).  We believe that the market will continue to be volatile due to ongoing concerns over bank balance sheets, consumer credit and government intervention.  We also believe the Portfolio is well positioned for this difficult environment.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/09.   The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

FINANCIAL SERVICES PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

                                                                                                         % of

                                                                                                   Company

                                                                                                          Net Assets

Northern Trust Corp.	6.75%
Goldman Sachs Group, Inc.	6.60%
Travelers Companies, Inc.	6.12%
JPMorgan Chase & Co.	4.83%
ACE, Ltd.	4.20%
Visa, Inc. Class A	4.06%
Metlife, Inc.	3.96%
State Street Corp.	3.50%
Blackrock, Inc.	3.34%
CME Group, Inc.	3.32%

                                                                                                        *Based on total net assets as of February 28, 2009

                                                                                Excludes short-term investments.

Portfolio Composition*

The Lipper Financial Services Funds Index is an equal, dollar-weighted Index of the 30 largest mutual funds within the Financial Services fund classification, as defined by Lipper.  The Index is adjusted for the reinvestment of capital gains and income dividends.  Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INVESTMENT QUALITY BOND PORTFOLIO

Advised by:

Fox Asset Management LLC

Red Bank, New Jersey

Objective: The Portfolio seeks current income and reasonable stability of principal.

Total Aggregate Return for the Period Ended February 28, 2009
	Six Months: 9/1/08 — 2/28/09	One Year: 3/1/08 — 2/28/09	Five Year: 3/1/04 — 2/28/09*	Ten Year: 3/1/99 — 2/28/09*	Inception: 1/4/99 — 2/28/09*	Inception: 2/14/06 — 2/28/09*
Class A
With Sales Charge	-6.24%	-7.18%	NA	NA	NA	0.59%
Without Sales Charge	-0.56%	-1.52%	NA	NA	NA	2.58%
Class B
With Sales Charge	-5.77%	-6.89%	1.20%	3.35%	3.20%	NA
Without Sales Charge	-0.85%	-2.10%	1.56%	3.35%	3.20%	NA
Class C
With Sales Charge	-1.83%	-2.96%	1.58%	3.36%	3.21%	NA
Without Sales Charge	-0.85%	-2.00%	1.58%	3.36%	3.21%	NA

PORTFOLIO ADVISOR COMMENTARY

The Saratoga Investment Quality Bond Portfolio produced a negative return for the six-month period ended February 28, 2009 as the investment grade bond market was quite volatile. One of the big events during the last six months was the bankruptcy of Lehman Brothers, which influenced the fixed income markets in a major way.  All credit spreads exploded, reducing the value in all but the safest securities, and only through the diligent efforts of various governmental authorities both in the U.S. and abroad did some normalcy return to the markets.  Nevertheless, the traditional relationships between risk-free and other securities remain extreme.

To take advantage of these opportunities, the Portfolio has been focusing on two areas.  First, we have purchased and we will continue to monitor securities in the Temporary Liquidity Guarantee Program (“TLGP”) in which financial institutions issue debt guaranteed by the FDIC.  Second, we have invested in debt issued by utilities, favoring the First Mortgage bonds that are typically backed by the physical plant of the utility and thus are of a higher credit quality.  In these ways, we continue to stress the higher quality sectors of the bond market.

One headwind the Portfolio faced during this period was the investment in TIPS, U.S. Treasuries which partially index the return to inflation.  TIPS performed poorly in the recent quarters and although we trimmed the Portfolio’s position, in hindsight we would have been better served by selling it completely.  However, recent performance of TIPS has been quite strong.

*

Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

INVESTMENT QUALITY BOND PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

                                                                                                                    % of

                                                                                                   Company

                                                                                                                    Net Assets

U.S. Treasury Notes, 4.50%, 11/15/15	8.32%
Federal Home Loan Mortgage, 5,125%, 10/18/16	7.38%
Federal National Mortgage, 4.125%, 4/15/14	7.12%
JPMorgan Chase & Co., 3.80%, 10/2/09	5.33%
Federal National Mortgage, 5.00%, 4/15/15	5.17%
U.S. Treasury Notes, 4.00%, 8/15/18	4.88%
AT&T, Inc., 5.30%, 11/15/10	4.03%
International Lease Finance Corp., 4.375%, 11/1/09	3.90%
U.S. Treasury Notes - TIPS, 1.875%, 7/15/13	3.90%
FPL Group Capital, Inc. 5.625%, 9/1/11	3.58%

                                                                                        *Based on total net assets as of  February 28, 2009

                                                                                        Excludes short-term investments.

Portfolio Composition*

The Lipper Short-Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years.  Indexes are not managed, and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MUNICIPAL BOND PORTFOLIO

Advised by:

Oppenheimer Capital LLC

New York, New York

Objective: The Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Total Aggregate Return for the Period Ended February 28, 2009
	Six Months: 9/1/08 — 2/28/09	One Year: 3/1/08 — 2/28/09	Five Year: 3/1/04 — 2/28/09*	Ten Year: 3/1/99 — 2/28/09*	Inception: 1/4/99 — 2/28/09*	Inception: 2/14/06 — 2/28/09*
Class A
With Sales Charge	-7.09%	-6.71%	NA	NA	NA	-2.33%
Without Sales Charge	-1.39%	-1.05%	NA	NA	NA	-0.42%
Class B
With Sales Charge	-6.44%	-6.36%	0.19%	2.05%	2.07%	NA
Without Sales Charge	-1.62%	-1.60%	0.54%	2.05%	2.07%	NA
Class C
With Sales Charge	-2.59%	-2.66%	0.52%	1.99%	2.01%	NA
Without Sales Charge	-1.63%	-1.71%	0.52%	1.99%	2.01%	NA

PORTFOLIO ADVISOR COMMENTARY

In general, the economic environment remains weak.  The creditworthiness of virtually all States and Municipalities have been impacted.  The insurance backing of many municipal bonds is of no real value (i.e., the bonds tend to trade to their fundamentals not their insured rating).  A potential big positive is recent statements from the new Obama administration voicing the view that it believes the Federal Government should get involved to provide support for the municipal bond market.

Largely based on those statements, long duration municipal bonds rallied sharply.  However, it should be pointed out that support from the Federal Government, if indeed any, is still completely unspecified at this time.  The Saratoga Municipal Bond Portfolio continues to maintain a very high quality portfolio with a duration significantly shorter than the index.  For the reasons stated above, this positioning underperformed the index, but we still believe it is appropriate to stay conservative until the future direction of the municipal bond market becomes less uncertain.

*

Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

MUNICIPAL BOND PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

                                                                                                                 % of

                                                                     Issuer

                                                                                                     Net Assets

Alvord Unified School District,	8.29%
5.90%, 2/1/2020
State Health & Educational Facilities	5.62%
Authority, Revenue, 5.25%, 8/15/2019
Piedmont Municipal Power Agency,	5.47%
5.00%, 1/1/2018
South Broward Hospital District,	5.45%
4.75%, 5/1/2022
Mercer County School District Finance Corp. School Building Revenue	5.13%
4.125%, 5/1/2023
Utah State Board Regents Revenue,	4.80%
5.25%, 12/1/2014
New Jersey Economic Development	4.68%
Authority, 5.35%, 2/1/2038
Philadelphia General Obligation,	4.57%
4.90%, 9/15/2020
Texas State University System Revenue,	4.50%
5.375%, 3/15/2017
New York City General Obligation,	4.27%
5.00%, 8/1/2023

                                                                                            *Based on total net assets as of February 28, 2009

                                                                                                             Excludes short-term investments

Portfolio Composition*

The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Advised by:

Reich & Tang Asset Management, LLC

New York, New York

Objective: The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

7-Day Compounded Yield¹	U.S. Government Money Market Portfolio (Class A, B, C)
2/28/09	0.01%

Total Aggregate Return for the Period Ended February 28, 2009
	Six Months: 9/1/08 — 2/28/09	One Year: 3/1/08 — 2/28/09	Five Year: 3/1/04 — 2/28/09*	Ten Year: 3/1/99 — 2/28/09*	Inception: 1/4/99 — 2/28/09*	Inception: 2/14/06 — 2/28/09*
Class A
With Sales Charge	-5.57%	-5.08%	NA	NA	NA	-0.03%
Without Sales Charge	0.10%	0.62%	NA	NA	NA	1.90%
Class B
With Sales Charge	-4.90%	-4.38%	1.80%	2.07%	2.10%	NA
Without Sales Charge	0.10%	0.62%	2.17%	2.07%	2.10%	NA
Class C
With Sales Charge	-0.90%	-0.38%	2.17%	2.08%	2.10%	NA
Without Sales Charge	0.10%	0.62%	2.17%	2.08%	2.10%	NA

PORTFOLIO ADVISOR COMMENTARY

The Portfolio was invested primarily in U.S. Government Agency notes as of February 28, 2009.

The newly inaugurated Obama administration has taken office with a monumental task to undertake and has begun its attempt at stimulating a U.S. economic recovery.   The first major step was the passage of a $787 billion stimulus package whose intent is to re-start our economic “engine” by providing financial support and incentives to various areas of the U.S. economic spectrum.  The U.S. Treasury Department is continuing to provide direct support to financial institutions via the Financial Stabilization Plan (FSP), formally known as the Troubled Asset Recovery Plan (TARP).  The Federal Open Market Committee (FOMC) continues to verbalize their commitment to promoting “the resumption of sustainable economic growth and to preserve price stability.”  It has also clearly stated that economic conditions “warrant exceptionally low levels of federal funds rate for some time” and they will do whatever it takes to “promote the resumption of sustainable economic growth and to preserve price stability.”

Unfortunately, only time will be the ultimate judge of success of these collective efforts to put our economy back into positive territory.  The intensity and duration of our economy’s current recessionary period can still be directly related to the “blockage” of credit and liquidity between various financial entities and the reluctance of these institutions to lend to other businesses and individuals.   This issue continues to be directly related to the fact that banks and financial intermediaries do not trust each other’s short term viability and, therefore, are not interested in assuming any additional risks during such an uncertain economic period.  The FOMC, the Treasury Department, and the Obama administration are facing an unprecedented moment in our nation’s economic history that will require a great deal of foresight, resilience, strength, and courage to address and implement the steps needed to direct our economy down the path of recovery.  Each day has the potential for a news-worthy event that could warrant some action and we will continue to account for each one.  Safety and preservation of capital has always been our primary goal, therefore, we will continue to be cautious with any of our purchases to try to maintain liquidity and preserve capital in the Portfolio.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

¹      The current 7-day yield more closely reflects the current earnings of the Portfolio than the total return quotation.

*      Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
February 28, 2009

Shares			Value
	COMMON STOCK - 78.7%
	AEROSPACE & DEFENSE - 2.5%
10,300	Boeing Co.		$ 323,832

	APPAREL - 2.6%
9,800	Polo Ralph Lauren Corp.		337,806

	BIOTECHNOLOGY - 3.8%
8,000	Genzyme Corp. *		487,440

	COMMERCIAL SERVICES - 3.0%
15,900	Pharmaceutical Product Development, Inc.		381,441

	COMPUTERS - 4.1%
17,900	DST Systems, Inc. * +		526,618

	ENGINEERING & CONSTRUCTION - 1.6%
33,800	Chicago Bridge & Iron Co.		203,814

	FOOD - 2.9%
20,300	Safeway, Inc.		375,550

	HEALTHCARE-PRODUCTS - 7.9%
9,800	Johnson & Johnson		490,000
17,900	Medtronic, Inc.		529,661
			1,019,661
	HEALTHCARE-SERVICES - 2.8%
7,900	Quest Diagnostics, Inc.		362,057

	INSURANCE - 5.6%
19,000	MetLife, Inc.		350,740
13,450	Reinsurance Group of America, Inc.		365,840
			716,580
	INTERNET - 3.7%
1,401	Google, Inc. *		473,524

	METAL FABRICATE & HARDWARE - 4.1%
9,500	Precision Castparts Corp.		526,585

	MISCELLANEOUS MANUFACTURING - 1.1%
16,600	General Electric Co.		141,266

	OFFICE & BUSINESS EQUIPMENT - 2.7%
17,900	Pitney Bowes, Inc.		345,291

	OIL & GAS - 6.6%
2,500	Devon Energy Corp.		109,175
12,350	Transocean, Ltd. *		738,160
			847,335
	OIL & GAS SERVICES - 7.0%
9,800	Baker Hughes, Inc.		287,238
9,200	National Oilwell Varco, Inc. *		245,916
34,000	Weatherford International, Ltd. *		362,780
			895,934
	RETAIL - 4.2%
20,800	CVS Caremark Corp.		535,392

	SOFTWARE - 4.1%
32,300	Microsoft Corp.		521,644

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
February 28, 2009

Shares			Value
	TELECOMMUNICATIONS - 8.4%
49,100	Corning, Inc.		$ 518,005
16,700	QUALCOMM, Inc.		558,282
			1,076,287

	TOTAL COMMON STOCK (Cost - $17,410,360)		10,098,057

	SHORT-TERM INVESTMENTS - 20.2%
2,591,069	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.30%, 3/2/09
	(Cost - $2,591,069)		2,591,069

Principal
	COLLATERAL FOR SECURITIES LOANED - 0.1%
$ 8,649	Deutsche Bank Securities, Inc., Repurchase agreement to yield 0.29%, 3/2/09 with a maturity
	value of $8,649 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $8,649)		8,649

	TOTAL INVESTMENTS - 99.0% (Cost - $20,010,078) (a)		$ 12,697,775

	OTHER ASSETS AND LIABILITIES - 1.0%		132,324

	TOTAL NET ASSETS - 100%		$ 12,830,099

	Percentages indicated are based on net assets of $12,830,099

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 69,004
		Unrealized depreciation:	(7,381,307)
		Net unrealized depreciation:	$ (7,312,303)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
February 28, 2009

Shares			Value
	COMMON STOCK - 99.2%
	AEROSPACE & DEFENSE - 0.9%
2,680	Lockheed Martin Corp.		$ 169,135

	BANKS - 6.5%
7,006	Goldman Sachs Group, Inc. (The)		638,106
9,736	Northern Trust Corp.		540,835
			1,178,941
	BIOTECHNOLOGY - 14.0%
12,373	Celgene Corp. *		553,444
6,796	Genentech, Inc. *		581,398
8,265	Genzyme Corp. *		503,586
13,166	Gilead Sciences, Inc. *		589,837
4,149	Myriad Genetics, Inc. *		327,149
			2,555,414
	CHEMICALS - 6.1%
14,550	Monsanto Co.		1,109,729

	COMMERCIAL SERVICES - 13.3%
7,160	Apollo Group, Inc. *		519,100
4,424	ITT Educational Services, Inc. *		502,124
3,124	Mastercard, Inc. +		493,686
16,262	Visa, Inc.		922,218
			2,437,128
	COMPUTERS - 10.8%
12,494	Apple, Inc. *		1,115,839
9,330	International Business Machines Corp.		858,640
			1,974,479
	ENERGY-ALTERNATE SOURCES - 3.6%
6,149	First Solar, Inc. * +		650,195

	ENGINEERING & CONSTRUCTION - 1.2%
6,707	Jacobs Engineering Group, Inc. *		226,294

	INSURANCE - 2.5%
27,453	Fidelity National Financial, Inc.		454,896

	INTERNET - 14.1%
13,316	Amazon.com, Inc. *		862,744
2,288	Google, Inc. *		773,321
7,989	McAfee, Inc. *		223,293
8,372	Priceline.com, Inc. * +		710,448
			2,569,806
	OIL&GAS - 7.4%
10,295	Range Resources Corp.		366,193
18,573	Southwestern Energy Co. *		534,345
14,031	XTO Energy, Inc.		444,221
			1,344,759
	PHARMACEUTICALS - 2.6%
38,239	Mylan, Inc. * +		475,311

	RETAIL - 4.0%
14,156	McDonald's Corp.		739,651

	SEMICONDUCTORS - 2.4%
26,155	Broadcom Corp. *		430,249

	TELECOMMUNICATIONS - 7.7%
24,379	Juniper Networks, Inc. *		346,426
31,677	QUALCOMM, Inc.		1,058,962
			1,405,388
	TRANSPORTATION - 2.1%
9,115	CH Robinson Worldwide, Inc.		377,179

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
February 28, 2009

Shares			Value

	TOTAL COMMON STOCK (Cost - $20,156,699)		$ 18,098,554

	SHORT-TERM INVESTMENTS - 2.1%
385,485	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.30%, 3/2/09
	(Cost - $385,485)		385,485

Principal
	COLLATERAL RECEIVED FOR SECURITIES LOANED - 9.0%
$1,636,234	Deutsche Bank Securities, Inc., Repurchase agreement to yield 0.29%, 3/2/09 with a maturity
	value of $1,636,287 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $1,636,234)		1,636,234

	TOTAL INVESTMENTS - 110.3% (Cost - $22,178,418) (a)		$ 20,120,273

	OTHER ASSETS AND LIABILITIES - (10.3%)		(1,847,410)

	TOTAL NET ASSETS - 100%		$ 18,272,863

	Percentages indicated are based on net assets of $18,272,863

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 537,218
		Unrealized depreciation:	(2,595,363)
		Net unrealized depreciation:	$ (2,058,145)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
February 28, 2009

Shares			Value
	COMMON STOCK - 94.5%
	ADVERTISING - 1.4%
5,350	Omnicom Group, Inc.		$ 128,561

	AEROSPACE & DEFENSE - 1.3%
1,700	Alliant Techsystems, Inc. *		120,122

	AGRICULTURE - 2.3%
7,900	Archer-Daniels-Midland Co.		210,614

	BANKS - 2.4%
2,000	Cullen/Frost Bankers, Inc.		86,080
5,400	Prosperity Bancshares, Inc.		137,808
			223,888
	CHEMICALS - 2.2%
5,225	Albemarle Corp.		101,104
2,475	FMC Corp.		100,064
			201,168
	COMMERCIAL SERVICES - 1.0%
3,275	Equifax, Inc.		70,413
3,275	RR Donnelley & Sons Co.		25,512
			95,925
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
3,975	Jefferies Group, Inc.		39,313
9,225	Raymond James Financial, Inc. +		128,780
11,350	TD Ameritrade Holding Corp. * +		134,725
			302,818
	ELECTRIC - 1.0%
16,375	Calpine Corp. *		92,191

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.9%
5,275	Energizer Holdings, Inc. *		222,552
2,825	General Cable Corp. *		43,590
			266,142
	ELECTRONICS - 2.6%
925	Mettler-Toledo International, Inc. *		49,312
5,150	Thermo Fisher Scientific, Inc. *		186,739
			236,051
	ENGINEERING & CONSTRUCTION - 0.4%
3,500	McDermott International, Inc. *		41,265

	ENVIRONMENTAL CONTROL - 2.5%
8,175	Nalco Holding Co.		92,950
5,925	Waste Connections, Inc. *		141,252
			234,202
	FOOD - 8.9%
16,400	ConAgra Foods, Inc.		247,312
4,125	JM Smucker Co. (The)		153,120
8,150	Kroger Co. (The)		168,461
4,150	Ralcorp Holdings, Inc. *		251,490
			820,383
	HAND & MACHINE TOOLS - 0.6%
1,650	Lincoln Electric Holdings, Inc.		50,705

	HEALTHCARE-PRODUCTS - 5.5%
1,275	Becton Dickinson and Co.		78,910
925	CR Bard, Inc.		74,241
4,325	Henry Schein, Inc. *		158,641
5,450	Zimmer Holdings, Inc. *		190,858
			502,650

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2009

Shares			Value
	HEALTHCARE-SERVICES - 4.9%
6,075	DaVita, Inc. *		$ 285,039
5,700	Mednax, Inc. *		168,720
			453,759
	INSURANCE - 12.4%
6,425	ACE, Ltd.		234,577
1,000	Arch Capital Group, Ltd. *		54,000
8,425	HCC Insurance Holdings, Inc.		184,929
8,525	IPC Holdings, Ltd.		216,620
3,225	Reinsurance Group of America, Inc.		87,720
8,150	Willis Group Holdings, Ltd.		178,404
8,825	WR Berkley Corp.		183,648
			1,139,898
	MACHINERY-CONSTRUCTION & MINING - 0.2%
2,525	Terex Corp. * +		22,523

	METAL FABRICATE & HARDWARE - 0.2%
800	Kaydon Corp.		20,000

	MISCELLANEOUS MANUFACTURING - 1.6%
1,325	Eaton Corp.		47,898
2,200	Harsco Corp.		45,452
1,125	Teleflex, Inc.		53,438
			146,788
	OFFICE & BUSINESS EQUIPMENT - 0.7%
3,500	Pitney Bowes, Inc.		67,515

	OIL & GAS - 3.0%
1,550	Anadarko Petroleum Corp.		54,173
4,975	PetroHawk Energy Corp. *		84,675
12,625	SandRidge Energy, Inc. *		85,344
1,625	XTO Energy, Inc.		51,448
			275,640
	OIL & GAS SERVICES - 2.6%
25,225	Cal Dive International, Inc. * +		127,386
3,675	Dresser-Rand Group, Inc. *		77,212
2,800	Superior Energy Services, Inc. *		36,932
			241,530
	PACKAGING & CONTAINERS - 3.9%
15,050	Owens-Illinois, Inc. *		232,071
7,850	Pactiv Corp. *		124,266
			356,337
	REITS - 3.4%
22,300	Annaly Capital Management, Inc.		309,970

	RETAIL - 8.3%
500	AutoZone, Inc. * +		71,115
4,825	Best Buy Co., Inc.		139,056
5,925	GameStop Corp. *		159,501
5,625	Phillips-Van Heusen Corp.		93,206
4,550	Ross Stores, Inc.		134,316
6,800	Staples, Inc.		108,460
13,784	Wendy's/Arby's Group, Inc.		62,442
			768,096
	SAVINGS & LOANS - 2.9%
10,650	New York Community Bancorp, Inc.		104,902
9,395	People's United Financial, Inc.		163,567
			268,469
	SOFTWARE - 5.3%
2,775	Check Point Software Technologies *		60,967
2,575	Fiserv, Inc. *		83,997
20,150	Nuance Communications, Inc. *		178,529
6,150	Sybase, Inc. *		167,156
			490,649

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2009

Shares			Value
	TELECOMMUNICATIONS - 5.9%
9,350	Amdocs, Ltd. *		$ 156,612
8,475	Nice Systems, Ltd. *		178,823
13,725	Syniverse Holdings, Inc. *		207,659
			543,094
	TOYS-GAMES-HOBBIES - 0.9%
7,075	Mattel, Inc.		83,767

	TOTAL COMMON STOCK (Cost - $12,236,527)		8,714,720

	EXCHANGE TRADED FUNDS - 2.8%
11,400	iShares Russell Midcap Value Index Fund +
	(Cost - $334,740)		253,764

	SHORT-TERM INVESTMENTS - 2.2%
199,680	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.30%, 3/2/09
	(Cost - $199,680)		199,680

Principal
	COLLATERAL FOR SECURITIES LOANED - 7.0%
$ 640,606	Goldman Sachs & Co., Repurchase agreement to yield 0.27%, 3/2/09 with a maturity
	value of $640,625 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $640,606)		640,606

	TOTAL INVESTMENTS - 106.5% (Cost - $13,411,553) (a)		$ 9,808,770

	OTHER ASSETS AND LIABILITIES - (6.5%)		(603,758)

	TOTAL NET ASSETS - 100%		$ 9,205,012

	Percentages indicated are based on net assets of $9,205,012

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 151,952
		Unrealized depreciation:	(3,754,735)
		Net unrealized depreciation:	$ (3,602,783)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
February 28, 2009

Shares			Value
	COMMON STOCK - 91.6%
	APPAREL - 4.0%
10,400	Carter's, Inc. *		$ 169,624
10,300	Hanesbrands, Inc. *		72,100
			241,724
	AUTO PARTS & EQUIPMENT - 1.7%
5,900	BorgWarner, Inc. +		101,775

	BANKS - 7.8%
8,300	Glacier Bancorp, Inc. +		127,737
6,600	Prosperity Bancshares, Inc.		168,432
10,100	Trustmark Corp.		179,679
			475,848
	CHEMICALS - 2.5%
13,900	RPM International, Inc.		150,676

	COAL - 1.6%
5,300	Walter Industries, Inc.		96,301

	COMMERCIAL SERVICES - 5.8%
4,800	MAXIMUS, Inc.		176,880
3,600	Watson Wyatt Worldwide, Inc.		176,796
			353,676
	COMPUTERS - 2.2%
37,100	Brocade Communications Systems, Inc. *		103,138
2,800	Perot Systems Corp. *		31,864
			135,002
	COSMETICS & PERSONAL CARE - 2.4%
2,300	Chattem, Inc. * +		145,889

	DISTRIBUTION & WHOLESALE - 2.9%
5,300	Owens & Minor, Inc.		178,663

	ELECTRIC - 5.8%
6,800	Cleco Corp.		139,536
4,900	Portland General Electric Co.		80,458
7,700	Westar Energy, Inc.		130,130
			350,124
	ELECTRONICS - 2.3%
2,600	Mettler-Toledo International, Inc. *		138,606

	GAS - 3.0%
7,600	Piedmont Natural Gas Co. +		183,464

	HAND & MACHINE TOOLS - 1.3%
2,500	Lincoln Electric Holdings, Inc.		76,825

	HEALTHCARE-PRODUCTS - 2.4%
4,800	West Pharmaceutical Services, Inc.		147,360

	HOUSEHOLD PRODUCTS & WARES - 3.8%
2,900	Church & Dwight Co., Inc.		141,868
6,400	Tupperware Brands Corp.		90,752
			232,620

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2009

Shares			Value
	INSURANCE - 3.8%
9,100	IPC Holdings, Ltd.		$ 231,231

	MACHINERY-DIVERSIFIED - 5.9%
6,300	Gardner Denver, Inc. *		119,196
4,500	Nordson Corp.		112,050
4,700	Wabtec Corp.		125,772
			357,018
	METAL FABRICATE & HARDWARE - 0.5%
2,600	Timken Co.		31,668

	MISCELLANEOUS MANUFACTURING - 11.4%
5,900	AO Smith Corp.		150,627
5,800	Aptargroup, Inc.		162,748
10,500	Barnes Group, Inc.		97,860
4,700	Crane Co.		70,876
4,100	Teleflex, Inc.		194,750
1,600	Trinity Industries, Inc. +		11,808
			688,669
	OIL & GAS SERVICES - 1.2%
5,400	Oil States International, Inc. *		71,928

	REITS - 4.9%
11,200	Senior Housing Properties Trust		141,344
5,700	Tanger Factory Outlet Centers +		157,320
			298,664
	RETAIL - 7.3%
4,700	BJ's Wholesale Club, Inc. *		140,436
13,400	Dick's Sporting Goods, Inc. *		165,490
6,900	Jack in the Box, Inc. *		134,136
			440,062
	SAVINGS & LOANS - 4.1%
13,000	First Niagara Financial Group, Inc.		151,060
8,400	Washington Federal, Inc.		95,676
			246,736
	TELECOMMUNICATIONS - 1.6%
8,800	Netgear, Inc. *		97,240

	TRANSPORTATION - 1.4%
4,200	Bristow Group, Inc. *		85,050

	TOTAL COMMON STOCK (Cost - $6,149,648)		5,556,819

	EXCHANGE TRADED FUNDS - 1.9%
3,200	iShares Russell 2000 Value Index Fund
	(Cost - $155,637)		116,800

	SHORT-TERM INVESTMENTS - 6.5%
392,216	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.30%, 3/2/09
	(Cost - $392,216)		392,216

Principal
	COLLATERAL FOR SECURITIES LOANED - 11.7%
$ 709,922	Deutsche Bank Securities, Inc., Repurchase agreement to yield 0.29%, 3/2/09 with a maturity
	value of $709,945 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $709,922)		709,922

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2009

			Value

	TOTAL INVESTMENTS - 111.7% (Cost - $7,407,423) (a)		$ 6,775,757

	OTHER ASSETS AND LIABILITIES - (11.7%)		(708,665)

	TOTAL NET ASSETS - 100%		$ 6,067,092

	Percentages indicated are based on net assets of $6,067,092

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 415,214
		Unrealized depreciation:	(1,046,880)
		Net unrealized depreciation:	$ (631,666)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
February 28, 2009

Shares			Value
	COMMON STOCK - 96.8%
	AEROSPACE/DEFENSE - 2.0%
4,500	BAE Systems PLC		$ 94,680

	AGRICULTURE - 3.2%
3,100	Imperial Tobacco Group PLC		148,273

	AUTO MANUFACTURERS - 2.7%
2,000	Toyota Motor Corp.		126,280

	BANKS - 15.7%
12,300	Banco Santander SA		74,046
5,500	BNP Paribas		88,055
500	Commonwealth Bank of Australia *		28,557
2,000	DBS Group Holdings, Ltd.		40,000
1,000	HSBC Holdings PLC		34,800
7,950	Intesa Sanpaolo SpA		115,116
22,360	Mitsubishi UFJ Financial Group, Inc.		99,949
28,000	National Bank of Greece SA		63,840
27,350	Sumitomo Mitsui Financial Group, Inc.		85,332
1,800	Westpac Banking Corp.		96,552
			726,247
	BEVERAGES - 1.7%
2,000	Asahi Breweries, Ltd. *		76,400

	BIOTECHNOLOGY - 2.0%
8,200	CSL Ltd/Australia *		93,480

	BUILDING MATERIALS - 1.1%
4,900	Lafarge SA		52,822

	CHEMICALS - 1.7%
1,670	Bayer AG		80,327

	DISTRIBUTION/WHOLESALE - 2.8%
700	Mitsui & Co., Ltd.		127,911

	ELECTRIC - 5.3%
2,900	E.ON AG		74,472
1,150	RWE AG		72,519
5,950	Scottish & Southern Energy PLC		99,365
			246,356
	FOOD - 6.9%
7,750	Nestle SA		251,953
4,700	Tesco PLC		66,881
			318,834
	FOOD SERVICE - 1.6%
16,500	Compass Group PLC		72,600

	GAS - 1.8%
2,622	GDF Suez		83,380

	HOUSEHOLD PRODUCTS/WARES - 2.1%
12,345	Reckitt Benckiser Group PLC		95,798

	INSURANCE - 1.3%
6,600	AXA SA		59,928

	IRON/STEEL - 2.5%
4,200	ArcelorMittal		81,186
1,700	Sumitomo Metal Industries, Ltd.		32,266
			113,452
	MEDIA - 2.3%
8,900	Grupo Televisa SA		108,313

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 28, 2009

Shares			Value
	METAL FABRICATE/HARDWARE - 2.2%
3,250	NSK, Ltd.		$ 99,678

	MINING - 2.0%
2,550	BHP Billiton, Ltd.		92,871

	MISCELLANEOUS MANUFACTURERS - 2.3%
2,125	Siemens AG		107,568

	OIL&GAS - 10.5%
2,175	BG Group PLC		155,513
4,600	BP PLC		176,456
900	CNOOC, Ltd.		77,337
2,800	Petroleo Brasileiro SA		77,644
			486,950
	PHARMACEUTICALS - 6.3%
3,360	Roche Holding, Ltd.		94,248
2,400	Takeda Pharmaceutical Co., Ltd.		47,400
3,375	Teva Pharmaceutical Industries, Ltd.		150,458
			292,106
	RETAIL - 3.0%
6,700	Aeon Co., Ltd. *		39,731
13,600	Inditex SA *		99,280
			139,011
	SEMICONDUCTORS - 2.9%
11,400	Taiwan Semiconductor Manufacturing Co., Ltd.		85,956
700	Tokyo Electron, Ltd. *		47,790
			133,746
	TELECOMMUNICATIONS - 9.4%
7,795	Deutsche Telekom AG		93,462
6,700	KONINKLIJKE KPN NV		85,893
4,540	Nippon Telegraph & Telephone Corp.		96,157
6,900	Nokia OYJ		64,584
5,400	Vodafone Group PLC		95,850
			435,946
	TOYS/GAMES/HOBBIES - 1.5%
1,900	Nintendo Co., Ltd.		66,972

	TOTAL COMMON STOCK (Cost - $8,053,918)		4,479,929

	SHORT-TERM INVESTMENTS - 2.4%
111,736	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.30%, 3/2/09
	(Cost - $111,736)		111,736

	TOTAL INVESTMENTS - 99.2% (Cost - $8,165,654) (a)		$ 4,591,665

	OTHER ASSETS AND LIABILITIES - 0.8%		35,176

	TOTAL NET ASSETS - 100%		$ 4,626,841

	Percentages indicated are based on net assets of $4,626,841

	* Non-income producing securities.
	ADR - American Depositary Receipt

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 24,809
		Unrealized depreciation:	(3,598,798)
		Net unrealized depreciation:	$ (3,573,989)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
February 28, 2009

Shares			Value
	COMMON STOCK - 98.6%
	BIOTECHNOLOGY - 23.7%
69,400	Affymetrix, Inc. *		$ 147,822
17,700	Amgen, Inc. *		866,061
11,000	Biogen Idec, Inc. *		506,440
66,221	Cell Genesys, Inc. *		13,979
6,100	Genentech, Inc. *		521,855
5,100	Genzyme Corp. *		310,743
20,000	Human Genome Sciences, Inc. *		37,800
26,500	Life Technologies Corp. *		772,475
			3,177,175
	HEALTHCARE-PRODUCTS - 17.2%
44,600	Boston Scientific Corp. *		313,092
8,200	Covidien Ltd.		259,694
8,300	Johnson & Johnson		415,000
15,200	Medtronic, Inc.		449,768
7,000	Techne Corp.		341,950
14,800	Waters Corp. *		521,256
			2,300,760
	HEALTHCARE-SERVICES - 23.2%
25,500	AmerisourceBergen Corp.		809,880
14,500	Cardinal Health, Inc.		470,525
35,000	IMS Health, Inc.		438,200
30,726	PharMerica Corp. *		515,582
27,000	UnitedHealth Group, Inc.		530,550
10,000	WellPoint, Inc. *		339,200
			3,103,937
	PHARMACEUTICALS - 34.5%
8,000	AstraZeneca PLC		252,720
53,156	Corcept Therapeutics, Inc. * +		61,130
16,500	Eli Lilly & Co.		484,770
5,000	GlaxoSmithKline PLC		150,650
38,000	King Pharmaceuticals, Inc. *		278,920
36,200	Medicis Pharmaceutical Corp.		408,336
22,000	Par Pharmaceutical Cos, Inc. *		293,040
49,500	Pfizer, Inc.		609,345
14,100	Sanofi-Aventis SA		361,242
19,000	Teva Pharmaceutical Industries, Ltd.		847,020
30,700	Watson Pharmaceuticals, Inc. *		867,889
			4,615,062

	TOTAL COMMON STOCK (Cost - $20,257,097)		13,196,934

	SHORT-TERM INVESTMENTS - 0.6%
84,431	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.30%, 3/2/09
	(Cost - $84,431)		84,431

Principal
	COLLATERAL FOR SECURITIES LOANED - 0.2%
$ 20,583	Goldman Sachs & Co., Repurchase agreement to yield 0.27%, 3/2/09 with a maturity
	value of $20,584 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $20,583)		20,583

	TOTAL INVESTMENTS - 99.4% (Cost - $20,362,111) (a)		$ 13,301,948

	OTHER ASSETS AND LIABILITIES - 0.6%		84,355

	TOTAL NET ASSETS - 100%		$ 13,386,303

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited) (Continued)
February 28, 2009

	Percentages indicated are based on net assets of $13,386,303

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 382,409
		Unrealized depreciation:	(7,442,572)
		Net unrealized depreciation:	$ (7,060,163)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
February 28, 2009

Shares			Value
	COMMON STOCK - 90.4%
	BIOTECHNOLOGY - 14.8%
3,600	Alexion Pharmaceuticals, Inc. *		$ 123,120
6,430	Amgen, Inc. *		314,620
2,910	Genentech, Inc. *		248,950
5,750	Genzyme Corp. *		350,348
6,100	Gilead Sciences, Inc. *		273,280
2,570	Illumina, Inc. *		80,518
			1,390,836
	COMMERCIAL SERVICES - 3.9%
2,360	Apollo Group, Inc. *		171,100
3,650	SAIC, Inc. *		69,021
770	Strayer Education, Inc. +		130,708
			370,829
	COMPUTERS - 9.4%
5,250	Apple, Inc. *		468,878
8,660	EMC Corp/Massachusetts *		90,930
2,180	International Business Machines Corp.		200,625
2,954	Research In Motion, Ltd. *		117,983
			878,416
	ELECTRONICS - 4.5%
7,640	Amphenol Corp.		194,209
6,310	Thermo Fisher Scientific, Inc. *		228,801
			423,010
	HEALTHCARE-PRODUCTS - 1.2%
1,310	NuVasive, Inc. *		37,138
2,270	St Jude Medical, Inc. *		75,273
			112,411
	INTERNET - 14.1%
1,940	Amazon.com, Inc. *		125,693
1,045	Baidu, Inc. * +		154,994
6,210	F5 Networks, Inc. *		124,200
1,220	Google, Inc. *		412,348
9,180	McAfee, Inc. *		256,581
1,790	priceline.com, Inc. * +		151,899
4,920	VeriSign, Inc. *		95,104
			1,320,819

	PHARMACEUTICALS - 1.0%
3,464	Mead Johnson Nutrition Co. *		95,571

	SEMICONDUCTORS - 8.5%
11,410	Altera Corp.		174,915
11,910	Broadcom Corp. *		195,920
5,860	Monolithic Power Systems, Inc. *		75,887
5,623	Netlogic Microsystems, Inc. * +		133,321
1,708	Supertex, Inc. *		35,629
10,550	Xilinx, Inc.		186,524
			802,196
	SOFTWARE - 13.2%
9,340	Activision Blizzard, Inc. *		93,680
2,740	ATHENAHEALTH, INC. *		69,815
9,060	BMC Software, Inc. *		268,448
13,080	CA, Inc.		221,706
10,705	Check Point Software Technologies *		235,189
5,410	Open Text Corp. *		171,010
6,790	Sybase, Inc. *		184,552
			1,244,400
	TELECOMMUNICATIONS - 19.8%
7,840	American Tower Corp. *		228,301
4,370	AT&T, Inc.		103,876
4,210	China Mobile, Ltd.		182,503
14,440	Cisco Systems, Inc. *		210,391
4,180	Crown Castle International Corp. *		73,317
4,700	InterDigital, Inc. PA *		138,086

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
February 28, 2009

Shares			Value
	TELECOMMUNICATIONS - 19.8% (CONTINUED)
13,920	QUALCOMM, Inc.		$ 465,346
8,320	SBA Communications Corp. *		172,890
5,990	Starent Networks Corp. *		94,702
6,600	Verizon Communications, Inc.		188,298
			1,857,710

	TOTAL COMMON STOCK (Cost - $8,331,796)		8,496,198

	SHORT-TERM INVESTMENTS - 4.0%
376,956	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.30%, 3/2/09
	(Cost - $376,956)		376,956

Principal
	COLLATERAL FOR SECURITIES LOANED - 2.7%
$ 255,428	Goldman Sachs & Co., Repurchase agreement to yield 0.27%, 3/2/09 with a maturity
	value of $255,436 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $255,428)		255,428

	TOTAL INVESTMENTS - 97.1% (Cost - $8,964,181) (a)		$ 9,128,582

	OTHER ASSETS AND LIABILITIES - 2.9%		263,350

	TOTAL NET ASSETS - 100%		$ 9,391,932

	Percentages indicated are based on net assets of $9,391,932

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 794,831
		Unrealized depreciation:	(630,430)
		Net unrealized appreciation:	$ 164,401

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
February 28, 2009

Shares			Value

	COMMON STOCK - 85.3%
	CHEMICALS - 17.1%
4,282	Air Products & Chemicals, Inc.		$ 198,043
7,333	Celanese Corp.		62,624
2,608	Monsanto Co.		198,912
3,912	Praxair, Inc.		222,006
			681,585
	ENGINEERING & CONSTRUCTION - 2.3%
2,916	URS Corp. *		90,163

	FOREST PRODUCTS & PAPER - 3.8%
6,189	Weyerhaeuser Co.		149,526

	OIL & GAS - 39.2%
2,256	Anadarko Petroleum Corp.		78,847
3,131	Apache Corp.		185,011
8,186	BG Group PLC		117,263
1,446	Exxon Mobil Corp.		98,183
7,627	Marathon Oil Corp.		177,480
6,824	PetroHawk Energy Corp. *		116,144
4,805	Royal Dutch Shell PLC		211,276
11,067	Talisman Energy, Inc.		103,587
4,900	Total SA		231,280
1,111	Transocean, Ltd. *		66,404
5,598	XTO Energy, Inc.		177,233
			1,562,708
	OIL & GAS SERVICES - 18.0%
4,180	Baker Hughes, Inc.		122,516
17,332	BJ Services Co.		167,600
10,292	Halliburton Co.		167,863
3,224	Schlumberger, Ltd.		122,705
3,703	Smith International, Inc.		79,540
7,265	Tesco Corp. *		55,723
			715,947
	TRANSPORTATION - 4.9%
5,478	Tidewater, Inc.		193,484

	TOTAL COMMON STOCK (Cost - $5,006,142)		3,393,413

	SHORT-TERM INVESTMENTS - 12.8%
512,048	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.30%, 3/2/09
	(Cost $512,048)		512,048

	TOTAL INVESTMENTS - 98.1% (Cost - $5,518,190) (a)		$ 3,905,461

	OTHER ASSETS AND LIABILITIES - 1.9%		80,592

	TOTAL NET ASSETS - 100%		$ 3,986,053

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
February 28, 2009

	Percentages indicated are based on net assets of $3,986,053

	* Non-income producing securities.
	ADR - American Depositary Receipt

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 139,924
		Unrealized depreciation:	(1,752,653)
		Net unrealized depreciation:	$ (1,612,729)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
February 28, 2009

Shares			Value
	COMMON STOCK - 85.3%
	BANKS - 41.8%
733	Goldman Sachs Group, Inc. (The)		$ 66,762
3,472	HSBC Holdings PLC		24,311
2,140	JPMorgan Chase & Co.		48,899
1,325	Julius Baer Holding AG		30,981
868	M&T Bank Corp.		31,769
1,230	Northern Trust Corp.		68,327
1,220	PNC Financial Services Group, Inc.		33,355
1,401	State Street Corp.		35,403
2,273	UBS AG *		21,579
2,335	US Bancorp		33,414
2,335	Wells Fargo & Co.		28,253
			423,053
	COMMERCIAL SERVICES - 4.1%
725	Visa, Inc.		41,113

	DIVERSIFIED FINANCIAL SERVICES - 9.1%
349	BlackRock, Inc.		33,787
184	CME Group, Inc.		33,562
441	IntercontinentalExchange, Inc. *		25,036
			92,385
	INSURANCE - 30.3%
1,163	ACE, Ltd.		42,461
1,598	Aflac, Inc.		26,782
398	Arch Capital Group, Ltd. *		21,492
13	Berkshire Hathaway, Inc., Class B *		33,332
828	Chubb Corp.		32,325
1,459	Fidelity National Financial, Inc.		24,176
2,168	MetLife, Inc.		40,021
385	PartnerRe, Ltd.		23,832
1,712	Travelers Cos, Inc. (The)		61,888
			306,309

	TOTAL COMMON STOCK (Cost - $1,447,309)		862,860

	SHORT-TERM INVESTMENTS - 13.3%
134,482	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.30%, 3/2/09
	(Cost - $134,482)		134,482

	TOTAL INVESTMENTS - 98.6% (Cost - $1,581,791) (a)		$ 997,342

	OTHER ASSETS AND LIABILITIES - 1.4%		14,227

	TOTAL NET ASSETS - 100%		$ 1,011,569

	Percentages indicated are based on net assets of $1,011,569

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 17,215
		Unrealized depreciation:	(601,664)
		Net unrealized depreciation:	$ (584,449)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
February 28, 2009

Principal			Value
	U.S. GOVERNMENT AND AGENCIES - 41.4%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.7%
$ 340,398	5.375%, 8/15/11		$ 347,285
1,000,000	5.125%, 10/18/16		1,101,700
			1,448,985
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.3%
1,000,000	4.125%, 4/15/14		1,063,052
700,000	5.00%, 4/15/15		772,461
			1,835,513
	U.S. TREASURY NOTES - 15.5%
1,100,000	4.50%, 11/15/15 +		1,241,478
300,000	5.125%, 5/15/16 +		350,588
674,000	4.00%, 8/15/18 +		728,893
			2,320,959
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 3.9%
510,000	1.875%, 7/15/13 +		582,018

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $5,712,075)		6,187,475

	CORPORATE BONDS AND NOTES - 54.6%
	AEROSPACE/DEFENSE - 3.9%
158,000	United Technologies Corp., 6.50%, 6/1/09		159,270
400,000	United Technologies Corp., 7.125%, 11/15/10		430,157
			589,427
	BANKS - 11.3%
300,000	Bank of America Corp., 5.75%, 12/1/17		249,900
390,000	Citigroup, Inc., 5.10%, 9/29/11		348,229
280,000	Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12		289,797
800,000	JPMorgan Chase & Co.,3.80%, 10/2/09		794,909
			1,682,835
	CHEMICALS - 2.2%
300,000	Monsanto Co., 7.375%, 8/15/12		328,875

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.1%
200,000	Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49		164,517

	DIVERSIFIED FINANCIAL SERVICES - 14.4%
300,000	Boeing Capital Corp., 5.00%, 8/15/10		292,864
500,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11		509,140
200,000	Citicorp., 7.25%, 10/15/11		209,964
700,000	International Lease Finance Corp., 4.375%, 11/1/09		582,750
300,000	John Deere Capital Corp., 5.40%, 4/7/10		304,053
200,000	Merrill Lynch & Co., Inc. 5.77%, 7/25/11		194,138
65,000	National Rural Utilities Cooperative Finance Corp., 4.35%, 11/15/11		63,306
			2,156,215
	ELECTRIC - 10.4%
200,000	DPL, Inc., 6.875%, 9/1/11		205,950
510,000	FPL Group Capital, Inc., 5.625%, 9/1/11		534,807
200,000	Public Service Electric & Gas Co., 5.125%, 9/1/12		204,087
200,000	South Carolina Electric & Gas Co., 6.125%, 3/1/09		200,000
400,000	Southern California Edison Co., 5.75%, 3/15/14		409,398
			1,554,242
	INSURANCE - 1.7%
300,000	Prudential Financial, Inc., 6.00%, 12/1/17		251,431

	MACHINERY-CONSTRUCTION & MINING - 0.7%
100,000	Caterpillar, Inc., 6.55%, 5/1/11		105,951

	OIL&GAS - 1.4%
200,000	Ocean Energy, Inc., 7.25%, 10/1/11		210,290

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited) (Continued)
February 28, 2009

Principal			Value
	PIPELINES - 2.8%
$ 400,000	Consolidated Natural Gas Co., 6.25%, 11/1/11		$ 412,736

	TELECOMMUNICATIONS - 4.7%
587,000	AT&T, Inc., 5.30%, 11/15/10		601,877
100,000	Verizon Communications, Inc., 5.35%, 2/15/11		102,832
			704,709

	TOTAL CORPORATE BONDS AND NOTES (Cost - $8,356,903)		8,161,228
Shares
	SHORT-TERM INVESTMENTS - 2.6%
382,267	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.30%, 3/2/09
	(Cost - $382,267)		382,267
Principal
	COLLATERAL FOR SECURITIES LOANED - 19.9%
$2,975,226	Deutsche Bank Securities, Inc., Repurchase agreement to yield 0.29%, 3/2/09 with a maturity
	value of $2,975,322 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $2,975,226)		2,975,226

	TOTAL INVESTMENTS - 118.5% (Cost - $17,426,471) (a)		$ 17,706,196

	OTHER ASSETS AND LIABILITIES - (18.5%)		(2,779,024)

	TOTAL NET ASSETS - 100%		$ 14,927,171

	Percentages indicated are based on net assets of $14,927,171

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 561,617
		Unrealized depreciation:	(281,892)
		Net unrealized appreciation:	$ 279,725

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
February 28, 2009

Principal			Value
	MUNICIPAL BONDS - 87.4%
	CALIFORNIA - 12.3%
	Education - 8.3%
$ 250,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA		$ 289,453
	General Obligation - 2.9%
100,000	State of California, Variable Purpose, 5.00%, 3/1/21		101,438
	Housing - 1.1%
40,000	State Housing Financing Agency Revenue, Series A, Class I, 5.30%, 8/1/18, FHA		39,359
	TOTAL CALIFORNIA - 12.3%		430,250

	COLORADO - 3.1%
	Public Facilities - 3.1%
100,000	Denver, CO City & County Excise Tax Revenue, 5.50%, 9/1/17, FSA		108,736

	DISTRICT OF COLUMBIA - 2.2%
	Public Facilities - 2.2%
100,000	Washington D.C. Convention Center Authority, Series A, 4.50%, 10/1/30, AMBAC		76,050

	FLORIDA - 5.4%
	Health/Hospital - 5.4%
200,000	South Broward Hospital District, 4.75%, 5/1/22		190,404

	IDAHO - 2.9%
	Health/Hospital - 2.9%
100,000	Idaho Health Facilities Authority Revenue, 1.10%, 7/1/35		100,000

	KENTUCKY - 5.1%
	Education - 5.1%
200,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23		179,358

	NORTH CAROLINA - 7.3%
	General Obligation - 3.1%
100,000	Mecklenburg County, Series B, 4.50%, 2/1/18		108,484
	Water/Sewer - 4.2%
150,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23		147,819
	TOTAL NORTH CAROLINA - 7.3%		256,303

	NORTH DAKOTA - 2.2%
	Housing - 2.2%
77,000	State Housing Financing Agency Revenue, Series C, 5.50%, 7/1/18		77,512

	NEW JERSEY - 4.7%
	Housing - 4.7%
200,000	New Jersey Economic Development Authority, 5.35%, 2/1/38, MBIA		163,414

	NEW YORK - 4.3%
	General Obligation - 4.3%
150,000	City of New York, 5.00%, 8/1/23, FSA		149,337

	OHIO - 5.5%
	Health/Hospital - 2.9%
100,000	County of Cuyahoga OH, 0.45%, 1/1/16		100,000
	Education - 2.6%
100,000	Marysville Exempt Village School District, 4.375%, 12/1/29, MBIA		91,373
	TOTAL OHIO - 5.5%		191,373

	PENNSLVANIA - 4.6%
	General Obligation - 4.6%
150,000	Philadelphia, 4.90%, 9/15/20, FSA		159,660

	SOUTH CAROLINA - 5.5%
	General Obligation - 5.5%
190,000	Piedmont Municipal Power Agency, Unrefunded Portion, Series A, 5.00%, 1/1/18, FGIC		191,216

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited) (Continued)
February 28, 2009

Principal			Value
	SOUTH DAKOTA - 3.4%
	General Obligation - 3.4%
$ 100,000	Heartland Consumers Power District Electric, Revenue, 6.00%, 1/1/17, FSA		$ 118,094

	TEXAS - 8.5%
	Education - 4.5%
150,000	State University System Revenue, 5.375%, 3/15/17, FSA		157,253
	Water/Sewer - 4.0%
150,000	State Water Assistance, Series A, 4.50%, 8/1/22		139,625
	TOTAL TEXAS - 8.5%		296,878

	UTAH - 4.8%
	Education - 4.8%
150,000	State Board Regents Revenue, 5.25%, 12/1/14, AMBAC		167,513

	WISCONSIN - 5.6%
	Health/Hospital - 5.6%
200,000	State Health & Educational Facilities Authority, Revenue, 5.25%, 8/15/19, AMBAC		196,226

	TOTAL MUNICIPAL BONDS (Cost - $3,129,002)		3,052,324

	SHORT-TERM INVESTMENTS - 11.6%
404,315	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.30%, 3/2/09
	(Cost - $404,315)		404,315

	TOTAL INVESTMENTS - 99.0% (Cost - $3,533,317) (a)		$ 3,456,639

	OTHER ASSETS AND LIABILITIES - 1.0%		36,818

	TOTAL NET ASSETS - 100%		$ 3,493,456

	Percentages indicated are based on net assets of $3,493,456

	AMBAC	Insured by AMBAC Indemnity Corporation
	FGIC	Insured by Financial Guaranty Insurance Corporation
	FHA	Federal Housing Administartion
	FSA	Insured by Federal Security Assurance
	GO	General Obligation
	LO	Limited Obligation
	MBIA	Insured by Municipal Bond Insurance Association

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 56,342
		Unrealized depreciation:	(133,020)
		Net unrealized depreciation:	$ (76,678)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
February 28, 2009

Principal		Value
	CORPORATE NOTES AND BONDS - 3.5%
	BANKS - 3.5%
$ 1,000,000	Bank of America
	To Yield 1.186%, 2/5/10 ++	$ 1,000,000

	TOTAL CORPORATE NOTES AND BONDS (Cost - $1,000,000)	1,000,000

	U.S. GOVERNMENT AGENCIES - 85.6%
	FEDERAL HOME LOAN BANK DISCOUNT NOTES - 48.9%
3,000,000	To Yield 1.154%, 3/2/09	3,000,000
4,000,000	To Yield 0.320%, 4/7/09	3,998,720
4,000,000	To Yield 0.400%, 5/6/09	3,997,110
3,000,000	To Yield 0.380%, 5/15/09	2,997,656
		13,993,486

	FEDERAL HOME LOAN MORTGAGE DISCOUNT NOTES - 22.3%
1,500,000	To Yield 1.205%, 3/19/09	1,499,147
2,000,000	To Yield 1.307%, 4/1/09	1,997,824
2,900,000	To Yield 0.400%, 5/5/09	2,897,937
		6,394,908

	FEDERAL NATIONAL MORTGAGE DISCOUNT NOTES - 14.4%
4,135,000	To Yield 0.380%, 5/6/09	4,132,163

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $24,520,557)	24,520,557

	REPURCHASE AGREEMENT - 10.3%
2,938,000	Bank of America, 0.25%, due 3/2/09 with a full maturity value of $2,938,082
	(Fully collateralized by U.S. government agencies and obligations)
	(Cost - $2,938,000)	2,938,000

	TOTAL INVESTMENTS - 99.4% (Cost - $28,458,557)	$ 28,458,557

	OTHER ASSETS AND LIABILITIES - 0.6%	167,228

	TOTAL NET ASSETS - 100%	$ 28,625,785

	Percentage indicated are based on net assets of $28,625,785

	++ Restricted security. The value of such security is 3.5% of net assets and has been fair valued under procedures established by the Portfolio's Board of Trustees.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2009 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International	Health &
	Value	Growth	Capitalization	Capitalization	Equity	Biotechnology
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost	$ 20,010,078	$ 22,178,418	$ 13,411,553	$ 7,407,423	$ 8,165,654	$ 20,362,111
Investments, at value	$ 12,697,775	$ 20,120,273	$ 9,808,770	$ 6,775,757	$ 4,591,665	$ 13,301,948
Receivable for securities sold	170,407	1,457,513	45,066	-	54,399	91,444
Interest and dividends receivable	30,336	21,510	9,914	7,030	30,168	69,841
Receivable for fund shares sold	6,964	7,159	4,033	6,749	1,546	4,952
Prepaid expenses and other assets	15,620	15,398	20,872	16,588	8,760	13,055
Total Assets	12,921,102	21,621,853	9,888,655	6,806,124	4,686,538	13,481,240

Liabilities:
Securities lending collateral	8,649	1,636,234	640,606	709,922	-	20,583
Payable for securities purchased	-	1,624,669	9,767	-	18,860	31,213
Due to Custodian	-	-	-	-	3,726
Payable for fund shares redeemed	29,523	44,351	23,001	13,444	10,478	20,722
Payable to manager	7,031	9,682	5,744	3,400	2,923	14,489
Administration fees payable	-	6,008	62	-	4,662	-
Custody fees payable	27,218	3,729	-	6,853	5,184	7,787
Compliance officer fees payable	2,998	555	-	728	2,897	143
Payable for distribution (12b-1) fees	-	3,048	668	177	274	-
Accrued expenses and other liabilities	15,584	20,714	3,795	4,508	10,693	-
Total Liabilities	91,003	3,348,990	683,643	739,032	59,697	94,937

Net Assets	$ 12,830,099	$ 18,272,863	$ 9,205,012	$ 6,067,092	$ 4,626,841	$ 13,386,303

Net Assets:
Par value of shares of beneficial interest	$ 17,652	$ 19,425	$ 16,862	$ 13,710	$ 7,196	$ 13,122
Paid in capital	33,839,346	40,114,845	16,743,439	9,502,448	12,217,978	135,306,990
Undistributed net investment income (loss)	(82,228)	(128,127)	(18,563)	10,808	11,176	(106,738)
Accumulated net realized gain
(loss) on investments	(13,632,368)	(19,675,135)	(3,933,943)	(2,828,208)	(4,035,520)	(114,766,610)
Net unrealized appreciation
(depreciation) on investments	(7,312,303)	(2,058,145)	(3,602,783)	(631,666)	(3,573,989)	(7,060,461)
Net Assets	$ 12,830,099	$ 18,272,863	$ 9,205,012	$ 6,067,092	$ 4,626,841	$ 13,386,303

Net Asset Value Per Share
Class I
Net Assets	$ 12,151,594	$ 17,161,989	$ 7,138,930	$ 5,783,248	$ 4,366,481	$ 6,870,316
Shares of beneficial interest outstanding	1,660,611	1,809,833	1,290,984	1,289,506	674,796	659,164
Net asset value/offering price (a)	$ 7.32	$ 9.48	$ 5.53	$ 4.48	$ 6.47	$ 10.42

Class A
Net Assets	$ 20,850	$ 32,801	$ 1,704,316	$ 2,101	$ 7,973	$ 4,341,825
Shares of beneficial interest outstanding	2,864	3,496	319,738	475	1,229	425,416
Net asset value (a)	$ 7.28	$ 9.38	$ 5.33	$ 4.42	$ 6.49	$ 10.21
Offering price per share	$ 7.72	$ 9.95	$ 5.66	$ 4.69	$ 6.88	$ 10.83
(maximum sales charge of 5.75%)

Class B
Net Assets	$ 109,478	$ 91,802	$ 110,940	$ 45,621	$ 24,807	$ 623,832
Shares of beneficial interest outstanding	16,406	10,688	22,038	12,935	4,134	65,027
Net asset value/offering price (b)	$ 6.67	$ 8.59	$ 5.03	$ 3.53	$ 6.00	$ 9.59

Class C
Net Assets	$ 548,177	$ 986,271	$ 250,826	$ 236,122	$ 227,580	$ 1,550,330
Shares of beneficial interest outstanding	82,232	114,580	49,960	66,547	38,062	161,003
Net asset value/offering price (b)	$ 6.67	$ 8.61	$ 5.02	$ 3.55	$ 5.98	$ 9.63

(a) Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b) Redemption price per Class B and C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government
Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

February 28, 2009 (Unaudited)

				Investment		U.S.
	Technology &	Energy & Basic	Financial	Quality	Municipal	Government
	Communications	Materials	Services	Bond	Bond	Money Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost	$ 8,964,181	$ 5,518,190	$ 1,581,791	$ 17,426,471	$ 3,533,317	$ 28,458,557
Investments, at value	$ 9,128,582	$ 3,905,461	$ 997,342	$ 17,706,196	$ 3,456,639	$ 28,458,557
Cash	-	-	-	-	-	735
Receivable for securities sold	1,033,776	70,095	23,350	-	-	-
Interest and dividends receivable	6,436	12,729	2,463	220,306	33,284	852
Receivable for fund shares sold	4,712	413	2,005	-	341	134,379
Due from advisor	-	-	1,572	-	-	-
Prepaid expenses and other assets	44,578	19,841	13,860	15,393	14,062	45,082
Total Assets	10,218,084	4,008,539	1,040,592	17,941,895	3,504,326	28,639,605

Liabilities:
Securities lending collateral	255,428	-	-	2,975,226	-	-
Payable for securities purchased	537,883	-	12,547	-	-	-
Payable for fund shares redeemed	16,426	3,970	4,077	28,228	5,294	9,768
Payable to manager	6,730	4,293	-	6,373	2,264	705
Custody fees payable	3,695	2,732	4,109	2,800	1,891	3,024
Payable for distribution (12b-1) fees	5,141	816	93	-	192	-
Administration fees payable	592	4,301	5,199	-	-	-
Compliance officer fees payable	257	-	1,381	700	133	320
Dividends payable	-	-	-	670	310	3
Accrued expenses and other liabilities	-	6,374	1,617	727	786	-
Total Liabilities	826,152	22,486	29,023	3,014,724	10,870	13,820

Net Assets	$ 9,391,932	$ 3,986,053	$ 1,011,569	$ 14,927,171	$ 3,493,456	$ 28,625,785

Net Assets:
Par value of shares of beneficial interest	$ 16,882	$ 5,237	$ 2,520	$ 15,331	$ 3,650	$ 285,183
Paid in capital	268,621,692	8,286,239	2,770,359	14,931,602	3,571,358	28,341,552
Undistributed net investment income (loss)	(126,720)	(595,165)	873	(224)	(1,147)	(199)
Accumulated net realized gain
(loss) on investments and options written	(259,284,323)	(2,097,529)	(1,177,734)	(299,263)	(3,727)	(751)
Net unrealized appreciation
(depreciation) on investments and options	164,401	(1,612,729)	(584,449)	279,725	(76,678)	-
Net Assets	$ 9,391,932	$ 3,986,053	$ 1,011,569	$ 14,927,171	$ 3,493,456	$ 28,625,785

Net Asset Value Per Share
Class I
Net Assets	$ 4,451,313	$ 1,978,564	$ 670,451	$ 14,175,792	$ 3,058,299	$ 27,820,259
Shares of beneficial interest outstanding	784,426	249,453	164,524	1,455,983	319,682	27,838,165
Net asset value/offering price (a)	$ 5.67	$ 7.93	$ 4.08	$ 9.74	$ 9.57	$ 1.00

Class A
Net Assets	$ 4,269,915	$ 1,621,386	$ 299,751	$ 59,838	$ 43,151	$ 127,332
Shares of beneficial interest outstanding	771,204	215,197	75,792	6,142	4,508	127,337
Net asset value (a)	$ 5.54	$ 7.53	$ 3.95	$ 9.74	$ 9.57	$ 1.00
Offering price per share	$ 5.87	$ 7.99	$ 4.20	$ 10.34	$ 10.16	$ 1.00
(maximum sales charge of 5.75%)

Class B
Net Assets	$ 331,815	$ 294,563	$ 16,946	$ 59,933	$ 54,100	$ 112,295
Shares of beneficial interest outstanding	64,963	44,603	4,591	6,151	5,632	112,211
Net asset value/offering price (b)	$ 5.11	$ 6.60	$ 3.69	$ 9.74	$ 9.61	$ 1.00

Class C
Net Assets	$ 338,889	$ 91,540	$ 24,421	$ 631,608	$ 337,906	$ 565,899
Shares of beneficial interest outstanding	65,533	13,962	6,621	64,778	35,233	565,418
Net asset value/offering price (b)	$ 5.17	$ 6.56	$ 3.69	$ 9.75	$ 9.59	$ 1.00

(a) Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b) Redemption price per Class B and C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government
Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2009 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International	Health &
	Value	Growth	Capitalization	Capitalization	Equity	Biotechnology
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Interest income	$ 8,206	$ 1,524	$ 838	$ 1,785	$ 385	$ 809
Dividend income	113,396	89,137	105,338	95,017	80,019	105,227
Securities lending income	4,994	217	1,437	1,967	-	362
Other income	29,489	3,271	606	230	2,981	1,488
Less: Foreign withholding taxes	(356)	-	(11)	-	(2,398)	(991)
Total Investment Income	155,729	94,149	108,208	98,999	80,987	106,895

Operating Expenses:
Management fees	50,636	71,873	42,037	27,937	23,000	97,913
Distribution (12b-1) fees:
Class A Shares	53	80	4,041	18	48	10,331
Class B Shares	821	559	944	332	170	6,218
Class C Shares	3,427	5,995	1,680	1,631	1,599	9,160
Professional fees	17,955	34,539	15,831	10,509	2,628	16,116
Administration fees	51,417	65,701	33,546	27,590	19,966	45,316
Printing and postage expense	4,117	8,900	4,697	4,325	2,780	8,621
Registration fees	8,723	7,808	8,203	6,623	7,313	9,249
Custodian fees	20,045	9,780	9,723	7,145	6,702	1,767
Compliance officer fees	1,147	5,793	2,697	1,559	-	1,666
Trustees' fees	5,137	8,581	3,214	3,200	1,588	5,277
Miscellaneous expenses	-	908	158	631	245	1,999
Total Operating Expenses	163,478	220,517	126,771	91,500	66,039	213,633
Less: Expenses waived and / or
reimbursed	-	-	-	-	-	-
Net Operating Expenses	163,478	220,517	126,771	91,500	66,039	213,633

Net Investment Income (Loss)	(7,749)	(126,368)	(18,563)	7,499	14,948	(106,738)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(2,671,219)	(9,800,528)	(3,000,946)	(2,731,722)	(1,838,029)	672,284
Foreign currency transactions	-	-	-	-	-	-
Net realized gain (loss)	(2,671,219)	(9,800,528)	(3,000,946)	(2,731,722)	(1,838,029)	672,284

Net change in unrealized appreciation
(depreciation) from Investments	(6,935,745)	(5,490,790)	(3,576,105)	(2,283,692)	(2,369,886)	(5,892,378)
Net Realized and Unrealized
Gain (Loss) on Investments	(9,606,964)	(15,291,318)	(6,577,051)	(5,015,414)	(4,207,915)	(5,220,094)

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ (9,614,713)	$ (15,417,686)	$ (6,595,614)	$ (5,007,915)	$ (4,192,967)	$ (5,326,832)

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended February 28, 2009 (Unaudited)

				Investment		U.S.
	Technology &	Energy &	Financial	Quality	Municipal	Government
	Communications	Basic Materials	Services	Bond	Bond	Money Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Interest income	$ 966	$ 725	$ 260	$ 301,583	$ 72,430	$ 178,331
Dividend income	25,943	54,256	22,077	-	-	-
Securities lending income	745	-	-	1,512	-	-
Other income	2,320	816	154	-	1,186	-
Less: Foreign withholding taxes	(433)	(2,461)	(209)	-	-	-
Total Investment Income	29,541	53,336	22,282	303,095	73,616	178,331

Operating Expenses:
Management fees	67,912	34,231	9,730	40,325	9,026	67,463
Distribution (12b-1) fees:
Class A Shares	9,889	4,812	933	111	59	137
Class B Shares	2,572	2,875	353	313	265	580
Class C Shares	1,943	510	187	3,262	1,652	2,424
Custodian fees	20,058	5,051	6,453	3,197	41	3,449
Professional fees	15,616	7,172	794	17,472	3,150	13,260
Administration fees	41,205	19,283	2,975	36,137	9,688	66,765
Registration fees	14,045	7,467	9,487	6,834	3,497	3,151
Trustees' fees	3,981	752	-	4,134	1,119	9,662
Compliance officer fees	2,817	1,348	-	2,327	609	5,868
Money Market U.S. Treasury
guarantee expense	-	-	-	-	-	10,934
Printing and postage expense	8,071	2,367	1,616	4,775	656	10,704
Miscellaneous expenses	816	342	40	294	419	2,152
Total Operating Expenses	188,925	86,210	32,568	119,181	30,181	196,549
Less: Expenses waived and / or
reimbursed	(32,664)	(7,716)	(11,159)	-	(795)	(41,451)
Net Operating Expenses	156,261	78,494	21,409	119,181	29,386	155,098

Net Investment Income (Loss)	(126,720)	(25,158)	873	183,914	44,230	23,233

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(3,873,429)	(2,537,720)	(919,251)	(240,512)	(1,500)	-
Foreign currency transactions	53	(115,469)	(20,045)	-	-	-
Net realized gain (loss)	(3,873,376)	(2,653,189)	(939,296)	(240,512)	(1,500)	-

Net change in unrealized appreciation
(depreciation) from Investments	(2,097,023)	(2,473,467)	(273,145)	18,768	(68,767)	-
Net Realized and Unrealized
Gain (Loss) on Investments	(5,970,399)	(5,126,656)	(1,212,441)	(221,744)	(70,267)	-

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ (6,097,119)	$ (5,151,814)	$ (1,211,568)	$ (37,830)	$ (26,037)	$ 23,233

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value		Large Capitalization Growth		Mid Capitalization
	Portfolio		Portfolio		Portfolio
	For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended
	February 28, 2009	Year Ended	February 28, 2009	Year Ended	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008
Operations:
Net investment income (loss)	$ (7,749)	$ 361,815	$ (126,368)	$ 61,241	$ (18,563)	$ (78,847)
Net realized gain (loss) on investments	(2,671,219)	(9,244,459)	(9,800,528)	2,941,617	(3,000,946)	558,054
Net change in unrealized appreciation
(depreciation) on investments	(6,935,745)	(2,610,186)	(5,490,790)	(3,684,930)	(3,576,105)	(1,151,658)
Net increase (decrease) in net assets
resulting from operations	(9,614,713)	(11,492,830)	(15,417,686)	(682,072)	(6,595,614)	(672,451)

Distributions to Shareholders:
Net Realized Gains:
Class I	-	(4,023,301)	-	-	-	(892,728)
Class A	-	(3,488)	-	-	-	(251,728)
Class B	-	(119,097)	-	-	-	(120,158)
Class C	-	(187,580)	-	-	-	(47,838)
Net Investment Income:
Class I	(354,232)	(274,883)	(62,832)	-	-	-
Class A	(1,034)	(119)	(127)	-	-	-
Class B	(3,516)	-	-	-	-	-
Class C	(16,272)	-	(41)	-	-	-
Total Dividends and Distributions
to Shareholders	(375,054)	(4,608,468)	(63,000)	-	-	(1,312,452)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	1,220,504	3,879,770	1,985,106	13,796,790	992,307	4,315,884
Class A	77,432	-	24,349	61,472	28,647	24,219
Class B	-	1,198	-	8,489	4,163	4,715
Class C	46,621	195,330	59,797	328,609	35,697	35,379
Reinvestment of dividends
and distributions
Class I	347,365	4,221,873	61,413	-	-	886,601
Class A	977	2,894	114	-	-	245,325
Class B	3,516	114,433	-	-	-	116,934
Class C	16,188	186,494	41	-	-	47,198
Redemption fee proceeds
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Cost of shares redeemed
Class I	(2,005,813)	(9,877,287)	(3,592,113)	(15,776,264)	(1,716,020)	(2,492,360)
Class A	(71,760)	(1,779)	(17,178)	(26,423)	(79,720)	(544,928)
Class B	(66,464)	(609,750)	(7,103)	(27,997)	(170,009)	(1,198,870)
Class C	(77,723)	(442,270)	(83,881)	(391,051)	(79,265)	(123,618)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(509,157)	(2,329,094)	(1,569,455)	(2,026,375)	(984,200)	1,316,479

Total Increase (Decrease) in Net Assets	(10,498,924)	(18,430,392)	(17,050,141)	(2,708,447)	(7,579,814)	(668,424)

Net Assets:
Beginning of period	23,329,023	41,759,415	35,323,004	38,031,451	16,784,826	17,453,250
End of period*	$ 12,830,099	$ 23,329,023	$ 18,272,863	$ 35,323,004	$ 9,205,012	$ 16,784,826
* Includes undistributed net investment
income (loss) at end of period	$ (82,228)	$ 300,575	$ (128,127)	$ 61,241	$ (18,563)	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Capitalization		International Equity		Health & Biotechnology
	Portfolio		Portfolio		Portfolio
	For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended
	February 28, 2009	Year Ended	February 28, 2009	Year Ended	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008
Operations:
Net investment income (loss)	$ 7,499	$ 25,550	$ 14,948	$ 122,214	$ (106,738)	$ (371,447)
Net realized gain (loss) on investments
and foreign currency transactions	(2,731,722)	956,269	(1,838,029)	621,274	672,284	496,856
Net change in unrealized appreciation
(depreciation) on investments	(2,283,692)	(1,471,971)	(2,369,886)	(2,735,867)	(5,892,378)	(868,113)
Net increase (decrease) in net assets
resulting from operations	(5,007,915)	(490,152)	(4,192,967)	(1,992,379)	(5,326,832)	(742,704)

Distributions to Shareholders:
Net Realized Gains:
Class I	(1,013,474)	(3,018,335)	-	-	-	-
Class A	(2,648)	(159)	-	-	-	-
Class B	(9,467)	(61,808)	-	-	-	-
Class C	(51,776)	(137,396)	-	-	-	-
Net Investment Income:
Class I	(4,002)	(14,329)	(118,258)	(135,899)	-	-
Class A	-	-	(168)	(879)	-	-
Class B	-	-	(587)	-	-	-
Class C	-	-	(5,988)	(223)	-	-
Total Dividends and Distributions
to Shareholders	(1,081,367)	(3,232,027)	(125,001)	(137,001)	-	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	1,504,165	1,380,032	354,860	1,474,769	1,914,120	7,252,547
Class A	17,752	1,037	2,557	61,088	51,200	269,812
Class B	-	25	-	-	-	12,541
Class C	42,586	21,833	8,431	33,283	7,628	43,222
Reinvestment of dividends
and distributions
Class I	944,244	3,004,028	116,209	133,719	-	-
Class A	2,648	158	168	106	-	-
Class B	9,467	49,456	587	-	-	-
Class C	47,288	128,066	5,402	205	-	-
Redemption fee proceeds
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Cost of shares redeemed
Class I	(1,989,802)	(4,692,397)	(937,802)	(4,852,067)	(809,819)	(1,310,809)
Class A	(16,633)	(243)	(40,103)	(21,030)	(553,292)	(1,773,531)
Class B	(20,733)	(131,556)	(4,407)	(56,910)	(1,414,309)	(8,122,976)
Class C	(43,762)	(178,967)	(60,223)	(144,925)	(192,109)	(516,466)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	497,220	(418,528)	(554,321)	(3,371,762)	(996,581)	(4,145,660)

Total Increase (Decrease) in Net Assets	(5,592,062)	(4,140,707)	(4,872,289)	(5,501,142)	(6,323,413)	(4,888,364)

Net Assets:
Beginning of period	11,659,154	15,799,861	9,499,130	15,000,272	19,709,716	24,598,080
End of period*	$ 6,067,092	$ 11,659,154	$ 4,626,841	$ 9,499,130	$ 13,386,303	$ 19,709,716
* Includes undistributed net investment
income (loss) at end of period	$ 10,808	$ 7,311	$ 11,176	$ 121,229	$ (106,738)	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Technology & Communications		Energy & Basic Materials		Financial Services
	Portfolio		Portfolio		Portfolio
	For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended
	February 28, 2009	Year Ended	February 28, 2009	Year Ended	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008
Operations:
Net investment income (loss)	$ (126,720)	$ (389,004)	$ (25,158)	$ (216,373)	$ 873	$ (4,455)
Net realized gain (loss) on investments
and foreign currency transactions	(3,873,376)	1,799,115	(2,653,189)	2,024,627	(939,296)	(186,511)
Net change in unrealized appreciation
(depreciation) on investments	(2,097,023)	(3,360,221)	(2,473,467)	(524,124)	(273,145)	(450,605)
Net increase (decrease) in net assets
resulting from operations	(6,097,119)	(1,950,110)	(5,151,814)	1,284,130	(1,211,568)	(641,571)

Distributions to Shareholders:
Net Realized Gains:
Class I	-	-	(538,430)	(987,315)	-	(138,846)
Class A	-	-	(508,905)	(2,404,007)	-	(51,190)
Class B	-	-	(143,479)	(720,950)	-	(53,698)
Class C	-	-	(22,780)	(61,006)	-	(7,944)
Net Investment Income:
Class I	-	-	(255,562)	-	-	-
Class A	-	-	(238,036)	-	-	-
Class B	-	-	(65,926)	-	-	-
Class C	-	-	(10,483)	-	-	-
Total Dividends and Distributions
to Shareholders	-	-	(1,783,601)	(4,173,278)	-	(251,678)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	484,822	6,058,451	507,203	2,317,821	207,280	882,560
Class A	26,599	1,966,709	51,076	2,176,408	1,311	632,544
Class B	-	61,744	36,442	6,091	-	-
Class C	6,558	156,786	26,958	55,299	2,332	23,999
Reinvestment of dividends
and distributions
Class I	-	-	776,862	974,154	-	137,482
Class A	-	-	671,829	2,235,788	-	47,679
Class B	-	-	201,778	675,155	-	52,534
Class C	-	-	33,264	56,836	-	7,944
Redemption fee proceeds
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Cost of shares redeemed
Class I	(582,324)	(1,986,984)	(340,824)	(1,792,245)	(219,590)	(584,615)
Class A	(517,516)	(2,759,861)	(978,555)	(4,137,716)	(144,641)	(441,315)
Class B	(342,534)	(5,370,617)	(443,814)	(1,398,338)	(107,523)	(322,212)
Class C	(34,146)	(230,515)	(20,303)	(72,336)	(8,146)	(55,704)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(958,541)	(2,104,287)	521,916	1,096,917	(268,977)	380,896

Total Increase (Decrease) in Net Assets	(7,055,660)	(4,054,397)	(6,413,499)	(1,792,231)	(1,480,545)	(512,353)

Net Assets:
Beginning of period	16,447,592	20,501,989	10,399,552	12,191,783	2,492,114	3,004,467
End of period*	$ 9,391,932	$ 16,447,592	$ 3,986,053	$ 10,399,552	$ 1,011,569	$ 2,492,114
* Includes undistributed net investment
income (loss) at end of period	$ (126,720)	$ -	$ (595,165)	$ -	$ 873	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Investment Quality Bond		Municipal Bond		U.S. Government Money Market
	Portfolio		Portfolio		Portfolio
	For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended
	February 28, 2009	Year Ended	February 28, 2009	Year Ended	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008
Operations:
Net investment income (loss)	$ 183,914	$ 532,988	$ 44,230	$ 128,795	$ 23,233	$ 399,564
Net realized gain (loss) on investments	(240,512)	(7,839)	(1,500)	30,467	-	-
Net change in unrealized appreciation
(depreciation) on investments	18,768	234,650	(68,767)	(20,553)	-	-
Net increase (decrease) in net assets
resulting from operations	(37,830)	759,799	(26,037)	138,709	23,233	399,564

Distributions to Shareholders:
Net Realized Gains:
Class I	-	-	(27,387)	(24,075)	-	-
Class A	-	-	(466)	-	-	-
Class B	-	-	(583)	(331)	-	-
Class C	-	-	(3,645)	(2,025)	-	-
Net Investment Income:
Class I	(182,700)	(505,867)	(42,323)	(118,836)	(27,606)	(379,757)
Class A	(592)	(1,639)	(365)	(16)	(47)	(870)
Class B	(497)	(2,326)	(491)	(1,208)	(121)	(4,115)
Class C	(5,125)	(18,380)	(3,051)	(7,459)	(450)	(10,030)
Total Dividends and Distributions
to Shareholders	(188,914)	(528,212)	(78,311)	(153,950)	(28,224)	(394,772)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	2,156,147	2,568,120	943,612	704,528	12,271,995	22,533,929
Class A	9,590	291	40,103	748	83,062	8,662
Class B	-	3,575	-	-	-	100,932
Class C	64,900	70,824	680	24,361	219,813	217,554
Reinvestment of dividends
and distributions
Class I	179,016	496,371	67,575	135,264	27,434	377,322
Class A	449	1,204	815	-	20	339
Class B	502	2,336	1,074	1,540	116	3,913
Class C	5,002	18,193	6,696	9,485	449	10,028
Redemption fee proceeds
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Cost of shares redeemed
Class I	(1,295,536)	(3,836,970)	(928,423)	(1,933,082)	(11,075,731)	(12,341,418)
Class A	(504)	(601)	-	-	(24)	(4,161)
Class B	(7,634)	(38,020)	-	(1,867)	(8,908)	(125,352)
Class C	(94,573)	(146,299)	(570)	(10,600)	(86,006)	(259,913)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	1,017,359	(860,976)	131,562	(1,069,623)	1,432,220	10,521,835

Total Increase (Decrease) in Net Assets	790,615	(629,389)	27,214	(1,084,864)	1,427,229	10,526,627

Net Assets:
Beginning of period	14,136,556	14,765,945	3,466,242	4,551,106	27,198,556	16,671,929
End of period*	$ 14,927,171	$ 14,136,556	$ 3,493,456	$ 3,466,242	$ 28,625,785	$ 27,198,556
* Includes undistributed net investment
income (loss) at end of period	$ (224)	$ 4,776	$ (1,147)	$ 853	$ (199)	$ 4,792

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2009 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Trust commenced investment operations on September 2, 1994.  The Trust consists of twelve portfolios: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio and the U.S. Government Money Market Portfolio (collectively, the “Portfolios”).  Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager. Each of the Portfolios is provided with the discretionary advisory services of an investment adviser identified, retained, supervised and compensated by the Manager.  The following serve as advisers (the “Advisers”) to their respective Portfolio(s): Oppenheimer Capital, LLC serves as Adviser to the Municipal Bond and International Equity; Loomis, Sayles & Co., L.P. serves as Adviser to Energy & Basic Materials, Financial Services and Large Capitalization Growth; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Fox Asset Management, LLC serves as Adviser to Small Capitalization and Investment Quality Bond; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology; Columbus Circle Investors serves as Adviser to Technology & Communications; M.D. Sass Investors Services, Inc. serves as Adviser to Large Capitalization Value; and Reich & Tang Asset Management LLC serves as Adviser to U.S. Government Money Market.  Gemini Fund Services, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.   Northern Lights Distributors, LLC (the “Distributor”) is the Trust’s Distributor, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.

    The Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio and the Financial Services Portfolio are non-diversified portfolios.   The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio and the U.S. Government Money Market Portfolio are diversified portfolios.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital

     Currently, each Portfolio offers Class A, Class B, Class C and Class I shares (the Trust has suspended sales of Class B shares with certain exceptions).   Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class I shares approximately eight years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   To discourage short-term trading and offset brokerage commissions, market impact and other costs associated with short-term trading, the Portfolios, excluding the U.S. Government Money Market Portfolio, charge a 2% fee on the value of shares that are redeemed within 30 days of purchase.   Such fees are paid directly to the Portfolio from which the redemption is made.   Please see the Trust’s prospectus for additional details.

     The following is a summary of significant accounting policies consistently followed by each Portfolio:

(a)Valuation of Investments

     Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.   Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.   The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 28, 2009 (Unaudited) (Continued)

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  In accordance with SFAS 157, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are summaries of the inputs used as of February 28, 2009 in valuing the Funds assets carried at fair value:

Large Capitalization Value
Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	12,689,126
Level 2 – Other Significant Observable Inputs	8,649
Level 3 – Significant Unobservable Inputs	-
Total	12,697,775

Large Capitalization Growth
Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	18,484,039
Level 2 – Other Significant Observable Inputs	1,636,234
Level 3 – Significant Unobservable Inputs	-
Total	20,120,273

Mid Capitalization
Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	9,168,164
Level 2 – Other Significant Observable Inputs	640,606
Level 3 – Significant Unobservable Inputs	-
Total	9,808,770

Small Capitalization
Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	6,065,835
Level 2 – Other Significant Observable Inputs	709,922
Level 3 – Significant Unobservable Inputs	-
Total	6,775,757

International Equity
Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	4,591,665
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	4,591,665

Health & Biotechnology
Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	13,281,365
Level 2 – Other Significant Observable Inputs	20,583
Level 3 – Significant Unobservable Inputs	-
Total	13,301,948

Technology & Communications
Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	8,873,153
Level 2 – Other Significant Observable Inputs	255,428
Level 3 – Significant Unobservable Inputs	-
Total	9,128,581

NOTES TO FINANCIAL STATEMENTS

     Six Months Ended February 28, 2009 (Unaudited) (Continued)

The following are summaries of the inputs used as of February 28, 2009 in valuing the Funds assets carried at fair value:

Energy & Basic Materials
Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	3,905,461
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	3,905,461

Financial Services
Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	997,342
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	997,342

Investment Quality Bond
Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	382,267
Level 2 – Other Significant Observable Inputs	17,323,929
Level 3 – Significant Unobservable Inputs	-
Total	17,706,196

Municipal Bond
Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	404,315
Level 2 – Other Significant Observable Inputs	3,052,324
Level 3 – Significant Unobservable Inputs	-
Total	3,456,639

U.S. Government Money Market
Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	28,458,557
Level 3 – Significant Unobservable Inputs	-
Total	28,458,557

In March of 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), which is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s operation and financial position.   Management is currently evaluating the implications of SFAS 161, which is effective for fiscal years beginning after November 15, 2008.   The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(b) Federal Income Tax

     It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders.  Therefore, no federal income tax provision is required.

     Capital loss carry forwards, as of each Portfolio’s most recent tax year-end, available to offset future capital gains, if any, are as follows:

Portfolio	2009	2010	2011	2012	2014	2015	2016	Total
Large Capitalization Value	$ ---	$ ---	$ ---	$ ---	$ ---	$ ---	$ ---	$ ---
Large Capitalization Growth	---	---	9,654,252	---	---	---	---	9,654,252
Mid Capitalization	---	---	---	---	---	---	---	---
Small Capitalization	---	---	---	---	---	---	---	---
International Equity	---	---	2,172,690	---	---	---	---	2,172,690
Health & Biotechnology	24,684,685	45,692,720	43,129,921	---	677,231	---	---	114,184,557
Technology & Communications	231,195,432	22,516,089	771,148	---	---	---	---	254,482,669
Energy & Basic Materials	---	---	---	---	---	---	---	---
Financial Services	---	---	---	---	---	---	---	---
Investment Quality Bond	---	---	---	---	---	48,048	10,703	58,751
Municipal Bond	---	---	---	---	---	---	---	---
U.S. Government Money Market	---	---	---	751	---	---	---	751

NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 28, 2009 (Unaudited) (Continued)

     On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a portfolio’s tax returns.   These positions must meet a “more-likely-than-not” that, based on technical merits, has a more than 50% likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the fund must presume the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.   Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.

     FIN 48 requires the funds to analyze all open tax years as defined by the relevant Statute of Limitations for all major jurisdictions.   Open tax years are those that are open for exam by authorities.   The major tax authority for the funds is the Internal Revenue Service.   At February 28, 2009, three previous tax years are open: August 31, 2006 – August 31, 2008.   The funds have no examinations in progress.   The funds reviewed the year ended August 31, 2008 and concluded the adoption of FIN 48 resulted in no effect on the funds’ financial position or results of operations.   There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end August 31, 2008.   The funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.   FIN 48 was adopted by the Fund on August 31, 2007.

      (c) Security Transactions and Other Income

     Security transactions are recorded on the trade date.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

(d) Dividends and Distributions

     The following table summarizes each Portfolio’s dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communications	Annually	Annually
Energy & Basic Materials	Annually	Annually
Financial Services	Annually	Annually
Investment Quality Bond	Daily – paid monthly	Annually
Municipal Bond	Daily – paid monthly	Annually
U.S. Government Money Market	Daily – paid monthly	Annually

     Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

(e) Allocation of Expenses

     Expenses specifically attributable to a particular Portfolio are borne by that Portfolio.  Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

(f) Repurchase Agreements

     The Trust, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price.  The Manager is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price.  In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds toward satisfaction of the obligation.

(g) Other

     The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.   Actual results could differ from those estimates.

     The accounting records are maintained in U.S. dollars.   All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded.    In addition, certain of the Portfolios may enter into forward foreign currency contracts.   These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss.   Realized gains or losses are recognized when contracts are settled.

NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 28, 2009 (Unaudited) (Continued)

2.

MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio's average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; and 0.475% for U.S. Government Money Market.

     For the six months ended February 28, 2009, the Manager waived $32,664 for Technology & Communications, $7,716 for Energy & Basic Materials, $9,730 for Financial Services, $795 for Municipal Bond, and $38,310 for U.S. Government Money Market.

(b) Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

GFS also provides certain custody administration services enumerated in the Trust’s Custody Agreement with Bank of New York.  Under the Custody Agreement, the Trust pays an asset-based custody fee in decreasing amounts as Trust assets reach certain breakpoints, as well as certain transaction fees and out-of-pocket expenses. GFS receives a portion of these fees for performing custody administration services.   The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.   For the six months ended February 28, 2009, GFS received $63,849 from the Trust for custody administration services.

In addition, certain affiliates of GFS provide ancillary services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”)(formerly Fund Compliance Services, LLC), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended February 28, 2009, the Trust incurred expenses of $25,831 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Printing services prices vary according to available discounts.  For the six months ended February 28, 2009, the Trust paid GemCom $60,551 for EDGAR and printing services performed.

Certain officers of GFS and NLCS are also officers of the Trust.

     (c) The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A, B and C shares of the Portfolios.  The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares.   A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager or other entities for providing support services.  A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.    The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.   For the six months ended February 28, 2009, the Distributor waived $3,141 in fees for the U.S. Government Money Market Portfolio.

    Class A shares are offered at net asset value plus a maximum sales load of 5.75%.   Class B shares are offered subject to a maximum contingent deferred sales charge (“CDSC”) of 5.00% and will automatically convert to Class I shares after eight years.   Class C shares are offered subject to a CDSC of 1.00% and, prior to January 1, 2003, had been subject to a maximum sales load of 1.00%.   Class I shares are offered at net asset value.

     For the six months ended February 28, 2009, the Distributor, Northern Lights Distributors, LLC (“NLD”) received sales charges on sales of the Portfolios’ Class A shares.   In addition, CDSCs were paid to the Manager for Class C shares.   The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

	Distributor Sales Charges	CDSCs
Portfolio	Class A	Class C
Large Capitalization Value	$ 497	$ 38
Large Capitalization Growth	---	109
Mid Capitalization	23	2
Small Capitalization	---	1
International Equity	---	2
Health & Biotechnology	38	2
Technology & Communications	140	1
Energy & Basic Materials	382	---
Financial Services	---	---
Investment Quality Bond	---	2
Municipal Bond	---	---
U.S. Government Money Market	---	2

NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 28, 2009 (Unaudited) (Continued)

(d) The Trust and the Manager have entered into an Excess Expense Agreement (the “Expense Agreement”).  In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”).  The annual expense caps in effect at February 28, 2009 for each portfolio were:  3.00%, 3.60%, 3.60% and 2.60% for Class A, B, C and I shares respectively, of Large Capitalization Value, Large Capitalization Growth,  Mid Capitalization, and Small Capitalization; 3.30%, 3.90%, 3.90% and 2.90% for Class A, B, C and I shares, respectively, of International Equity; 2.30%, 2.90%, 2.90% and 1.90% for Class A, B, C and I shares, respectively, of Investment Quality Bond and Municipal Bond; 2.15%, 2.75%, 2.75% and 1.75% for Class A, B, C and I shares, respectively, of U.S. Government Money Market; 3.40%, 4.00%, 4.00% and 3.00% for Class A, B, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services.  The annual expense caps in effect at August 31, 2008 for each portfolio were:  2.40%, 3.00%, 3.00% and 2.00% for Class A, B, C and I shares respectively, of Large Capitalization Value, Large Capitalization Growth,  Mid Capitalization, and Small Capitalization; 2.70%, 3.30%, 3.30% and 2.30% for Class A, B, C and I shares, respectively, of International Equity; 1.80%, 2.40%, 2.40% and 1.40% for Class A, B, C and I shares, respectively, of Investment Quality Bond and Municipal Bond; 1.65%, 2.25%, 2.25% and 1.25% for Class A, B, C and I shares, respectively, of U.S. Government Money Market; 2.70%, 3.30%, 3.30% and 2.30% for Class A, B, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services.  Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement for up to three years from the date the fee or expense was incurred.   No reimbursement will be made if it would result in the portfolio exceeding its Expense Cap.   The Expense Agreement may be terminated by either party, without penalty, upon receipt of 60 days prior notice.  For the six months ended February 28, 2009, no reimbursement payments were made to the Manager under the terms of the Expense Agreement.

(e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement under which, certain portfolio expenses could be paid by such broker or rebates could be given to each participating Portfolio.   For the six months ended February 28, 2009, the amount received by the participating Portfolios under this arrangement was as follows: Large Capitalization Value, $29,489; Large Capitalization Growth, $3,271; Mid Capitalization, $606; Small Capitalization, $230; International Equity, $2,981; Health & Biotechnology, $1,488; Technology & Communications, $2,320; Energy & Basic Materials, $816; Financial Services, $154; and Municipal Bond $1,186.

3.

INVESTMENT TRANSACTIONS

     (a) For the six months ended February 28, 2009, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios’ were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$3,798,977	$6,696,275
Large Capitalization Growth	22,893,406	24,819,443
Mid Capitalization	5,828,300	6,703,713
Small Capitalization	4,239,783	4,736,544
International Equity	2,234,666	2,887,075
Health & Biotechnology	2,192,576	2,461,177
Technology & Communications	13,063,152	14,830,977
Energy & Basic Materials	3,410,132	4,956,911
Financial Services	771,847	1,106,492
Investment Quality Bond	2,792,384	1,368,281
Municipal Bond	200,000	198,500

      (b) Certain Portfolios may enter into options contracts.  An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time.  Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

      Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily.  When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid.  When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.  When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

      Certain Portfolios may write covered call options.  This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

      When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily.  When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received.  When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

      The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

      The Portfolios may enter into options for hedging purposes.  The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

NOTES TO FINANCIAL STATEMENTS

    Six Months Ended February 28, 2009 (Unaudited) (Continued)

4. AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $.01 par value per share. For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares
	Six Months Ended February 28, 2009	Year Ended August 31, 2008	Six Months Ended February 28, 2009	Year Ended August 31, 2008
Large Capitalization Value
Issued	137,817	238,449	10,098	--
Redeemed	(214,520)	(556,550)	(8,890)	(81)
Reinvested from Dividends	44,250	244,888	125	168
Net Increase (Decrease) in Shares	(32,453)	(73,213)	1,333	87
Large Capitalization Growth
Issued	180,900	695,293	2,467	3,278
Redeemed	(306,965)	(844,706)	(1,659)	(1,495)
Reinvested from Dividends	6,123	--	12	--
Net Increase (Decrease) in Shares	(119,942)	(149,413)	820	1,783
Mid Capitalization
Issued	150,822	458,341	5,120	2,709
Redeemed	(256,350)	(266,980)	(12,759)	(56,772)
Reinvested from Dividends	--	94,119	--	26,900
Net Increase (Decrease) in Shares	(105,528)	285,480	(7,639)	(27,163)
Small Capitalization
Issued	210,805	144,366	2,880	123
Redeemed	(324,728)	(476,309)	(3,103)	(20)
Reinvested from Dividends	175,510	330,840	500	18
Net Increase (Decrease) in Shares	61,587	(1,103)	277	121
International Equity
Issued	44,163	102,006	346	4,178
Redeemed	(110,034)	(343,442)	(5,089)	(1,489)
Reinvested from Dividends	15,191	8,986	22	7
Net Increase (Decrease) in Shares	(50,680)	(232,450)	(4,721)	2,696
Health & Biotechnology
Issued	157,675	518,808	4,413	18,821
Redeemed	(69,056)	(93,433)	(48,294)	(124,861)
Net Increase (Decrease) in Shares	88,619	425,375	(43,881)	(106,040)
Technology & Communications
Issued	73,288	617,479	4,506	189,438
Redeemed	(94,294)	(206,072)	(82,750)	(291,228)
Net Increase (Decrease) in Shares	(21,006)	411,407	(78,244)	(101,790)
Energy & Basic Materials
Issued	39,077	76,271	5,386	66,524
Redeemed	(25,990)	(59,689)	(62,746)	(150,533)
Reinvested from Dividends	94,165	35,041	85,692	82,684
Net Increase (Decrease) in Shares	107,252	51,623	28,332	(1,325)
Financial Services
Issued	34,419	88,130	263	66,762
Redeemed	(38,832)	(57,222)	(20,714)	(41,133)
Reinvested from Dividends	--	12,742	--	4,536
Net Increase (Decrease) in Shares	(4,413)	43,650	(20,451)	30,165
Investment Quality Bond
Issued	221,500	259,069	1,006	29
Redeemed	(132,737)	(386,334)	(51)	(60)
Reinvested from Dividends	18,435	45,184	46	108
Net Increase (Decrease) in Shares	107,198	(82,081)	1,001	77
Municipal Bond
Issued	101,523	70,459	4,345	74
Redeemed	(97,800)	(192,760)	--	--
Reinvested from Dividends	7,224	12,567	88	--
Net Increase (Decrease) in Shares	10,947	(109,734)	4,433	74
U.S. Government Money Market
Issued	12,271,995	22,532,013	83,062	8,662
Redeemed	(11,075,732)	(12,328,254)	(24)	(4,161)
Reinvested from Dividends	27,434	354,448	20	323
Net Increase (Decrease) in Shares	1,223,697	10,558,207	83,058	4,824

NOTES TO FINANCIAL STATEMENTS

    Six Months Ended February 28, 2009 (Unaudited) (Continued)

	Class B Shares		Class C Shares
	Six Months Ended February 28, 2009	Year Ended August 31, 2008	Six Months Ended February 28, 2009	Year Ended August 31, 2008
Large Capitalization Value
Issued	---	59	5,828	12,677
Redeemed	(8,128)	(39,349)	(10,129)	(26,085)
Reinvested from Dividends	490	7,206	2,261	11,751
Net Increase (Decrease) in Shares	(7,638)	(32,084)	(2,040)	(1,657)
Large Capitalization Growth
Issued	---	511	5,994	18,720
Redeemed	(692)	(1,641)	(8,821)	(22,666)
Reinvested from Dividends	---	---	4	---
Net Increase (Decrease) in Shares	(692)	(1,130)	(2,823)	(3,946)
Mid Capitalization
Issued	774	495	6,360	3,988
Redeemed	(25,652)	(141,203)	(14,076)	(14,579)
Reinvested from Dividends	---	13,487	---	5,456
Net Increase (Decrease) in Shares	(24,878)	(127,221)	(7,716)	(5,135)
Small Capitalization
Issued	---	2	7,435	2,702
Redeemed	(3,530)	(17,250)	(9,395)	(20,763)
Reinvested from Dividends	2,233	6,603	11,100	17,007
Net Increase (Decrease) in Shares	(1,297)	(10,645)	9,140	(1,054)
International Equity
Issued	---	--	1,071	2,394
Redeemed	(633)	(4,070)	(8,422)	(10,793)
Reinvested from Dividends	82	--	763	15
Net Increase (Decrease) in Shares	(551)	(4,070)	(6,588)	(8,384)
Health & Biotechnology
Issued	---	951	709	3,118
Redeemed	(124,183)	(620,033)	(17,999)	(38,203)
Net Increase (Decrease) in Shares	(124,183)	(619,082)	(17,290)	(35,085)
Technology & Communications
Issued	---	6,729	1,251	16,682
Redeemed	(56,651)	(598,445)	(6,158)	(24,325)
Net Increase (Decrease) in Shares	(56,651)	(591,716)	(4,907)	(7,643)
Energy & Basic Materials
Issued	1,681	213	3,426	2,144
Redeemed	(37,806)	(50,889)	(1,597)	(2,875)
Reinvested from Dividends	29,328	26,792	4,870	2,265
Net Increase (Decrease) in Shares	(6,797)	(23,884)	6,699	1,534
Financial Services
Issued	---	--	439	2,456
Redeemed	(18,099)	(34,961)	(1,588)	(5,380)
Reinvested from Dividends	---	5,306	---	803
Net Increase (Decrease) in Shares	(18,099)	(29,655)	(1,149)	(2,121)
Investment Quality Bond
Issued	---	366	6,521	7,166
Redeemed	(781)	(3,784)	(9,621)	(14,726)
Reinvested from Dividends	52	215	515	1,640
Net Increase (Decrease) in Shares	(729)	(3,203)	(2,585)	(5,920)
Municipal Bond
Issued	---	--	72	2,372
Redeemed	---	(185)	(60)	(1,047)
Reinvested from Dividends	115	141	716	866
Net Increase (Decrease) in Shares	115	(44)	728	2,191
U.S. Government Money Market
Issued	---	100,933	219,813	217,554
Redeemed	(8,908)	(125,352)	(86,006)	(259,913)
Reinvested from Dividends	116	3,809	449	9,644
Net Increase (Decrease) in Shares	(8,792)	(20,610)	134,256	(32,715)

NOTES TO FINANCIAL STATEMENTS

    Six Months Ended February 28, 2009 (Unaudited) (Continued)

5.   SECURITIES LENDING

     Under an agreement with the Bank of New York Co., Inc. (“BONY”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees.    Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures.   A portion of the income generated by the investment in the collateral, net of any rebates paid by BONY to the borrowers, is remitted to BONY as lending agent, and the remainder is paid to the Portfolios.   Generally, in the event of a counter-party default, each Portfolio has the right to use the collateral to offset the losses incurred.   There would be a potential loss to a Portfolio in the event such Portfolio is delayed or prevented from exercising its right to dispose of the collateral.

    At February 28, 2009, the following portfolios had securities on loan:

Portfolio	Market Value of Loaned Securities	Market Value of Collateral
Large Capitalization Value	8,208	8,649
Large Capitalization Growth	1,600,981	1,636,234
Mid Capitalization	612,633	640,606
Small Capitalization	688,248	709,922
Health & Biotechnology	18,975	20,583
Technology & Communications	250,852	255,428
Investment Quality Bond	2,911,942	2,975,226

  At February 28, 2009, the percentage of total investment income derived from the investment of cash collateral retained by the lending agent, BONY, was as follows:

Portfolio	Percentage of Total Investment Income
Large Capitalization Value	3.21%
Large Capitalization Growth	0.23%
Mid Capitalization	1.33%
Small Capitalization	1.99%
Health & Biotechnology	0.34%
Technology & Communications	2,52%
Investment Quality Bond	0.50%

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

    The tax character of dividends paid during the period ended August 31, 2008 was as follows:

Portfolio	Ordinary Income	Tax Exempt Income	Long Term Capital Gains	Total
Large Capitalization Value	$ 275,002	$ ---	$ 4,333,466	$ 4,608,468
Large Capitalization Growth	---	---	---	---
Mid Capitalization	870,218	---	442,234	1,312,452
Small Capitalization	409,281	---	2,822,746	3,232,027
International Equity	137,001	---	---	137,001
Health & Biotechnology	---	---	---	---
Technology & Communications	---	---	---	---
Energy & Basic Materials	---	---	4,173,278	4,173,278
Financial Services	6,301	---	245,377	251,678
Investment Quality Bond	528,212	---	---	528,212
Municipal Bond	10,751	126,900	16,299	153,950
U.S. Government Money Market	394,772	---	---	394,772

    The tax character of dividends paid during the period ended August 31, 2007 was as follows:

Portfolio	Ordinary Income	Tax Exempt Income	Long Term Capital Gains	Total
Large Capitalization Value	$245,957	$---	$---	$245,957
Large Capitalization Growth	---	---	---	---
Mid Capitalization	---	---	3,879,650	3,879,650
Small Capitalization	---	---	3,187,326	3,187,326
International Equity	32,923	---	---	32,923
Health & Biotechnology	---	---	---	---
Technology & Communications	---	---	---	---
Energy & Basic Materials	---	---	351,523	351,523
Financial Services	440,470	---	140,742	581,212
Investment Quality Bond	511,975	---	---	511,975
Municipal Bond	3,578	150,499	7,123	161,200
U.S. Government Money Market	694,696	---	---	694,696

NOTES TO FINANCIAL STATEMENTS

    Six Months Ended February 28, 2009 (Unaudited) (Continued)

    As a result of capital loss carry forward limitations, net operating losses, unrealized appreciation (depreciation) from acquired funds and other reclassifications as of the Portfolios’ most recent tax year-ends, paid in capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments and foreign currency transactions were adjusted as follows:

Portfolio	Increase (Decrease) in Paid in Capital	Increase (Decrease) in Undistributed Net Investment Income (Loss)	Increase (Decrease) in Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	Increase (Decrease) in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions
Large Capitalization Value	$ ---	$ ---	$ ---	$ ---
Large Capitalization Growth	---	---	---	---
Mid Capitalization	(242,610)	78,847	163,763	---
Small Capitalization	---	(18,120)	32,920	(14,800)
International Equity	---	---	---	---
Health & Biotechnology	(446,951)	371,447	75,504	---
Technology & Communications	(388,810)	389,004	(194)	---
Energy & Basic Materials	---	216,373	(216,373)	---
Financial Services	14,800	4,455	(19,255)	---
Investment Quality Bond	---	---	---	---
Municipal Bond	---	(423)	423	---
U.S. Government Money Market	---	---	---	---

Net assets were unaffected by the above reclassifications.

                                                                                As of each of the Portfolio’s tax year-end, the components of distributable earnings on a tax basis were as follows:

Portfolio	Capital Loss Carryforwards	Undistributed Long Term Capital Gains	Post October Loss Deferrals	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Unrealized Appreciation (Depreciation)	Total
Large Capitalization Value	$ ---	$ ---	$(11,026,229)	$ 369,309	$ ---	$ (380,212)	$(11,037,132)
Large Capitalization Growth	(9,654,252)	---	---	61,241	---	3,212,290	(6,380,721)
Mid Capitalization	---(a)	---	---	---	---	(90,515)	(90,515)
Small Capitalization	---	1,070,875	---	3,487	---	1,565,854	2,640,216
International Equity	(2,172,690)	---	---	121,229	---	(1,228,904)	(3,280,365)
Health & Biotechnology	(114,184,557)(b)	---	---	---	---	(1,277,700)	(115,462,257)
Technology & Communications	(254,482,669)(c)	---	---	---	---	2,113,738	(252,368,931)
Energy & Basic Materials	---	1,211,728	---	569,264	---	849,000	2,629,992
Financial Services	---	---	(235,434)	---	---	(314,308)	(549,742)
Investment Quality Bond	(58,751)	---	---	4,776	---	260,957	206,982
Municipal Bond	---	29,854	---	853	---	(7,911)	22,796
U.S. Government Money Market	(751)	---	---	4,792	---	---	4,041

     The difference between book basis and tax basis distributable earnings, if any, is due primarily to different book/tax treatment of foreign currency gains and losses and short-term capital gains, the tax deferral of losses on wash sales and the tax deferral of losses incurred after October 31.

(a)

 For the Mid Capitalization Portfolio, $869,160 of capital loss carryover related to the acquisition of the Orbitex Growth Fund is remaining to be recognized over the next two years.  This amount is subject to an annual limitation of $434,580 under tax rules.

(b)

For the Health & Biotechnology Portfolio, $778,014 and $366,706 of capital loss carryover related to the acquisition of the Orbitex Medical Sciences Fund and Orbitex Life Sciences Fund, respectively, is remaining to be recognized over the next two years.  This amount is subject to annual limitations of $389,007 and $183,353 for the Orbitex Medical Sciences Fund and Orbitex Life Sciences Fund, respectively, under tax rules.

(c)

For the Technology & Communications Portfolio, $780,592 of capital loss carryover related to the acquisition of the Orbitex Emerging Technology Fund is remaining to be recognized over the next two years.  This amount is subject to annual limitations of $390,296 under tax rules.

7.   INVESTMENT IN RESTRICTED SECURITIES

     Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Portfolio may invest in restricted securities that are consistent with a Portfolio’s investment objective and investment strategies.  A Portfolio will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Portfolio’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Portfolio or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of February 28, 2009, the U.S. Government Money Market Portfolio was invested in the following restricted securities:

Security	Acquisition Date	Principal	Cost	Value	% of Net Assets
Bank of America, To Yield 1.186%, 2/5/10	2/5/2009	$1,000,000	$1,000,000	$1,000,000	3.50%

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class A Shares
	(Unaudited)
	Six Months			February 14,
	Ended	Year Ended	Year Ended	2006 (2) to
	February 28,	August 31,	August 31,	August 31,
	2009(1)	2008(1)	2007(1)	2006(1)
Net Asset Value, Beginning of Period	$ 12.94	$ 21.88	$ 20.10	$ 19.43
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.03)	0.14	0.06	0.03
Net realized and unrealized gain (loss)	(5.42)	(6.43)	1.82	0.64
Total from investment operations	(5.45)	(6.29)	1.88	0.67
Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.09)	(0.10)	-
Distributions from realized gains	-	(2.56)	-	-
Total dividends and distributions	(0.21)	(2.65)	(0.10)	-

Net Asset Value, End of Period	$ 7.28	$ 12.94	$ 21.88	$ 20.10

Total Return*	(42.21)%	(31.76)%	9.33%	3.45%
Ratios and Supplemental Data:
Net assets, end of period	$ 20,850	$ 19,809	$ 31,586	$ 2,975
Ratio of net operating expenses to
average net assets (3)	2.51%	1.92%	1.83%	1.92%
Ratio of net investment income (loss) to
average net assets (3)	(0.59)%	0.86%	0.23%	0.30%
Portfolio Turnover Rate	27%	182%	66%	49%
	Large Cap Growth Portfolio - Class A Shares
	(Unaudited)
	Six Months			February 14,
	Ended	Year Ended	Year Ended	2006 (2) to
	February 28,	August 31,	August 31,	August 31,
	2009(1)	2008(1)	2007(1)	2006(1)
Net Asset Value, Beginning of Period	$ 17.07	$ 17.17	$ 13.79	$ 16.46
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.08)	(0.11)	(0.23)	(0.12)
Net realized and unrealized gain (loss)	(7.59)	0.01	3.61	(2.55)
Total from investment operations	(7.67)	(0.10)	3.38	(2.67)
Dividends and Distributions:
Dividends from net investment income	(0.02)	-	-	-
Distributions from realized gains	-	-	-	-
Total dividends and distributions	(0.02)	-	-	-

Net Asset Value, End of Period	$ 9.38	$ 17.07	$ 17.17	$ 13.79

Total Return*	(44.91)%	(0.58)%	24.51%	(16.22)%
Ratios and Supplemental Data:
Net assets, end of period	$ 32,801	$ 45,672	$ 15,332	$ 5,711
Ratio of net operating expenses to
average net assets (3)	2.37%	1.69%	1.93%	1.99%
Ratio of net investment income (loss) to
average net assets (3)	(1.46)%	(0.58)%	(1.47)%	(1.45)%
Portfolio Turnover Rate	99%	167%	104%	125%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Small Cap Portfolio - Class A Shares
	(Unaudited)
	Six Months				February 14,
	Ended		Year Ended	Year Ended	2006 (2) to
	February 28,		August 31,	August 31,	August 31,
	2009(1)		2008(1)	2007(1)	2006(1)
Net Asset Value, Beginning of Period	$ 8.96		$ 12.07	$ 13.03	$ 12.84
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.00)	**	(0.01)	(0.03)	(0.05)
Net realized and unrealized gain (loss)	(3.68)		(0.33)	1.58	0.24
Total from investment operations	(3.68)		(0.34)	1.55	0.19
Dividends and Distributions:
Dividends from net investment income	-		-	-	-
Distributions from realized gains	(0.86)		(2.77)	(2.51)	-
Total dividends and distributions	(0.86)		(2.77)	(2.51)	-

Net Asset Value, End of Period	$ 4.42		$ 8.96	$ 12.07	$ 13.03

Total Return*	(42.67)%		(2.94)%	12.94%	1.48%
Ratios and Supplemental Data:
Net assets, end of period	$ 2,101		$ 1,776	$ 935	$ 2,944
Ratio of net operating expenses to
average net assets (3)	2.63%		2.09%	1.72%	2.25%
Ratio of net investment income (loss) to
average net assets (3)	(0.02)%		(0.15)%	(0.23)%	(0.67)%
Portfolio Turnover Rate	51%		58%	42%	35%
	International Equity Portfolio - Class A Shares
	(Unaudited)
	Six Months				February 14,
	Ended		Year Ended	Year Ended	2006 (2) to
	February 28,		August 31,	August 31,	August 31,
	2009(1)		2008(1)	2007(1)	2006(1)
Net Asset Value, Beginning of Period	$ 12.22		$ 14.78	$ 13.01	$ 12.05
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.04)		0.17	0.07	0.07
Net realized and unrealized gain (loss)	(5.55)		(2.58)	1.70	0.89
Total from investment operations	(5.59)		(2.41)	1.77	0.96
Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.15)	-	-
Distributions from realized gains	-		-	-	-
Total dividends and distributions	(0.14)		(0.15)	-	-

Net Asset Value, End of Period	$ 6.49		$ 12.22	$ 14.78	$ 13.01

Total Return*	(45.93)%		(16.48)%	13.60%	7.97%
Ratios and Supplemental Data:
Net assets, end of period	$ 7,973		$ 72,722	$ 48,085	$ 7,885
Ratio of net operating expenses to
average net assets (3)	2.45%		2.31%	2.35%	2.31%
Ratio of net investment income (loss) to
average net assets (3)	(0.98)%		1.18%	(0.20)%	0.98%
Portfolio Turnover Rate	35%		70%	83%	69%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class A Shares
	(Unaudited)
	Six Months				February 14,
	Ended		Year Ended	Year Ended	2006 (2) to
	February 28,		August 31,	August 31,	August 31,
	2009(1)		2008(1)	2007(1)	2006(1)
Net Asset Value, Beginning of Period	$ 9.94		$ 10.00	$ 10.19	$ 10.22
Income (Loss) from Investment Operations:
Net investment income (loss)	0.12		0.29	0.24	0.00	**
Net realized and unrealized gain (loss)	(0.16)		(0.11)	(0.18)	(0.03)
Total from investment operations	(0.04)		0.18	0.06	(0.03)
Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.18)	(0.24)	(0.00)	**
Distributions from realized gains	(0.11)		(0.06)	(0.01)	-
Total dividends and distributions	(0.33)		(0.24)	(0.25)	-

Net Asset Value, End of Period	$ 9.57		$ 9.94	$ 10.00	$ 10.19

Total Return*	(1.39)%		1.82%	(1.62)%	(0.29)%
Ratios and Supplemental Data:
Net assets, end of period	$ 43,151		$ 749	$ 10	$ 10
Ratio of net operating expenses to
average net assets (3)(4)	2.11%		1.80%	1.80%	1.80%
Ratio of net investment income (loss) to
average net assets (3)	2.41%		2.88%	2.80%	0.00%
Portfolio Turnover Rate	7%		3%	33%	19%
	U.S. Government Money Market Portfolio - Class A Shares
	(Unaudited)
	Six Months				February 14,
	Ended		Year Ended	Year Ended	2006 (2) to
	February 28,		August 31,	August 31,	August 31,
	2009(1)		2008(1)	2007(1)	2006(1)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss)	0.00	**	0.02		0.00	**
Net realized and unrealized gain (loss)	-		-	0.04	-
Total from investment operations	0.00	**	0.02	0.04	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	(0.02)	(0.04)	(0.00)	**
Distributions from realized gains	-		-	-	-
Total dividends and distributions	(0.00)	**	(0.02)	(0.04)	(0.00)	**

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00

Total Return*	0.10%		2.07%	3.22%	0.00%
Ratios and Supplemental Data:
Net assets, end of period	$ 127,332		$ 44,283	$ 39,425	$ 10
Ratio of net operating expenses to
average net assets (3)(5)	0.91%	(6)	1.25%	1.65%	1.65%
Ratio of net investment income (loss) to
average net assets (3)	0.11%		2.03%	4.07%	0.00%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Municipal Bond Portfolio: 2.11% for the six months ended February 28, 2009; 2.34% for the year ended August 31, 2008; 1.80% for the year ended August 31, 2007; and 1.80% for the year ended August 31, 2006.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 1.60% for the six months ended February 28, 2009; 1.71% for the year ended August 31, 2008; 1.78% for the year ended August 31, 2007; and 1.65% for the year ended August 31, 2006.

(6) During the six months ended February 28, 2009, the U.S. Government Money Market Portfolio incurred expenses associated with participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.   The ratio of net operating expenses to average daily net assets including these expenses was 1.00%.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Investment Quality Bond Portfolio - Class A Shares
	(Unaudited)
	Six Months				February 14,
	Ended	Year Ended		Year Ended	2006 (2) to
	February 28,	August 31,		August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)
Net Asset Value, Beginning of Period	$ 9.90	$ 9.75		$ 9.68	$ 9.65
Income (Loss) from Investment Operations:
Net investment income (loss)	0.10	0.32		0.28	0.00	**
Net realized and unrealized gain (loss)	(0.16)	0.15		0.07	0.03
Total from investment operations	(0.06)	0.47		0.35	0.03
Dividends and Distributions:
Dividends from net investment income	(0.10)	(0.32)		(0.28)	(0.00)	**
Distributions from realized gains	-	-		-	-
Total dividends and distributions	(0.10)	(0.32)		(0.28)	-

Net Asset Value, End of Period	$ 9.74	$ 9.90		$ 9.75	$ 9.68

Total Return*	(0.56)%	4.88%		3.05%	0.31%
Ratios and Supplemental Data:
Net assets, end of period	$ 59,838	$ 50,908		$ 49,271	$ 10
Ratio of net operating expenses to
average net assets (3)(5)	1.99%	1.80%	(4)	1.80%	1.80%
Ratio of net investment income (loss) to
average net assets (3)	2.13%	3.26%		3.01%	0.00%
Portfolio Turnover Rate	10%	39%		49%	35%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

(4) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 1.75% for the same period for the Investment Quality Bond Portfolio.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 1.99% for the six months ended February 28, 2009; 1.80% for the year ended August 31, 2008; 1.90% for the year ended August 31, 2007; and 1.80% for the year ended August 31, 2006.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Capitalization Portfolio - Class A Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 8.96	$ 10.12		$ 10.83	$ 12.82	$ 11.42	$ 10.38
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	(0.07)		(0.08)	(0.16)	(0.15)	(0.12)
Net realized and unrealized gain (loss)	(3.61)	(0.31)		1.88	0.02	2.93	1.16
Total from investment operations	(3.63)	(0.38)		1.80	(0.14)	2.78	1.04
Dividends and Distributions:
Dividends from net investment income	-	-		-	-	-	-
Distributions from realized gains	-	(0.78)		(2.51)	(1.85)	(1.38)	-
Total dividends and distributions	-	(0.78)		(2.51)	(1.85)	(1.38)	-

Net Asset Value, End of Period	$ 5.33	$ 8.96		$ 10.12	$ 10.83	$ 12.82	$ 11.42

Total Return*	(40.51)%	(3.91)%		18.64%	(1.24)%	24.97%	10.02%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 1,704	$ 2,934		$ 3,589	$ 3,669	$ 25,305	$ 23,842
Ratio of net operating expenses to
average net assets (2)	2.57%	1.83%	(3)	2.04%	2.30%	2.29%	2.25%
Ratio of net investment income (loss) to
average net assets (2)	(0.63)%	(0.71)%		(0.79)%	(1.32)%	(1.19)%	(1.05)%
Portfolio Turnover Rate	50%	89%		78%	130%	75%	76%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 1.80% for the same period for the Mid Capitalization Portfolio.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Health & Biotechnology Portfolio - Class A Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 14.10	$ 14.51		$ 13.27	$ 14.33	$ 12.50	$ 11.43
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.08)	(0.22)		(0.22)	(0.28)	(0.18)	(0.15)
Net realized and unrealized gain (loss)	(3.81)	(0.19)		1.46	(0.78)	2.01	1.22
Total from investment operations	(3.89)	(0.41)		1.24	(1.06)	1.83	1.07
Dividends and Distributions:
Dividends from net investment income	-	-		-	-	-	-
Distributions from realized gains	-	-		-	-	-	-
Total dividends and distributions	-	-		-	-	-	-

Net Asset Value, End of Period	$ 10.21	$ 14.10		$ 14.51	$ 13.27	$ 14.33	$ 12.50

Total Return*	(27.59)%	(2.83)%		9.34%	(7.40)%	14.64%	9.36%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 4,342	$ 6,616		$ 8,352	$ 10,079	$ 15,160	$ 19,718
Ratio of net operating expenses to
average net assets (2)(4)	2.81%	2.70%	(3)	2.53%	2.70%	2.70%	2.70%
Ratio of net investment income (loss) to
average net assets (2)	(1.45)%	(1.57)%		(1.55)%	(2.00)%	(1.40)%	(1.23)%
Portfolio Turnover Rate	14%	15%		25%	16%	111%	65%

	Technology & Communications Portfolio - Class A Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 8.88	$ 9.78		$ 7.37	$ 7.48	$ 5.70	$ 6.69
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.08)	(0.19)		(0.18)	(0.18)	(0.13)	(0.17)
Net realized and unrealized gain (loss)	(3.26)	(0.71)		2.59	0.07	1.91	(0.82)
Total from investment operations	(3.34)	(0.90)		2.41	(0.11)	1.78	(0.99)
Dividends and Distributions:
Dividends from net investment income	-	-		-	-	-	-
Distributions from realized gains	-	-		-	-	-	-
Total dividends and distributions	-	-		-	-	-	-

Net Asset Value, End of Period	$ 5.54	$ 8.88		$ 9.78	$ 7.37	$ 7.48	$ 5.70

Total Return*	(37.61)%	(9.20)%		32.70%	(1.47)%	31.23%	(14.80)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 4,270	$ 7,545		$ 9,305	$ 8,964	$ 11,791	$ 12,034
Ratio of net operating expenses to
average net assets (2)(6)	3.03%	2.70%	(5)	2.62%	2.70%	2.70%	2.70%
Ratio of net investment income (loss) to
average net assets (2)	(2.48)%	(2.00)%		(2.13)%	(2.28)%	(1.85)%	(2.46)%
Portfolio Turnover Rate	118%	314%		163%	99%	70%	53%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.38% for the same period for the Health & Biotechnology Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 2.81% for the six months ended February 28, 2009; 2.70% for the year ended August 31, 2008; 2.53% for the year ended August 31, 2007; 2.78% for the year ended August 31, 2006; 2.84% for the year ended August 31, 2005; and 2.77% for the year ended August 31, 2004.

(5) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.63% for the same period for the Technology & Communications Portfolio.

(6) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Technology & Communications Portfolio: 3.64% for the six months ended February 28, 2009; 2.70% for the year ended August 31, 2008; 2.62% for the year ended August 31, 2007; 3.13% for the year ended August 31, 2006; 3.10% for the year ended August 31, 2005; and 2.72% for the year ended August 31, 2004.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Energy & Basic Materials Portfolio - Class A Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,		August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)		2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 26.81		$ 34.07		$ 29.50	$ 27.16	$ 17.95	$ 14.52
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.07)		(0.50)		(0.53)	(0.45)	(0.34)	(0.19)
Net realized and unrealized gain (loss)	(13.68)		4.09		6.02	3.15	9.55	3.62
Total from investment operations	(13.75)		3.59		5.49	2.70	9.21	3.43
Dividends and Distributions:
Dividends from net investment income	(1.76)		-		-	-	-	-
Distributions from realized gains	(3.77)		(10.85)		(0.92)	(0.36)	-	-
Total dividends and distributions	(5.53)		(10.85)		(0.92)	(0.36)	-	-

Net Asset Value, End of Period	$ 7.53		$ 26.81		$ 34.07	$ 29.50	$ 27.16	$ 17.95

Total Return*	(52.09)%		10.26%		19.04%	9.95%	51.31%	23.62%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 1,621		$ 5,010		$ 6,419	$ 5,268	$ 2,817	$ 2,066
Ratio of net operating expenses to
average net assets (2)(4)	2.98%		2.70%	(3)	2.70%	2.70%	2.70%	2.70%
Ratio of net investment income (loss) to
average net assets (2)	(1.01)%		(1.64)%		(1.67)%	(1.48)%	(1.56)%	(1.20)%
Portfolio Turnover Rate	61%		139%		87%	34%	65%	88%

	Financial Services Portfolio - Class A Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,		August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)		2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 8.35		$ 11.86		$ 13.30	$ 12.54	$ 11.63	$ 11.02
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.00)	**	(0.02)		(0.12)	(0.02)	(0.16)	(0.15)
Net realized and unrealized gain (loss)	(4.40)		(2.34)		0.91	1.65	1.76	0.76
Total from investment operations	(4.40)		(2.36)		0.79	1.63	1.60	0.61
Dividends and Distributions:
Dividends from net investment income	-		-		-	-	-	-
Distributions from realized gains	-		(1.15)		(2.23)	(0.87)	(0.69)	-
Total dividends and distributions	-		(1.15)		(2.23)	(0.87)	(0.69)	-

Net Asset Value, End of Period	$ 3.95		$ 8.35		$ 11.86	$ 13.30	$ 12.54	$ 11.63

Total Return*	(52.69)%		(21.89)%		4.71%	13.21%	13.70%	5.54%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 300		$ 804		$ 784	$ 1,042	$ 1,073	$ 1,174
Ratio of net operating expenses to
average net assets (2)(5)	2.99%		2.70%		2.70%	2.70%	2.70%	2.70%
Ratio of net investment income (loss) to
average net assets (2)	(0.09)%		(0.23)%		(0.89)%	(0.13)%	(1.32)%	(1.27)%
Portfolio Turnover Rate	50%		87%		92%	159%	150%	199%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.63% for the same period for the Energy & Basic Materials Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC,  the ratios of net operating expenses to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 3.27% for the six months ended February 28, 2009; 2.70% for the year ended August 31, 2008; 2.71% for the year ended August 31, 2007; 2.81% for the year ended August 31, 2006; 3.34% for the year ended August 31, 2005; and 3.33% for the year ended August 31, 2004.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Financial Services  Portfolio: 4.43% for the six months ended February 28, 2009; 3.70% for the year ended August 31, 2008; 3.82% for the year ended August 31, 2007; 3.77% for the year ended August 31, 2006; 4.11% for the year ended August 31, 2005; 3.53% for the year ended August 31, 2004.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)	2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 11.90	$ 20.37	$ 18.79	$ 17.19	$ 15.68	$ 14.13
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.04)	0.01	(0.07)	(0.09)	(0.14)	(0.16)
Net realized and unrealized gain (loss)	(5.00)	(5.92)	1.71	1.69	1.65	1.71
Total from investment operations	(5.04)	(5.91)	1.64	1.60	1.51	1.55
Dividends and Distributions:
Dividends from net investment income	(0.19)	-	(0.06)	-	-	-
Distributions from realized gains	-	(2.56)	-	-	-	-
Total dividends and distributions	(0.19)	(2.56)	(0.06)	-	-	-

Net Asset Value, End of Period	$ 6.67	$ 11.90	$ 20.37	$ 18.79	$ 17.19	$ 15.68

Total Return*	(42.48)%	(32.16)%	8.70%	9.31%	9.63%	10.97%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 109	$ 286	$ 1,143	$ 2,123	$ 2,873	$ 2,942
Ratio of net operating expenses to
average net assets (2)	3.05%	2.58%	2.43%	2.52%	2.65%	2.73%
Ratio of net investment income (loss) to
average net assets (2)	(1.07)%	0.08%	(0.37)%	(0.49)%	(0.82)%	(1.01)%
Portfolio Turnover Rate	27%	182%	66%	49%	71%	92%

	Large Cap Growth Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)	2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 15.63	$ 15.82	$ 12.79	$ 13.40	$ 11.20	$ 12.15
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.11)	(0.12)	(0.30)	(0.29)	(0.25)	(0.23)
Net realized and unrealized gain (loss)	(6.93)	(0.07)	3.33	(0.32)	2.45	(0.72)
Total from investment operations	(7.04)	(0.19)	3.03	(0.61)	2.20	(0.95)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	-	-	-	-	-	-
Total dividends and distributions	-	-	-	-	-	-

Net Asset Value, End of Period	$ 8.59	$ 15.63	$ 15.82	$ 12.79	$ 13.40	$ 11.20

Total Return*	(45.04)%	(1.20)%	23.69%	(4.55)%	19.64%	(7.82)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 92	$ 178	$ 198	$ 313	$ 423	$ 344
Ratio of net operating expenses to
average net assets (2)	2.96%	2.28%	2.53%	2.59%	2.74%	2.66%
Ratio of net investment income (loss) to
average net assets (2)	(2.10)%	(0.73)%	(2.07)%	(2.04)%	(2.05)%	(1.93)%
Portfolio Turnover Rate	99%	167%	104%	125%	147%	129%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Capitalization Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 8.49	$ 9.69		$ 10.52	$ 12.55	$ 11.26	$ 10.30
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.04)	(0.12)		(0.14)	(0.22)	(0.21)	(0.18)
Net realized and unrealized gain (loss)	(3.42)	(0.30)		1.82	0.04	2.88	1.14
Total from investment operations	(3.46)	(0.42)		1.68	(0.18)	2.67	0.96
Dividends and Distributions:
Dividends from net investment income	-	-		-	-	-	-
Distributions from realized gains	-	(0.78)		(2.51)	(1.85)	(1.38)	-
Total dividends and distributions	-	(0.78)		(2.51)	(1.85)	(1.38)	-

Net Asset Value, End of Period	$ 5.03	$ 8.49		$ 9.69	$ 10.52	$ 12.55	$ 11.26

Total Return*	(40.75)%	(4.53)%		17.97%	(1.61)%	24.30%	9.32%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 111	$ 398		$ 1,687	$ 2,069	$ 3,075	$ 3,417
Ratio of net operating expenses to
average net assets (2)(4)	3.17%	2.51%	(3)	2.64%	3.00%	2.89%	2.85%
Ratio of net investment income (loss) to
average net assets (2)	(1.17)%	(1.36)%		(1.39)%	(1.98)%	(1.79)%	(1.65)%
Portfolio Turnover Rate	50%	89%		78%	130%	75%	76%

	Small Cap Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 7.42	$ 10.53		$ 11.73	$ 14.51	$ 12.22	$ 10.73
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	(0.07)		(0.10)	(0.19)	(0.23)	(0.16)
Net realized and unrealized gain (loss)	(3.01)	(0.27)		1.41	0.91	2.53	1.87
Total from investment operations	(3.03)	(0.34)		1.31	0.72	2.30	1.71
Dividends and Distributions:
Dividends from net investment income	-	-		-	-	-	-
Distributions from realized gains	(0.86)	(2.77)		(2.51)	(3.50)	(0.01)	(0.22)
Total dividends and distributions	(0.86)	(2.77)		(2.51)	(3.50)	(0.01)	(0.22)

Net Asset Value, End of Period	$ 3.53	$ 7.42		$ 10.53	$ 11.73	$ 14.51	$ 12.22

Total Return*	(42.78)%	(3.47)%		12.21%	5.97%	18.86%	16.05%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 46	$ 106		$ 262	$ 363	$ 432	$ 393
Ratio of net operating expenses to
average net assets (2)	3.09%	2.73%		2.32%	2.85%	2.85%	2.61%
Ratio of net investment income (loss) to
average net assets (2)	(0.80)%	(0.79)%		(0.86)%	(1.53)%	(1.68)%	(1.40)%
Portfolio Turnover Rate	51%	58%		42%	35%	17%	11%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.50% for the same period for the Mid Capitalization Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Mid Cap Portfolio:  3.17% for the six months ended February 28, 2009; 2.51% for the year ended August 31, 2008; 2.64% for the year ended August 31, 2007; 3.06% for the year ended August 31, 2006; 2.89% for the year ended August 31, 2005; and 2.85% for the year ended August 31, 2004.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	International Equity Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 11.37	$ 13.69		$ 12.14	$ 9.99	$ 8.33	$ 6.94
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	(0.04)		(0.01)	(0.08)	(0.04)	(0.06)
Net realized and unrealized gain (loss)	(5.21)	(2.28)		1.56	2.23	1.70	1.45
Total from investment operations	(5.23)	(2.32)		1.55	2.15	1.66	1.39
Dividends and Distributions:
Dividends from net investment income	(0.14)	-		-	-	-	-
Distributions from realized gains	-	-		-	-	-	-
Total dividends and distributions	(0.14)	-		-	-	-	-

Net Asset Value, End of Period	$ 6.00	$ 11.37		$ 13.69	$ 12.14	$ 9.99	$ 8.33

Total Return*	(46.15)%	(16.95)%		12.77%	21.52%	19.93%	20.03%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 25	$ 53		$ 120	$ 151	$ 150	$ 126
Ratio of net operating expenses to
average net assets (2)(3)	3.12%	2.97%		2.82%	2.91%	3.00%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(0.48)%	(0.27)%		(0.40)%	(0.73)%	(0.43)%	(0.94)%
Portfolio Turnover Rate	35%	70%		83%	69%	74%	183%

	Health & Biotechnology Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 13.29	$ 13.81		$ 12.69	$ 13.80	$ 12.11	$ 11.14
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.12)	(0.30)		(0.29)	(0.35)	(0.25)	(0.22)
Net realized and unrealized gain (loss)	(3.58)	(0.22)		1.41	(0.76)	1.94	1.19
Total from investment operations	(3.70)	(0.52)		1.12	(1.11)	1.69	0.97
Dividends and Distributions:
Dividends from net investment income	-	-		-	-	-	-
Distributions from realized gains	-	-		-	-	-	-
Total dividends and distributions	-	-		-	-	-	-

Net Asset Value, End of Period	$ 9.59	$ 13.29		$ 13.81	$ 12.69	$ 13.80	$ 12.11

Total Return*	(27.84)%	(3.77)%		8.83%	(8.04)%	13.95%	8.71%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 624	$ 2,516		$ 11,159	$ 15,518	$ 23,626	$ 28,932
Ratio of net operating expenses to
average net assets (2)(5)	3.38%	3.30%	(4)	3.13%	3.30%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(2.17)%	(2.26)%		(2.15)%	(2.60)%	(2.00)%	(1.83)%
Portfolio Turnover Rate	14%	15%		25%	16%	111%	65%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the International Equity Portfolio: 3.12% for the six months ended February 28, 2009; 2.97% for the year ended August 31, 2008; 2.82% for the year ended August 31, 2007; 2.91% for the year ended August 31, 2006; 3.00% for the year ended August 31, 2005; and 3.44% for the year ended August 31, 2004.

(4) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 3.08% for the same period for the Health & Biotechnology Portfolio.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 3.38% for the six months ended February 28, 2009; 3.30% for the year ended August 31, 2008; 3.13% for the year ended August 31, 2007; 3.38% for the year ended August 31, 2006; 3.44% for the year ended August 31, 2005; and 3.37% for the year ended August 31, 2004.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Technology & Communications Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 8.22	$ 9.20		$ 6.94	$ 7.09	$ 5.43	$ 6.41
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.09)	(0.24)		(0.22)	(0.21)	(0.16)	(0.20)
Net realized and unrealized gain (loss)	(3.02)	(0.74)		2.48	0.06	1.82	(0.78)
Total from investment operations	(3.11)	(0.98)		2.26	(0.15)	1.66	(0.98)
Dividends and Distributions:
Dividends from net investment income	-	-		-	-	-	-
Distributions from realized gains	-	-		-	-	-	-
Total dividends and distributions	-	-		-	-	-	-

Net Asset Value, End of Period	$ 5.11	$ 8.22		$ 9.20	$ 6.94	$ 7.09	$ 5.43

Total Return*	(37.83)%	(10.65)%		32.56%	(2.12)%	30.57%	(15.29)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 332	$ 999		$ 6,562	$ 8,097	$ 10,953	$ 11,674
Ratio of net operating expenses to
average net assets (2)(4)	3.58%	3.30%	(3)	3.22%	3.30%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(3.06)%	(2.64)%		(2.73)%	(2.88)%	(2.45)%	(3.06)%
Portfolio Turnover Rate	118%	314%		163%	99%	70%	53%

	Energy & Basic Materials Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 24.87	$ 32.47		$ 28.20	$ 26.14	$ 17.38	$ 14.15
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.10)	(0.64)		(0.67)	(0.60)	(0.45)	(0.28)
Net realized and unrealized gain (loss)	(12.67)	3.89		5.86	3.02	9.21	3.51
Total from investment operations	(12.77)	3.25		5.19	2.42	8.76	3.23
Dividends and Distributions:
Dividends from net investment income	(1.73)	-		-	-	-	-
Distributions from realized gains	(3.77)	(10.85)		(0.92)	(0.36)	-	-
Total dividends and distributions	(5.50)	(10.85)		(0.92)	(0.36)	-	-

Net Asset Value, End of Period	$ 6.60	$ 24.87		$ 32.47	$ 28.20	$ 26.14	$ 17.38

Total Return*	(52.24)%	9.57%		18.85%	9.26%	50.40%	22.83%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 295	$ 1,278		$ 2,444	$ 3,536	$ 3,922	$ 2,840
Ratio of net operating expenses to
average net assets (2)(6)	3.56%	3.30%	(5)	3.30%	3.30%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(1.62)%	(2.23)%		(2.27)%	(2.10)%	(2.15)%	(1.80)%
Portfolio Turnover Rate	61%	139%		87%	34%	65%	88%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.98% for the same period for the Technology & Communications Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Technology & Communications Portfolio: 4.21% for the six months ended February 28, 2009; 3.30% for the year ended August 31, 2008; 3.22% for the year ended August 31, 2007; 3.73% for the year ended August 31, 2006; 3.69% for the year ended August 31, 2005; and 3.32% for the year ended August 31, 2004.

(5) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 3.24% for the same period for the Energy & Basic Materials Portfolio.

(6) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 3.87% for the six months ended February 28, 2009; 3.30% for the year ended August 31, 2008; 3.31% for the year ended August 31, 2007; 3.41% for the year ended August 31, 2006; 3.93% for the year ended August 31, 2005; and 3.93% for the year ended August 31, 2004.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Financial Services Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 7.82	$ 11.26		$ 12.79	$ 12.15	$ 11.36	$ 10.83
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	(0.10)		(0.19)	(0.09)	(0.23)	(0.21)
Net realized and unrealized gain (loss)	(4.11)	(2.19)		0.89	1.60	1.71	0.74
Total from investment operations	(4.13)	(2.29)		0.70	1.51	1.48	0.53
Dividends and Distributions:
Dividends from net investment income	-	-		-	-	-	-
Distributions from realized gains	-	(1.15)		(2.23)	(0.87)	(0.69)	-
Total dividends and distributions	-	(1.15)		(2.23)	(0.87)	(0.69)	-

Net Asset Value, End of Period	$ 3.69	$ 7.82		$ 11.26	$ 12.79	$ 12.15	$ 11.36

Total Return*	(52.81)%	(22.48)%		4.13%	12.61%	12.94%	4.89%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 17	$ 177		$ 589	$ 894	$ 1,143	$ 1,815
Ratio of net operating expenses to
average net assets (2)(3)	3.49%	3.30%		3.30%	3.30%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(0.61)%	(1.03)%		(1.49)%	(0.74)%	(1.92)%	(1.87)%
Portfolio Turnover Rate	50%	87%		92%	159%	150%	199%

	Investment Quality Bond Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 9.90	$ 9.75		$ 9.68	$ 9.90	$ 10.17	$ 10.52
Income (Loss) from Investment Operations:
Net investment income (loss)	0.08	0.26		0.24	0.20	0.17	0.20
Net realized and unrealized gain (loss)	(0.16)	0.16		0.06	(0.16)	(0.09)	0.03
Total from investment operations	(0.08)	0.42		0.30	0.04	0.08	0.23
Dividends and Distributions:
Dividends from net investment income	(0.08)	(0.27)		(0.23)	(0.20)	(0.17)	(0.20)
Distributions from realized gains	-	-		-	(0.06)	(0.18)	(0.38)
Total dividends and distributions	(0.08)	(0.27)		(0.23)	(0.26)	(0.35)	(0.58)

Net Asset Value, End of Period	$ 9.74	$ 9.90		$ 9.75	$ 9.68	$ 9.90	$ 10.17

Total Return*	(0.85)%	4.27%		3.14%	0.40%	0.75%	2.34%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 60	$ 68		$ 98	$ 54	$ 77	$ 93
Ratio of net operating expenses to
average net assets (2)(5)	2.57%	2.40%	(4)	2.40%	2.40%	2.40%	2.40%
Ratio of net investment income (loss) to
average net assets (2)	1.59%	2.64%		2.41%	2.05%	1.71%	1.97%
Portfolio Turnover Rate	10%	39%		49%	35%	50%	33%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Financial Services  Portfolio: 4.87% for the six months ended February 28, 2009; 4.27% for the year ended August 31, 2008; 4.42% for the year ended August 31, 2007; 4.37% for the year ended August 31, 2006; 4.72% for the year ended August 31, 2005; and 4.13% for the year ended August 31, 2004.

(4) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.39% for the same period for the Investment Quality Bond Portfolio.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 2.57% for the six months ended February 28, 2009; 2.40% for the year ended August 31, 2008; 2.50% for the year ended August 31, 2007; 2.66% for the year ended August 31, 2006; 2.78% for the year ended August 31, 2005; and 2.81% for the year ended August 31, 2004.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,		August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)		2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 9.97		$ 10.03		$ 10.22	$ 10.44	$ 10.53	$ 10.34
Income (Loss) from Investment Operations:
Net investment income (loss)	0.09		0.22		0.22	0.22	0.21	0.23
Net realized and unrealized gain (loss)	(0.25)		0.00	**	(0.18)	(0.19)	(0.01)	0.26
Total from investment operations	(0.16)		0.22		0.04	0.03	0.20	0.49
Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.22)		(0.22)	(0.22)	(0.21)	(0.24)
Distributions from realized gains	(0.11)		(0.06)		(0.01)	(0.03)	(0.08)	(0.06)
Total dividends and distributions	(0.20)		(0.28)		(0.23)	(0.25)	(0.29)	(0.30)

Net Asset Value, End of Period	$ 9.61		$ 9.97		$ 10.03	$ 10.22	$ 10.44	$ 10.53

Total Return*	(1.62)%		2.21%		0.43%	0.30%	1.97%	4.80%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 54		$ 55		$ 56	$ 117	$ 69	$ 52
Ratio of net operating expenses to
average net assets (2)(3)	2.66%		2.40%		2.40%	2.40%	2.40%	2.40%
Ratio of net investment income (loss) to
average net assets (2)	1.86%		2.18%		2.21%	2.17%	2.03%	2.24%
Portfolio Turnover Rate	7%		3%		33%	19%	25%	29%

	U.S. Government Money Market Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,		August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)		2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss)	0.00	**	0.02		0.04	0.03	0.01	0.00	**
Net realized and unrealized gain (loss)	-		-		-	-	-	-
Total from investment operations	0.00	**	0.02		0.04	0.03	0.01	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	(0.02)		(0.04)	(0.03)	(0.01)	-
Distributions from realized gains	-		-		-	-	-	(0.00)	**
Total dividends and distributions	(0.00)	**	(0.02)		(0.04)	(0.03)	(0.01)	(0.00)	**

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return*	0.10%		2.07%		4.12%	3.33%	1.28%	0.04%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 112		$ 121		$ 142	$ 194	$ 205	$ 211
Ratio of net operating expenses to
average net assets (2)(4)	1.02%	(5)	1.25%		2.25%	2.25%	2.25%	2.09%
Ratio of net investment income (loss) to
average net assets (2)	0.17%		2.27%		4.07%	3.25%	1.27%	0.00%
Portfolio Turnover Rate	N/A		N/A		N/A	N/A	N/A	N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Municipal Bond Portfolio: 2.73% for the six months ended February 28, 2009; 2.73% for the year ended August 31, 2008; 2.60% for the year ended August 31, 2007; 3.16% for the year ended August 31, 2006; 3.09% for the year ended August 31, 2005; and 2.90% for the year ended August 31, 2004.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 2.29% for the six months ended February 28, 2009; 2.35% for the year ended August 31, 2008; 2.38% for the year ended August 31, 2007; 2.65% for the year ended August 31, 2006; 2.73% for the year ended August 31, 2005; 3.74% for the year ended August 31, 2004.

(5) During the six months ended February 28, 2009, the U.S. Government Money Market Portfolio incurred expenses associated with participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.   The ratio of net operating expenses to average daily net assets including these expenses was 1.10%.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,		August 31,	August 31,	August 31,	August 31,	August 31,
	2009(1)		2008(1)	2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 11.89		$ 20.36	$ 18.78	$ 17.19	$ 15.67	$ 14.13
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.04)		0.04	(0.08)	(0.08)	(0.14)	(0.16)
Net realized and unrealized gain (loss)	(4.99)		(5.95)	1.72	1.67	1.66	1.70
Total from investment operations	(5.03)		(5.91)	1.64	1.59	1.52	1.54
Dividends and Distributions:
Dividends from net investment income	(0.19)		-	(0.06)	-	-	-
Distributions from realized gains	-		(2.56)	-	-	-	-
Total dividends and distributions	(0.19)		(2.56)	(0.06)	-	-	-

Net Asset Value, End of Period	$ 6.67		$ 11.89	$ 20.36	$ 18.78	$ 17.19	$ 15.67

Total Return*	(42.40)%		(32.18)%	8.70%	9.25%	9.70%	10.90%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 548		$ 1,002	$ 1,750	$ 1,897	$ 2,020	$ 2,539
Ratio of net operating expenses to
average net assets (2)	3.06%		2.52%	2.43%	2.52%	2.65%	2.73%
Ratio of net investment income (loss) to
average net assets (2)	(1.05)%		0.24%	(0.37)%	(0.45)%	(0.85)%	(1.01)%
Portfolio Turnover Rate	27%		182%	66%	49%	71%	92%

	Large Cap Growth Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,		August 31,	August 31,	August 31,	August 31,	August 31,
	2009(1)		2008(1)	2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 15.66		$ 15.85	$ 12.81	$ 13.43	$ 11.23	$ 12.19
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.11)		(0.13)	(0.30)	(0.30)	(0.25)	(0.24)
Net realized and unrealized gain (loss)	(6.94)		(0.06)	3.34	(0.32)	2.45	(0.72)
Total from investment operations	(7.05)		(0.19)	3.04	(0.62)	2.20	(0.96)
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	-	-	-	-	-
Distributions from realized gains	-		-	-	-	-	-
Total dividends and distributions	-		-	-	-	-	-

Net Asset Value, End of Period	$ 8.61		$ 15.66	$ 15.85	$ 12.81	$ 13.43	$ 11.23

Total Return*	(45.02)%		(1.20)%	23.73%	(4.62)%	19.59%	(7.88)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 986		$ 1,839	$ 1,924	$ 1,819	$ 2,175	$ 1,588
Ratio of net operating expenses to
average net assets (2)	2.96%		2.28%	2.53%	2.59%	2.74%	2.66%
Ratio of net investment income (loss) to
average net assets (2)	(2.10)%		(0.79)%	(2.07)%	(2.04)%	(2.06)%	(1.93)%
Portfolio Turnover Rate	99%		167%	104%	125%	147%	129%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per shares amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Capitalization Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 8.47	$ 9.66		$ 10.50	$ 12.53	$ 11.25	$ 10.29
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.04)	(0.12)		(0.14)	(0.22)	(0.21)	(0.19)
Net realized and unrealized gain (loss)	(3.41)	(0.29)		1.81	0.04	2.87	1.15
Total from investment operations	(3.45)	(0.41)		1.67	(0.18)	2.66	0.96
Dividends and Distributions:
Dividends from net investment income	-	-		-	-	-	-
Distributions from realized gains	-	(0.78)		(2.51)	(1.85)	(1.38)	-
Total dividends and distributions	-	(0.78)		(2.51)	(1.85)	(1.38)	-

Net Asset Value, End of Period	$ 5.02	$ 8.47		$ 9.66	$ 10.50	$ 12.53	$ 11.25

Total Return*	(40.73)%	(4.44)%		17.89%	(1.62)%	24.24%	9.33%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 251	$ 488		$ 607	$ 901	$ 927	$ 851
Ratio of net operating expenses to
average net assets (2)(4)	3.18%	2.44%	(3)	2.64%	3.00%	2.89%	2.85%
Ratio of net investment income (loss) to
average net assets (2)	(1.23)%	(1.32)%		(1.39)%	(1.95)%	(1.79)%	(1.65)%
Portfolio Turnover Rate	50%	89%		78%	130%	75%	76%

	Small Cap Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 7.46	$ 10.57		$ 11.77	$ 14.55	$ 12.25	$ 10.76
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	(0.06)		(0.10)	(0.19)	(0.23)	(0.16)
Net realized and unrealized gain (loss)	(3.03)	(0.28)		1.41	0.91	2.54	1.87
Total from investment operations	(3.05)	(0.34)		1.31	0.72	2.31	1.71
Dividends and Distributions:
Dividends from net investment income	-	-		-	-	-	-
Distributions from realized gains	(0.86)	(2.77)		(2.51)	(3.50)	(0.01)	(0.22)
Total dividends and distributions	(0.86)	(2.77)		(2.51)	(3.50)	(0.01)	(0.22)

Net Asset Value, End of Period	$ 3.55	$ 7.46		$ 10.57	$ 11.77	$ 14.55	$ 12.25

Total Return*	(42.81)%	(3.46)%		12.17%	5.95%	18.90%	16.01%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 236	$ 428		$ 618	$ 680	$ 799	$ 898
Ratio of net operating expenses to
average net assets (2)	3.12%	2.69%		2.32%	2.85%	2.85%	2.61%
Ratio of net investment income (loss) to
average net assets (2)	(0.78)%	(0.75)%		(0.86)%	(1.53)%	(1.66)%	(1.40)%
Portfolio Turnover Rate	51%	58%		42%	35%	17%	11%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.41% for the same period for the Mid Capitalization Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Mid Cap Portfolio: 3.18% for the six months ended February 28, 2009; 2.44% for the year ended August 31,2008; 2.64% for the year ended August 31, 2007; 3.05% year ended August 31, 2006; 2.89% for the year ended August 31, 2005; and 2.85% for the year ended August 31, 2004.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	International Equity Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 11.33	$ 13.65		$ 12.11	$ 9.96	$ 8.31	$ 6.93
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	(0.01)		(0.01)	(0.07)	(0.04)	(0.07)
Net realized and unrealized gain (loss)	(5.18)	(2.31)		1.55	2.22	1.69	1.45
Total from investment operations	(5.20)	(2.32)		1.54	2.15	1.65	1.38
Dividends and Distributions:
Dividends from net investment income	(0.15)	-		-	-	-	-
Distributions from realized gains	-	-		-	-	-	-
Total dividends and distributions	(0.15)	-		-	-	-	-

Net Asset Value, End of Period	$ 5.98	$ 11.33		$ 13.65	$ 12.11	$ 9.96	$ 8.31

Total Return*	(46.13)%	(16.97)%		12.72%	21.59%	19.86%	19.91%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 228	$ 506		$ 724	$ 645	$ 575	$ 595
Ratio of net operating expenses to
average net assets (2)(3)	3.12%	2.93%		2.82%	2.91%	3.00%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(0.50)%	(0.05)%		(0.02)%	(0.65)%	(0.40)%	(0.94)%
Portfolio Turnover Rate	35%	70%		83%	69%	74%	183%

	Health & Biotechnology Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 13.34	$ 13.82		$ 12.70	$ 13.80	$ 12.11	$ 11.14
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.11)	(0.29)		(0.29)	(0.35)	(0.25)	(0.22)
Net realized and unrealized gain (loss)	(3.60)	(0.19)		1.41	(0.75)	1.94	1.19
Total from investment operations	(3.71)	(0.48)		1.12	(1.10)	1.69	0.97
Dividends and Distributions:
Dividends from net investment income	-	-		-	-	-	-
Distributions from realized gains	-	-		-	-	-	-
Total dividends and distributions	-	-		-	-	-	-

Net Asset Value, End of Period	$ 9.63	$ 13.34		$ 13.82	$ 12.70	$ 13.80	$ 12.11

Total Return*	(27.81)%	(3.47)%		8.82%	(7.97)%	13.95%	8.71%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 1,550	$ 2,379		$ 2,950	$ 4,262	$ 6,851	$ 9,302
Ratio of net operating expenses to
average net assets (2)(5)	3.41%	3.30%	(4)	3.13%	3.30%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(2.05)%	(2.16)%		(2.15)%	(2.61)%	(2.00)%	(1.83)%
Portfolio Turnover Rate	14%	15%		25%	16%	111%	65%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the International Equity Portfolio: 3.12% for the six months ended February 28, 2009; 2.93% for the year ended August 31, 2008; 2.82% for the year ended August 31, 2007; 2.91% for the year ended August 31, 2006; 3.00% for the year ended August 31, 2005; and 3.44% for the year ended August 31, 2004.

(4) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.98% for the same period for the Health & Biotechnology Portfolio.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 3.41% for the six months ended February 28, 2009; 3.30% for the year ended August 31, 2008; 3.13% for the year ended August 31, 2007; 3.38% for the year ended August 31, 2006; 3.44% for the year ended August 31, 2005; and 3.37% for the year ended August 31, 2004.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Technology & Communications Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 8.32	$ 9.22		$ 6.99	$ 7.14	$ 5.47	$ 6.45
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.09)	(0.23)		(0.22)	(0.21)	(0.16)	(0.20)
Net realized and unrealized gain (loss)	(3.06)	(0.67)		2.45	0.06	1.83	(0.78)
Total from investment operations	(3.15)	(0.90)		2.23	(0.15)	1.67	(0.98)
Dividends and Distributions:
Dividends from net investment income	-	-		-	-	-	-
Distributions from realized gains	-	-		-	-	-	-
Total dividends and distributions	-	-		-	-	-	-

Net Asset Value, End of Period	$ 5.17	$ 8.32		$ 9.22	$ 6.99	$ 7.14	$ 5.47

Total Return*	(37.86)%	(9.76)%		31.90%	(2.10)%	30.53%	(15.19)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 339	$ 586		$ 720	$ 775	$ 970	$ 1,071
Ratio of net operating expenses to
average net assets (2)(4)	3.63%	3.30%	(3)	3.22%	3.30%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(3.08)%	(2.60)%		(2.73)%	(2.88)%	(2.45)%	(3.06)%
Portfolio Turnover Rate	118%	314%		163%	99%	70%	53%

	Energy & Basic Materials Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 24.77	$ 32.37		$ 28.24	$ 26.16	$ 17.40	$ 14.15
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.10)	(0.64)		(0.68)	(0.61)	(0.45)	(0.30)
Net realized and unrealized gain (loss)	(12.61)	3.89		5.73	3.05	9.21	3.55
Total from investment operations	(12.71)	3.25		5.05	2.44	8.76	3.25
Dividends and Distributions:
Dividends from net investment income	(1.73)	-		-	-	-	-
Distributions from realized gains	(3.77)	(10.85)		(0.92)	(0.36)	-	-
Total dividends and distributions	(5.50)	(10.85)		(0.92)	(0.36)	-	-

Net Asset Value, End of Period	$ 6.56	$ 24.77		$ 32.37	$ 28.24	$ 26.16	$ 17.40

Total Return*	(52.17)%	9.61%		18.31%	9.33%	50.34%	22.97%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 92	$ 180		$ 185	$ 225	$ 104	$ 67
Ratio of net operating expenses to
average net assets (2)(6)	3.63%	3.30%	(5)	3.30%	3.30%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(1.71)%	(2.26)%		(2.27)%	(2.09)%	(2.16)%	(1.80)%
Portfolio Turnover Rate	61%	139%		87%	34%	65%	88%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 3.23% for the same period for the Technology & Communications Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Technology & Communications Portfolio: 4.24% for the six months ended February 28, 2009; 3.30% for the year ended August 31, 2008; 3.22% for the year ended August 31, 2007; 3.73% for the year ended August 31, 2006; 3.69% for the year ended August 31, 2005; and 3.32% for the year ended August 31, 2004.

(5) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 3.22% for the same period for the Energy & Basic Materials Portfolio.

(6) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 3.89% for the six months ended February 28, 2009; 3.30% for the year ended August 31, 2008; 3.31% for the year ended August 31, 2007; 3.41% for the year ended August 31, 2006; 3.93% for the year ended August 31, 2005; and 3.93% for the year ended August 31, 2004.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Financial Services Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 7.81	$ 11.25		$ 12.78	$ 12.15	$ 11.36	$ 10.83
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	(0.09)		(0.19)	(0.11)	(0.23)	(0.21)
Net realized and unrealized gain (loss)	(4.10)	(2.20)		0.89	1.61	1.71	0.74
Total from investment operations	(4.12)	(2.29)		0.70	1.50	1.48	0.53
Dividends and Distributions:
Dividends from net investment income	-	-		-	-	-	-
Distributions from realized gains	-	(1.15)		(2.23)	(0.87)	(0.69)	-
Total dividends and distributions	-	(1.15)		(2.23)	(0.87)	(0.69)	-

Net Asset Value, End of Period	$ 3.69	$ 7.81		$ 11.25	$ 12.78	$ 12.15	$ 11.36

Total Return*	(52.75)%	(22.51)%		4.13%	12.53%	12.94%	4.89%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 24	$ 61		$ 111	$ 117	$ 111	$ 101
Ratio of net operating expenses to
average net assets (2)(3)	3.58%	3.30%		3.30%	3.30%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(0.70)%	(0.91)%		(1.49)%	(0.89)%	(1.93)%	(1.87)%
Portfolio Turnover Rate	50%	87%		92%	159%	150%	199%

	Investment Quality Bond Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 9.91	$ 9.76		$ 9.69	$ 9.91	$ 10.18	$ 10.53
Income (Loss) from Investment Operations:
Net investment income (loss)	0.08	0.26		0.23	0.20	0.17	0.20
Net realized and unrealized gain (loss)	(0.16)	0.15		0.07	(0.16)	(0.09)	0.03
Total from investment operations	(0.08)	0.41		0.30	0.04	0.08	0.23
Dividends and Distributions:
Dividends from net investment income	(0.08)	(0.26)		(0.23)	(0.20)	(0.17)	(0.20)
Distributions from realized gains	-	-		-	(0.06)	(0.18)	(0.38)
Total dividends and distributions	(0.08)	(0.26)		(0.23)	(0.26)	(0.35)	(0.58)

Net Asset Value, End of Period	$ 9.75	$ 9.91		$ 9.76	$ 9.69	$ 9.91	$ 10.18

Total Return*	(0.85)%	4.27%		3.14%	0.40%	0.75%	2.34%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 632	$ 668		$ 714	$ 1,015	$ 1,199	$ 1,251
Ratio of net operating expenses to
average net assets (2)(5)	2.57%	2.40%	(4)	2.40%	2.40%	2.40%	2.40%
Ratio of net investment income (loss) to
average net assets (2)	1.57%	2.67%		2.41%	2.07%	1.69%	1.97%
Portfolio Turnover Rate	10%	39%		49%	35%	50%	33%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Financial Services  Portfolio: 5.03% for the six months ended February 28, 2009; 4.28% for the year ended August 31, 2008; 4.42% for the year ended August 31, 2007; 4.37% for the year ended August 31, 2006; 4.70% for the year ended August 31, 2005; and 4.13% for the year ended August 31, 2004.

(4) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.36% for the same period for the Investment Quality Bond Portfolio.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 2.57% for the six months ended February 28, 2009; 2.40% for the year ended August 31, 2008; 2.50% for the year ended August 31, 2007; 2.66% for the year ended August 31, 2006; 2.78% for the year ended August 31, 2005; and 2.81% for the year ended August 31, 2004.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,		August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)		2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 9.95		$ 10.01		$ 10.21	$ 10.42	$ 10.52	$ 10.33
Income (Loss) from Investment Operations:
Net investment income (loss)	0.09		0.22		0.22	0.22	0.21	0.24
Net realized and unrealized gain (loss)	(0.25)		0.00	**	(0.19)	(0.18)	(0.02)	0.25
Total from investment operations	(0.16)		0.22		0.03	0.04	0.19	0.49
Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.22)		(0.22)	(0.22)	(0.21)	(0.24)
Distributions from realized gains	(0.11)		(0.06)		(0.01)	(0.03)	(0.08)	(0.06)
Total dividends and distributions	(0.20)		(0.28)		(0.23)	(0.25)	(0.29)	(0.30)

Net Asset Value, End of Period	$ 9.59		$ 9.95		$ 10.01	$ 10.21	$ 10.42	$ 10.52

Total Return*	(1.63)%		2.21%		0.33%	0.40%	1.86%	4.81%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 338		$ 343		$ 322	$ 313	$ 329	$ 325
Ratio of net operating expenses to
average net assets (2)(3)	2.67%		2.40%		2.40%	2.40%	2.40%	2.40%
Ratio of net investment income (loss) to
average net assets (2)	1.85%		2.18%		2.21%	2.16%	2.02%	2.24%
Portfolio Turnover Rate	7%		3%		33%	19%	25%	29%

	U.S. Government Money Market Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,		August 31,		August 31,	August 31,	August 31,	August 31,
	2009(1)		2008(1)		2007(1)	2006(1)	2005(1)	2004(1)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss)	0.00	**	0.02		0.04	0.03	0.01	0.00	**
Net realized and unrealized gain (loss)	-		-		-	-	-	-
Total from investment operations	0.00	**	0.02		0.04	0.03	0.01	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	(0.02)		(0.04)	(0.03)	(0.01)	-
Distributions from realized gains	-		-		-	-	-	(0.00)	**
Total dividends and distributions	(0.00)	**	(0.02)		(0.04)	(0.03)	(0.01)	(0.00)	**

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return*	0.10%		2.08%		4.10%	3.32%	1.28%	0.04%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 566		$ 432		$ 464	$ 575	$ 640	$ 688
Ratio of net operating expenses to
average net assets (2)(4)	0.99%	(5)	1.25%		2.25%	2.25%	2.25%	2.09%
Ratio of net investment income (loss) to
average net assets (2)	0.15%		2.12%		4.07%	3.27%	1.26%	0.00%
Portfolio Turnover Rate	N/A		N/A		N/A	N/A	N/A	N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Municipal Bond Portfolio: 2.73% for the six months ended February 28, 2009; 2.73% for the year ended August 31, 2008; 2.60% for the year ended August 31, 2007; 3.16% for the year ended August 31, 2006; 3.10% for the year ended August 31, 2005; and 2.90% for the year ended August 31, 2004.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 2.28% for the six months ended February 28, 2009; 2.32% for the year ended August 31, 2008; 2.38% for the year ended August 31, 2007; 2.64% for the year ended August 31, 2006; 2.72% for the year ended August 31, 2005; and 3.74% for the year ended August 31, 2004.

(5) During the six months ended February 28, 2009, the U.S. Government Money Market Portfolio incurred expenses associated with participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.     The ratio of net operating expenses to average daily net assets including these expenses was 1.07%.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses.    The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2008 through

February 28, 2009.

Actual Expenses:  The first table provides information about actual account values and actual expenses.  The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period.  Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account Value – 9/1/2008	Ending Account Value – 2/28/2009	Expense Paid 9/1/2008-2/28/2009*	Expense Ratio [Annualized]
Actual Expenses – Table 1:
Large Capitalization Value – Class I	$1,000.00	$578.40	$8.00	2.06%
Large Capitalization Value – Class A	1,000.00	577.90	9.74	2.51
Large Capitalization Value – Class B	1,000.00	575.20	11.81	3.05
Large Capitalization Value – Class C	1,000.00	576.00	11.86	3.06
Large Capitalization Growth – Class I	1,000.00	551.80	7.44	1.95
Large Capitalization Growth – Class A	1,000.00	550.90	9.04	2.37
Large Capitalization Growth – Class B	1,000.00	549.60	11.28	2.96
Large Capitalization Growth – Class C	1,000.00	549.80	11.28	2.96
Mid Capitalization – Class I	1,000.00	595.90	8.48	2.16
Mid Capitalization – Class A	1,000.00	594.90	10.08	2.57
Mid Capitalization – Class B	1,000.00	592.50	12.41	3.17
Mid Capitalization – Class C	1,000.00	592.70	12.45	3.18
Small Capitalization – Class I	1,000.00	573.80	8.13	2.10
Small Capitalization – Class A	1,000.00	573.30	10.17	2.63
Small Capitalization – Class B	1,000.00	572.20	11.95	3.09
Small Capitalization – Class C	1,000.00	571.90	12.06	3.12
International Equity – Class I	1,000.00	541.50	8.00	2.11
International Equity – Class A	1,000.00	540.70	9.28	2.45
International Equity – Class B	1,000.00	538.50	11.80	3.12
International Equity – Class C	1,000.00	538.70	11.81	3.12
Health & Biotechnology – Class I	1,000.00	725.10	10.22	2.41
Health & Biotechnology – Class A	1,000.00	724.10	11.91	2.81
Health & Biotechnology – Class B	1,000.00	721.60	14.31	3.38
Health & Biotechnology – Class C	1,000.00	721.90	14.44	3.41
Technology & Communications – Class I	1,000.00	623.80	10.50	2.63
Technology & Communications – Class A	1,000.00	623.90	12.10	3.03
Technology & Communications – Class B	1,000.00	621.70	14.28	3.58
Technology & Communications – Class C	1,000.00	621.40	14.47	3.63
Energy & Basic Materials – Class I	1,000.00	480.20	9.57	2.63
Energy & Basic Materials – Class A	1,000.00	479.10	10.84	2.98
Energy & Basic Materials – Class B	1,000.00	477.60	12.94	3.56
Energy & Basic Materials – Class C	1,000.00	478.30	13.20	3.63
Financial Services – Class I	1,000.00	475.50	9.43	2.60
Financial Services – Class A	1,000.00	473.10	10.83	2.99
Financial Services – Class B	1,000.00	471.90	12.63	3.49
Financial Services – Class C	1,000.00	472.50	12.96	3.58
Investment Quality Bond – Class I	1,000.00	996.70	7.76	1.58
Investment Quality Bond – Class A	1,000.00	994.40	9.76	1.99
Investment Quality Bond – Class B	1,000.00	991.50	12.59	2.57
Investment Quality Bond – Class C	1,000.00	991.50	12.59	2.57
Municipal Bond – Class I	1,000.00	989.30	8.17	1.67
Municipal Bond – Class A	1,000.00	986.10	10.30	2.11
Municipal Bond – Class B	1,000.00	983.80	12.98	2.66
Municipal Bond – Class C	1,000.00	983.70	13.02	2.67
U.S. Government Money Market – Class I	1,000.00	1,001.00	5.02	1.02
U.S. Government Money Market – Class A	1,000.00	1,001.00	4.48	0.91
U.S. Government Money Market – Class B	1,000.00	1,001.00	5.02	1.02
U.S. Government Money Market – Class C	1,000.00	1,001.00	4.87	0.99

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Examples for Comparison Purposes:  The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period.  This information may be used to compare the ongoing costs of investing in the fund and other mutual funds.  To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account Value – 9/1/2008	Ending Account Value – 2/28/2009	Expense Paid 9/1/2008-2/28/2009*	Expense Ratio [Annualized]
Hypothetical 5% Return Before Expenses] – Table 2:
Large Capitalization Value – Class I	$1,000.00	$1,014.46	$10.20	2.06%
Large Capitalization Value – Class A	1,000.00	1,012.25	12.42	2.51
Large Capitalization Value – Class B	1,000.00	1,009.59	15.07	3.05
Large Capitalization Value – Class C	1,000.00	1,009.54	15.12	3.06
Large Capitalization Growth – Class I	1,000.00	1,015.00	9.66	1.95
Large Capitalization Growth – Class A	1,000.00	1,012.93	11.73	2.37
Large Capitalization Growth – Class B	1,000.00	1,010.03	14.63	2.96
Large Capitalization Growth – Class C	1,000.00	1,010.03	14.63	2.96
Mid Capitalization – Class I	1,000.00	1,013.97	10.70	2.16
Mid Capitalization – Class A	1,000.00	1,011.95	12.71	2.57
Mid Capitalization – Class B	1,000.00	1,009.00	15.66	3.17
Mid Capitalization – Class C	1,000.00	1,008.95	15.71	3.18
Small Capitalization – Class I	1,000.00	1,014.26	10.40	2.10
Small Capitalization – Class A	1,000.00	1,011.66	13.01	2.63
Small Capitalization – Class B	1,000.00	1,009.39	15.27	3.09
Small Capitalization – Class C	1,000.00	1,009.25	15.42	3.12
International Equity – Class I	1,000.00	1,014.21	10.45	2.11
International Equity – Class A	1,000.00	1,012.54	12.12	2.45
International Equity – Class B	1,000.00	1,009.25	15.42	3.12
International Equity – Class C	1,000.00	1,009.25	15.42	3.12
Health & Biotechnology – Class I	1,000.00	1,012.74	11.93	2.41
Health & Biotechnology – Class A	1,000.00	1,010.77	13.89	2.81
Health & Biotechnology – Class B	1,000.00	1,007.97	16.69	3.38
Health & Biotechnology – Class C	1,000.00	1,007.82	16.84	3.41
Technology & Communications – Class I	1,000.00	1,011.66	13.01	2.63
Technology & Communications – Class A	1,000.00	1,009.69	14.97	3.03
Technology & Communications – Class B	1,000.00	1,006.98	17.67	3.58
Technology & Communications – Class C	1,000.00	1,006.74	17.91	3.63
Energy & Basic Materials – Class I	1,000.00	1,011.66	13.01	2.63
Energy & Basic Materials – Class A	1,000.00	1,009.93	14.73	2.98
Energy & Basic Materials – Class B	1,000.00	1,007.08	17.57	3.56
Energy & Basic Materials – Class C	1,000.00	1,006.74	17.91	3.63
Financial Services – Class I	1,000.00	1,011.80	12.86	2.60
Financial Services – Class A	1,000.00	1,009.89	14.78	2.99
Financial Services – Class B	1,000.00	1,007.43	17.23	3.49
Financial Services – Class C	1,000.00	1,006.98	17.67	3.58
Investment Quality Bond – Class I	1,000.00	1,016.82	7.84	1.58
Investment Quality Bond – Class A	1,000.00	1,010.03	9.84	1.99
Investment Quality Bond – Class B	1,000.00	1,011.95	12.71	2.57
Investment Quality Bond – Class C	1,000.00	1,011.95	12.71	2.57
Municipal Bond – Class I	1,000.00	1,016.38	8.28	1.67
Municipal Bond – Class A	1,000.00	1,010.03	10.43	2.11
Municipal Bond – Class B	1,000.00	1,011.51	13.16	2.66
Municipal Bond – Class C	1,000.00	1,011.46	13.21	2.67
U.S. Government Money Market – Class I	1,000.00	1,019.57	5.07	1.02
U.S. Government Money Market – Class A	1,000.00	1,013.97	4.51	0.91
U.S. Government Money Market – Class B	1,000.00	1,019.57	5.07	1.02
U.S. Government Money Market – Class C	1,000.00	1,019.72	4.92	0.99

* Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the days in reporting period).

THE SARATOGA

ADVANTAGE TRUST

Privacy Policy for the Saratoga Advantage Trust

The Saratoga Advantage Trust (“Saratoga”) respects your right to privacy.   We also know that you expect us to conduct and process your business in an accurate and efficient manner.   To do so, we must collect and maintain certain non-public personal information about you.   This is the information we collect from you on applications or other forms, from your activities on our website, and from the transactions you make with us, our affiliates or third parties.  We do not disclose any non-public personal information about you or any of our former customers to anyone, except as permitted by law.   Specifically, so that we may continue to offer you investment products and services to help you meet your investing needs, and to effect transactions that you request or authorize, we may disclose the non-public personal information we collect to companies that perform services on our behalf, such as Saratoga’s transfer agent, or printers and mailers that assist us in the distribution of investor materials.   These companies are instructed to use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose.   To protect your non-public personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your non-public personal information.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the period ended June 30, 2008 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-672-4839.

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 28, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Saratoga Advantage Trust

By (Signature and Title)

*

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date

5/5/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ Mark S. Marrone

Mark S. Marrone, Treasurer and Chief Financial Officer

Date

5/5/09

By (Signature and Title)

*

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date

5/5/09

* Print the name and title of each signing officer under his or her signature.